FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1999   December 31, 2000   in Unit Value
                                           ------------------  ------------------  --------------
 FUTURITY CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........       $16.0639            $14.1147              (12.13)%
   V.I. Growth Fund......................        16.6782             13.0788              (21.58)
   V.I. Growth and Income Fund...........        14.9550             12.6026              (15.73)
   V.I. International Equity Fund........        16.8153             12.2053              (27.42)
 The Alger American Fund
   Growth Portfolio......................        16.6799             14.0201              (15.95)
   Income and Growth Portfolio...........        16.6354             16.1991               (2.62)
   Small Capitalization Portfolio........        14.6937             10.5502              (28.20)
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE Large Cap Growth Fund....        14.6906             11.2320              (23.54)
   VIT-SM- CORE Small Cap Equity Fund....        10.3704             10.4070                0.35
   VIT-SM- CORE US Equity Fund...........        13.8599             12.3549              (10.86)
   Growth and Income Fund................         9.6158              9.0392               (6.00)
   International Equity Fund.............        13.6576             11.6938              (14.38)
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio.....        12.6575             11.1129              (12.20)
   International Opportunities
    Portfolio............................        12.4536             10.3374              (16.99)
   Small Company Portfolio...............        11.8980             10.4061              (12.54)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........        11.6064             13.2532               14.19
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........        14.8787             12.9992              (12.63)
   Emerging Growth Series................        21.1132             16.8486              (20.20)
   High Yield Series.....................        10.1846              9.3641               (8.06)
   Money Market Series...................        10.6449             11.1246                4.51
   Utilities Series......................        13.4418             14.1833                5.52
   Government Securities Series..........        10.2352             11.3197               10.60
 OCC Accumulation Trust
   Equity Portfolio......................        10.6854             11.5835                8.40
   Mid Cap Portfolio.....................        11.6402             14.4520               24.16
   Small Cap Portfolio...................         7.9927             11.3656               42.20
 Salomon Brothers Variable
 Series Funds, Inc.
   Variable Capital Fund.................        13.0553             15.2248               16.62
   Variable Investors Fund...............        11.2585             12.7964               13.66
   Variable Strategic Bond Fund..........        10.3875             10.9937                5.84
   Variable Total Return Fund............        10.0870             10.7353                6.43
 Credit Suisse Institutional
   Emerging Markets Portfolio............        13.1613              8.8847              (32.49)
   International Equity Portfolio........        13.7221             10.0288              (26.91)
   Post-Venture Capital Portfolio........        14.8836             11.8989              (20.05)
   Small Company Growth Portfolio........        14.7515             11.9134              (19.24)

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1999   December 31, 2000   in Unit Value
                                           ------------------  ------------------  --------------
 FUTURITY II CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........       $16.1116            $14.1533              (12.15)%
   V.I. Growth Fund......................        15.1070             11.8439              (21.60)
   V.I. Growth and Income Fund...........        14.6474             12.3404              (15.75)
   V.I. International Equity Fund........        16.1369             11.7102              (27.43)
 The Alger American Fund
   Growth Portfolio......................        14.7688             12.4108              (15.97)
   Income and Growth Portfolio...........        15.4887             15.0789               (2.65)
   Small Capitalization Portfolio........        16.0647             11.5319              (28.22)
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE Large Cap Growth Fund....        14.6991             11.2359              (23.56)
   VIT-SM- CORE Small Cap Equity Fund....        12.5954             12.6369                0.33
   VIT-SM- CORE US Equity Fund...........        13.2821             11.8371              (10.88)
   Growth and Income Fund................        10.7721             10.1238               (6.02)
   International Equity Fund.............        13.7806             11.7963              (14.40)
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio.....        12.5201             10.9897              (12.22)
   International Opportunities
    Portfolio............................        14.1565             11.7482              (17.01)
   Small Company Portfolio...............        15.4528             13.5120              (12.56)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........        12.1973             13.9246               14.16
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........        14.5469             12.7064              (12.65)
   Emerging Growth Series................        19.5404             15.5898              (20.22)
   High Yield Series.....................        10.5249              9.6747               (8.08)
   Utilities Series......................        13.6365             14.3854                5.49
   Government Securities Series..........         9.6303             10.6482               10.57
   Total Return Series...................         9.7515             11.2309               15.17
   Massachusetts Investors Trust
    Series...............................        10.3311             10.1975               (1.29)
   New Discovery Series..................        15.7992             15.6390               (1.01)
   Massachusetts Investors Growth Stock
    Series...............................        12.7880             11.8375               (7.43)
 OCC Accumulation Trust
   Equity Portfolio......................        10.6953             11.5916                8.38
   Mid Cap Portfolio.....................        12.7334             15.8056               24.13
   Small Cap Portfolio...................        10.0200             14.2449               42.16
   Managed Portfolio.....................        10.9043             11.7996                8.21
 Sun Capital Advisers Trust
   Money Market Fund.....................        10.3353             10.7901                4.40
   Investment Grade Bond Fund............         9.7835             10.6022                8.37
   Real Estate Fund......................         9.5549             12.3623               29.38
   Select Equity Fund....................        12.4016             11.0466              (10.93)
   Blue Chip Mid Cap Fund................        12.4368             15.3237               23.21
   Investors Foundation Fund.............        10.9954             10.1949               (7.28)
   Davis Venture Value Fund..............        10.0000*             9.7933               (2.07)
   Davis Financial Fund..................        10.0000*            11.2658               12.66
 Credit Suisse Institutional
   Emerging Markets Portfolio............        18.7689             12.6672              (32.51)
   International Equity Portfolio........        15.6899             11.4643              (26.93)
   Post-Venture Capital Portfolio........        18.1439             14.5020              (20.07)
   Small Company Growth Portfolio........        18.4977             14.9354              (19.26)

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------  Percent Change
                                           December 31, 1999  December 31, 2000   in Unit Value
                                           -----------------  ------------------  --------------
 FUTURITY FOCUS CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........      $14.5809            $12.8428              (11.92)%
   V.I. Growth Fund......................       12.6718              9.9612              (21.39)
   V.I. Growth and Income Fund...........       12.3530             10.4350              (15.53)
   V.I. International Equity Fund........       15.4607             11.2494              (27.24)
 The Alger American Fund
   Growth Portfolio......................       11.9744             10.0894              (15.74)
   Income and Growth Portfolio...........       13.3063             12.9887               (2.39)
   Small Capitalization Portfolio........       14.3935             10.3598              (28.02)
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE Large Cap Growth Fund....       12.6110              9.6654              (23.36)
   VIT-SM- CORE Small Cap Equity Fund....       12.6115             12.6867                0.60
   VIT-SM- CORE US Equity Fund...........       11.4782             10.2536              (10.67)
   Growth and Income Fund................       10.2122              9.6232               (5.77)
   International Equity Fund.............       12.8408             11.0210              (14.17)
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio.....       11.3541              9.9928              (11.99)
   International Opportunities
    Portfolio............................       12.9528             10.7779              (16.79)
   Small Company Portfolio...............       15.2351             13.3571              (12.33)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........       11.1378             12.7488               14.46
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       13.0937             11.4675              (12.42)
   Emerging Growth Series................       16.8156             13.4516              (20.01)
   High Yield Series.....................       10.1744              9.3774               (7.83)
   Utilities Series......................       12.9391             13.6861                5.77
   Government Securities Series..........        9.8048             10.8700               10.86
   Total Return Series...................        9.7678             11.2795               15.48
   Massachusetts Investors Trust
    Series...............................       10.3484             10.2417               (1.03)
   New Discovery Series..................       15.8255             15.7067               (0.75)
   Massachusetts Investors Growth Stock
    Series...............................       12.8093             11.8887               (7.19)
 OCC Accumulation Trust
   Equity Portfolio......................       10.1788             11.0611                8.67
   Mid Cap Portfolio.....................       12.5548             15.6254               24.46
   Small Cap Portfolio...................       10.7094             15.2655               42.54
   Managed Portfolio.....................       10.3195             11.1965                8.50
 Sun Capital Advisers Trust
   Money Market Fund.....................       10.2760             10.7567                4.68
   Investment Grade Bond Fund............        9.8082             10.6573                8.66
   Real Estate Fund......................       10.1759             13.2008               29.73
   Select Equity Fund....................       12.4115             11.0848              (10.69)
   Blue Chip Mid Cap Fund................       12.4467             15.3767               23.54
   Investors Foundation Fund.............       11.0042             10.2301               (7.03)
   Davis Venture Value Fund..............       10.0000*             9.8051               (1.95)
   Davis Financial Fund..................       10.0000*            11.2193               12.79
 Credit Suisse Institutional
   Emerging Markets Portfolio............       18.4283             12.4705              (32.33)
   International Equity Portfolio........       15.0418             11.0200              (26.74)
   Post-Venture Capital Portfolio........       16.0808             12.8872              (19.86)
   Small Company Growth Portfolio........       17.6963             14.3265              (19.04)

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------  Percent Change
                                           December 31, 1999  December 31, 2000   in Unit Value
                                           -----------------  ------------------  --------------
 FUTURITY ACCOLADE CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund --
    Level 1..............................      $13.7461            $12.0693              (12.20)%
   V.I. Capital Appreciation Fund --
    Level 2..............................       12.4149*            12.0562               (2.89)
   V.I. Capital Appreciation Fund --
    Level 3..............................       12.4149*            12.0476               (2.96)
   V.I. Capital Appreciation Fund --
    Level 4..............................       12.4149*            12.0345               (3.06)
   V.I. Growth Fund -- Level 1...........       12.6219              9.8906              (21.64)
   V.I. Growth Fund -- Level 2...........       11.7270*             9.8799              (15.75)
   V.I. Growth Fund -- Level 3...........       11.7270*             9.8728              (15.81)
   V.I. Growth Fund -- Level 4...........       11.7270*             9.8621              (15.90)
   V.I. Growth and Income Fund -- Level
    1....................................       12.7245             10.7150              (15.79)
   V.I. Growth and Income Fund -- Level
    2....................................       11.6161*            10.7035               (7.86)
   V.I. Growth and Income Fund -- Level
    3....................................       11.6161*            10.6958               (7.92)
   V.I. Growth and Income Fund -- Level
    4....................................       11.6161*            10.6842               (8.02)
   V.I. International Equity Fund --
    Level 1..............................       13.8416             10.0395              (27.47)
   V.I. International Equity Fund --
    Level 2..............................       12.0281*            10.0286              (16.62)
   V.I. International Equity Fund --
    Level 3..............................       12.0281*            10.0214              (16.68)
   V.I. International Equity Fund --
    Level 4..............................       12.0281*            10.0105              (16.77)
 The Alger American Fund
   Growth Portfolio -- Level 1...........       12.4941             10.4940              (16.01)
   Growth Portfolio -- Level 2...........       11.6609*            10.4827              (10.10)
   Growth Portfolio -- Level 3...........       11.6609*            10.4751              (10.17)
   Growth Portfolio -- Level 4...........       11.6609*            10.4638              (10.27)
   Income and Growth Portfolio -- Level
    1....................................       13.9651             13.5887               (2.70)
   Income and Growth Portfolio -- Level
    2....................................       12.7910*            13.5740                6.12
   Income and Growth Portfolio -- Level
    3....................................       12.7910*            13.5643                6.04
   Income and Growth Portfolio -- Level
    4....................................       12.7910*            13.5496                5.93
   Small Capitalization Portfolio --
    Level 1..............................       13.3871              9.6050              (28.25)
   Small Capitalization Portfolio --
    Level 2..............................       10.9570*             9.5946              (12.43)
   Small Capitalization Portfolio --
    Level 3..............................       10.9570*             9.5877              (12.50)
   Small Capitalization Portfolio --
    Level 4..............................       10.9570*             9.5773              (12.59)
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE Large Cap Growth Fund --
    Level 1..............................       12.6147              9.6377              (23.60)
   VIT-SM- CORE Large Cap Growth Fund --
    Level 2..............................       11.4407*             9.6273              (15.85)
   VIT-SM- CORE Large Cap Growth Fund --
    Level 3..............................       11.4407*             9.6203              (15.91)
   VIT-SM- CORE Large Cap Growth Fund --
    Level 4..............................       11.4407*             9.6099              (16.00)
   VIT-SM- CORE Small Cap Equity Fund --
    Level 1..............................       12.0375             12.0710                0.28
   VIT-SM- CORE Small Cap Equity Fund --
    Level 2..............................       10.7429*            12.0580               12.24
   VIT-SM- CORE Small Cap Equity Fund --
    Level 3..............................       10.7429*            12.0493               12.16
   VIT-SM- CORE Small Cap Equity Fund --
    Level 4..............................       10.7429*            12.0363               12.04
   VIT-SM- CORE US Equity Fund -- Level
    1....................................       11.7733             10.4871              (10.92)
   VIT-SM- CORE US Equity Fund -- Level
    2....................................       10.8098*            10.4758               (3.09)
   VIT-SM- CORE US Equity Fund -- Level
    3....................................       10.8098*            10.4683               (3.16)
   VIT-SM- CORE US Equity Fund -- Level
    4....................................       10.8098*            10.4570               (3.26)
   Growth and Income Fund -- Level 1.....       11.2057             10.5260               (6.07)
   Growth and Income Fund -- Level 2.....       10.5029*            10.5147                0.11
   Growth and Income Fund -- Level 3.....       10.5029*            10.5071                0.04
   Growth and Income Fund -- Level 4.....       10.5029*            10.4957               (0.07)
   International Equity Fund -- Level
    1....................................       12.0983             10.3510              (14.44)
   International Equity Fund -- Level
    2....................................       11.7644*            10.3398              (12.11)
   International Equity Fund -- Level
    3....................................       11.7644*            10.3323              (12.17)
   International Equity Fund -- Level
    4....................................       11.7644*            10.3211              (12.27)

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------  Percent Change
                                           December 31, 1999  December 31, 2000   in Unit Value
                                           -----------------  ------------------  --------------
 FUTURITY ACCOLADE CONTRACTS --
 CONTINUED:
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio --
    Level 1..............................      $11.5320            $10.1173              (12.27)%
   U.S. Disciplined Equity Portfolio --
    Level 2..............................       10.6562*            10.1064               (5.16)
   U.S. Disciplined Equity Portfolio --
    Level 3..............................       10.6562*            10.0991               (5.23)
   U.S. Disciplined Equity Portfolio --
    Level 4..............................       10.6562*            10.0882               (5.33)
   International Opportunities
    Portfolio -- Level 1.................       11.7681              9.7611              (17.05)
   International Opportunities
    Portfolio -- Level 2.................       10.9561*             9.7506              (11.00)
   International Opportunities
    Portfolio -- Level 3.................       10.9561*             9.7436              (11.07)
   International Opportunities
    Portfolio -- Level 4.................       10.9561*             9.7330              (11.16)
   Small Company Portfolio -- Level 1....       13.7122             11.9838              (12.60)
   Small Company Portfolio -- Level 2....       11.1243*            11.9709                7.61
   Small Company Portfolio -- Level 3....       11.1243*            11.9623                7.53
   Small Company Portfolio -- Level 4....       11.1243*            11.9493                7.42
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio -- Level
    1....................................       11.4167             13.0268               14.10
   Growth and Income Portfolio -- Level
    2....................................       10.7634*            13.0128               20.90
   Growth and Income Portfolio -- Level
    3....................................       10.7634*            13.0035               20.81
   Growth and Income Portfolio -- Level
    4....................................       10.7634*            12.9894               20.68
 MFS/Sun Life Series Trust
   Capital Appreciation Series -- Level
    1....................................       13.4436             11.7367              (12.70)
   Capital Appreciation Series -- Level
    2....................................       12.0357*            11.7240               (2.59)
   Capital Appreciation Series -- Level
    3....................................       12.0357*            11.7156               (2.66)
   Capital Appreciation Series -- Level
    4....................................       12.0357*            11.7029               (2.77)
   Emerging Growth Series -- Level 1.....       15.8653             12.6513              (20.26)
   Emerging Growth Series -- Level 2.....       13.8047*            12.6377               (8.45)
   Emerging Growth Series -- Level 3.....       13.8047*            12.6286               (8.52)
   Emerging Growth Series -- Level 4.....       13.8047*            12.6149               (8.62)
   High Yield Series -- Level 1..........       10.2886              9.4527               (8.12)
   High Yield Series -- Level 2..........       10.2294*             9.4425               (7.69)
   High Yield Series -- Level 3..........       10.2294*             9.4357               (7.76)
   High Yield Series -- Level 4..........       10.2294*             9.4255               (7.86)
   Utilities Series -- Level 1...........       12.0305             12.6848                5.44
   Utilities Series -- Level 2...........       11.9650*            12.6711                5.90
   Utilities Series -- Level 3...........       11.9650*            12.6620                5.83
   Utilities Series -- Level 4...........       11.9650*            12.6483                5.71
   Government Securities Series -- Level
    1....................................        9.9962             11.0472               10.51
   Government Securities Series -- Level
    2....................................       10.2957*            11.0352                7.18
   Government Securities Series -- Level
    3....................................       10.2957*            11.0273                7.11
   Government Securities Series -- Level
    4....................................       10.2957*            11.0153                6.99
   Total Return Series -- Level 1........       10.4572             12.0376               15.11
   Total Return Series -- Level 2........       10.3967*            12.0246               15.66
   Total Return Series -- Level 3........       10.3967*            12.0160               15.58
   Total Return Series -- Level 4........       10.3967*            12.0030               15.45
   Massachusetts Investors Trust
    Series -- Level 1....................       11.4114             11.2581               (1.34)
   Massachusetts Investors Trust
    Series -- Level 2....................       10.6625*            11.2460                5.47
   Massachusetts Investors Trust
    Series -- Level 3....................       10.6625*            11.2379                5.40
   Massachusetts Investors Trust
    Series -- Level 4....................       10.6625*            11.2257                5.28
   New Discovery Series -- Level 1.......       15.8588             15.6900               (1.06)
   New Discovery Series -- Level 2.......       14.3519*            15.6730                9.21
   New Discovery Series -- Level 3.......       14.3519*            15.6618                9.13
   New Discovery Series -- Level 4.......       14.3519*            15.6448                9.01
   Massachusetts Investors Growth Stock
    Series -- Level 1....................       13.1026             12.1225               (7.48)
   Massachusetts Investors Growth Stock
    Series -- Level 2....................       12.2309*            12.1094               (0.99)
   Massachusetts Investors Growth Stock
    Series -- Level 3....................       12.2309*            12.1007               (1.06)
   Massachusetts Investors Growth Stock
    Series -- Level 4....................       12.2309*            12.0876               (1.17)

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1999   December 31, 2000   in Unit Value
                                           ------------------  ------------------  --------------
 FUTURITY ACCOLADE CONTRACTS --
 CONTINUED:
 OCC Accumulation Trust
   Equity Portfolio -- Level 1...........       $10.7137            $11.6056                8.32%
   Equity Portfolio -- Level 2...........        10.0367*            11.5931               15.51
   Equity Portfolio -- Level 3...........        10.0367*            11.5848               15.42
   Equity Portfolio -- Level 4...........        10.0367*            11.5722               15.30
   Mid Cap Portfolio -- Level 1..........        12.5624             15.5854               24.06
   Mid Cap Portfolio -- Level 2..........        12.8880*            15.5686               20.80
   Mid Cap Portfolio -- Level 3..........        12.8880*            15.5574               20.71
   Mid Cap Portfolio -- Level 4..........        12.8880*            15.5406               20.58
   Small Cap Portfolio -- Level 1........        10.5551             14.9981               42.09
   Small Cap Portfolio -- Level 2........        10.6431*            14.9819               40.77
   Small Cap Portfolio -- Level 3........        10.6431*            14.9712               40.67
   Small Cap Portfolio -- Level 4........        10.6431*            14.9550               40.51
   Managed Portfolio -- Level 1..........        10.5852             11.4485                8.16
   Managed Portfolio -- Level 2..........        10.1752*            11.4362               12.39
   Managed Portfolio -- Level 3..........        10.1752*            11.4279               12.31
 Sun Capital Advisers Trust
   Money Market Fund -- Level 1..........        10.0779             10.5161                4.35
   Money Market Fund -- Level 2..........        10.1898*            10.5047                3.09
   Money Market Fund -- Level 3..........        10.1898*            10.4972                3.02
   Investment Grade Bond Fund -- Level
    1....................................        10.0222             10.8554                8.31
   Investment Grade Bond Fund -- Level
    2....................................        10.2204*            10.8437                6.10
   Investment Grade Bond Fund -- Level
    3....................................        10.2204*            10.8358                6.02
   Investment Grade Bond Fund -- Level
    4....................................        10.2204*            10.8241                5.91
   Real Estate Fund -- Level 1...........        10.3018             13.3219               29.32
   Real Estate Fund -- Level 2...........        11.1668*            13.3076               19.17
   Real Estate Fund -- Level 3...........        11.1668*            13.2980               19.09
   Real Estate Fund -- Level 4...........        11.1668*            13.2836               18.96
   Select Equity Fund -- Level 1.........        13.5393             12.0538              (10.97)
   Select Equity Fund -- Level 2.........        12.5750*            12.0408               (4.25)
   Select Equity Fund -- Level 3.........        12.5750*            12.0322               (4.32)
   Select Equity Fund -- Level 4.........        12.5750*            12.0191               (4.42)
   Blue Chip Mid Cap Fund -- Level 1.....        13.2132             16.2722               23.15
   Blue Chip Mid Cap Fund -- Level 2.....        13.3139*            16.2546               22.09
   Blue Chip Mid Cap Fund -- Level 3.....        13.3139*            16.2429               22.00
   Blue Chip Mid Cap Fund -- Level 4.....        13.3139*            16.2254               21.87
   Investors Foundation Fund -- Level
    1....................................        11.9051             11.0327               (7.33)
   Investors Foundation Fund -- Level
    2....................................        11.0518*            11.0208               (0.28)
   Investors Foundation Fund -- Level
    3....................................        11.0518*            11.0129               (0.35)
   Investors Foundation Fund -- Level
    4....................................        11.0518*            11.0010               (0.46)
   Davis Venture Value Fund -- Level 1...        10.0000*             9.7910               (2.09)
   Davis Venture Value Fund -- Level 2...        10.0000*             9.7843               (2.16)
   Davis Venture Value Fund -- Level 3...        10.0000*             9.7798               (2.20)
   Davis Venture Value Fund -- Level 4...        10.0000*             9.7731               (2.27)
   Davis Financial Fund -- Level 1.......        10.0000*            11.2632               12.63
   Davis Financial Fund -- Level 2.......        10.0000*            11.2555               12.55
   Davis Financial Fund -- Level 3.......        10.0000*            11.2503               12.50
   Davis Financial Fund -- Level 4.......        10.0000*            11.2426               12.43

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 FUTURITY ACCOLADE CONTRACTS --
 CONTINUED:
 Sun Capital Advisers Trust -- continued
   Value Equity Fund -- Level 1..........        $10.0000             $11.2609               12.61%
   Value Equity Fund -- Level 2..........         10.0000              11.2532               12.53
   Value Equity Fund -- Level 3..........         10.0000              11.2480               12.48
   Value Equity Fund -- Level 4..........         10.0000              11.2403               12.40
   Value Mid Cap Fund -- Level 1.........         10.0000              10.2714                2.71
   Value Mid Cap Fund -- Level 2.........         10.0000              10.2644                2.64
   Value Mid Cap Fund -- Level 3.........         10.0000              10.2597                2.60
   Value Mid Cap Fund -- Level 4.........         10.0000              10.2526                2.53
   Value Small Cap Fund -- Level 1.......         10.0000              12.1093               21.09
   Value Small Cap Fund -- Level 2.......         10.0000              12.1010               21.01
   Value Small Cap Fund -- Level 3.......         10.0000              12.0955               20.96
   Value Small Cap Fund -- Level 4.......         10.0000              12.0871               20.87
   Value Managed Fund -- Level 2.........         10.0000              11.2994               12.99

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 FUTURITY FOCUS II CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund --
    Level 3..............................        $10.0000             $ 7.6079              (23.92)%
   V.I. Capital Appreciation Fund --
    Level 4..............................         10.0000               7.6026              (23.97)
   V.I. Capital Appreciation Fund --
    Level 5..............................         10.0000               7.5991              (24.01)
   V.I. Capital Appreciation Fund --
    Level 6..............................         10.0000               7.5939              (24.06)
   V.I. Growth Fund -- Level 3...........         10.0000               6.9901              (30.10)
   V.I. Growth Fund -- Level 4...........         10.0000               6.9853              (30.15)
   V.I. Growth Fund -- Level 5...........         10.0000               6.9821              (30.18)
   V.I. Growth Fund -- Level 6...........         10.0000               6.9773              (30.23)
   V.I. Growth and Income Fund -- Level
    3....................................         10.0000               7.8513              (21.49)
   V.I. Growth and Income Fund -- Level
    4....................................         10.0000               7.8458              (21.54)
   V.I. Growth and Income Fund -- Level
    5....................................         10.0000               7.8422              (21.58)
   V.I. Growth and Income Fund -- Level
    6....................................         10.0000               7.8368              (21.63)
   V.I. International Equity Fund --
    Level 3..............................         10.0000               7.8344              (21.66)
   V.I. International Equity Fund --
    Level 4..............................         10.0000               7.8290              (21.71)
   V.I. International Equity Fund --
    Level 5..............................         10.0000               7.8254              (21.75)
   V.I. International Equity Fund --
    Level 6..............................         10.0000               7.8200              (21.80)
 The Alger American Fund
   Growth Portfolio -- Level 3...........         10.0000               7.7494              (22.51)
   Growth Portfolio -- Level 4...........         10.0000               7.7441              (22.56)
   Growth Portfolio -- Level 5...........         10.0000               7.7405              (22.60)
   Growth Portfolio -- Level 6...........         10.0000               7.7352              (22.65)
   Income and Growth Portfolio -- Level
    3....................................         10.0000               8.8845              (11.16)
   Income and Growth Portfolio -- Level
    4....................................         10.0000               8.8784              (11.22)
   Income and Growth Portfolio -- Level
    5....................................         10.0000               8.8743              (11.26)
   Income and Growth Portfolio -- Level
    6....................................         10.0000               8.8682              (11.32)
   Small Capitalization Portfolio --
    Level 3..............................         10.0000               6.9693              (30.31)
   Small Capitalization Portfolio --
    Level 4..............................         10.0000               6.9645              (30.36)
   Small Capitalization Portfolio --
    Level 5..............................         10.0000               6.9613              (30.39)
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE Large Cap Growth Fund --
    Level 3..............................         10.0000               7.0676              (29.32)
   VIT-SM- CORE Large Cap Growth Fund --
    Level 4..............................         10.0000               7.0628              (29.37)
   VIT-SM- CORE Large Cap Growth Fund --
    Level 5..............................         10.0000               7.0595              (29.40)
   VIT-SM- CORE Small Cap Equity Fund --
    Level 3..............................         10.0000               9.2950               (7.05)
   VIT-SM- CORE Small Cap Equity Fund --
    Level 4..............................         10.0000               9.2886               (7.11)
   VIT-SM- CORE Small Cap Equity Fund --
    Level 5..............................         10.0000               9.2843               (7.16)
   VIT-SM- CORE US Equity Fund -- Level
    3....................................         10.0000               8.7067              (12.93)
   VIT-SM- CORE US Equity Fund -- Level
    4....................................         10.0000               8.7008              (12.99)
   Growth and Income Fund -- Level 3.....         10.0000               9.0788               (9.21)
   Growth and Income Fund -- Level 4.....         10.0000               9.0726               (9.27)
   International Equity Fund -- Level
    3....................................         10.0000               8.6083              (13.92)
   International Equity Fund -- Level
    4....................................         10.0000               8.6024              (13.98)
   International Equity Fund -- Level
    5....................................         10.0000               8.5984              (14.02)
   International Equity Fund -- Level
    6....................................         10.0000               8.5925              (14.08)

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 FUTURITY FOCUS II CONTRACTS --
 CONTINUED:
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio --
    Level 5..............................        $10.0000             $ 8.5881              (14.19)%
   U.S. Disciplined Equity Portfolio --
    Level 6..............................         10.0000               8.5822              (14.18)
   International Opportunities
    Portfolio -- Level 3.................         10.0000               8.5625              (14.38)
   International Opportunities
    Portfolio -- Level 4.................         10.0000               8.5566              (14.43)
   Small Company Portfolio -- Level 3....         10.0000               8.5188              (14.81)
   Small Company Portfolio -- Level 5....         10.0000               8.5090              (14.91)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio -- Level
    3....................................         10.0000              11.4115               14.12
   Growth and Income Portfolio -- Level
    4....................................         10.0000              11.4037               14.04
   Growth and Income Portfolio -- Level
    5....................................         10.0000              11.3985               13.98
   Growth and Income Portfolio -- Level
    6....................................         10.0000              11.3906               13.91
 MFS/Sun Life Series Trust
   Capital Appreciation Series -- Level
    3....................................         10.0000               7.7635              (22.36)
   Capital Appreciation Series -- Level
    4....................................         10.0000               7.7582              (22.42)
   Capital Appreciation Series -- Level
    5....................................         10.0000               7.7546              (22.45)
   Capital Appreciation Series -- Level
    6....................................         10.0000               7.7493              (22.51)
   Emerging Growth Series -- Level 3.....         10.0000               7.7576              (22.42)
   Emerging Growth Series -- Level 4.....         10.0000               7.7523              (22.48)
   Emerging Growth Series -- Level 5.....         10.0000               7.7487              (22.51)
   Emerging Growth Series -- Level 6.....         10.0000               7.7434              (22.57)
   High Yield Series -- Level 3..........         10.0000               9.1867               (8.13)
   High Yield Series -- Level 4..........         10.0000               9.1804               (8.20)
   High Yield Series -- Level 5..........         10.0000               9.1762               (8.24)
   Utilities Series -- Level 3...........         10.0000               9.6808               (3.19)
   Utilities Series -- Level 4...........         10.0000               9.6741               (3.26)
   Utilities Series -- Level 5...........         10.0000               9.6697               (3.30)
   Utilities Series -- Level 6...........         10.0000               9.6630               (3.37)
   Government Securities Series -- Level
    3....................................         10.0000              10.6914                6.91
   Government Securities Series -- Level
    4....................................         10.0000              10.6841                6.84
   Government Securities Series -- Level
    5....................................         10.0000              10.6792                6.79
   Total Return Series -- Level 3........         10.0000              11.1577               11.58
   Total Return Series -- Level 4........         10.0000              11.1500               11.50
   Total Return Series -- Level 5........         10.0000              11.1449               11.45
   Massachusetts Investors Trust
    Series -- Level 3....................         10.0000               9.5839               (4.16)
   Massachusetts Investors Trust
    Series -- Level 4....................         10.0000               9.5773               (4.23)
   Massachusetts Investors Trust
    Series -- Level 5....................         10.0000               9.5729               (4.27)
   Massachusetts Investors Trust
    Series -- Level 6....................         10.0000               9.5663               (4.34)
   New Discovery Series -- Level 3.......         10.0000               8.5828              (14.17)
   New Discovery Series -- Level 4.......         10.0000               8.5769              (14.23)
   New Discovery Series -- Level 5.......         10.0000               8.5729              (14.27)
   New Discovery Series -- Level 6.......         10.0000               8.5670              (14.33)

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 FUTURITY FOCUS II CONTRACTS --
 CONTINUED:
 MFS/Sun Life Series Trust -- continued
   Massachusetts Investors Growth Stock
    Series -- Level 3....................        $10.0000             $ 8.5642              (14.36)%
   Massachusetts Investors Growth Stock
    Series -- Level 4....................         10.0000               8.5583              (14.42)
   Massachusetts Investors Growth Stock
    Series -- Level 5....................         10.0000               8.5544              (14.46)
   Massachusetts Investors Growth Stock
    Series -- Level 6....................         10.0000               8.5485              (14.52)
 Sun Capital Advisers Trust
   Money Market Fund -- Level 3..........         10.0000              10.2123                2.12
   Money Market Fund -- Level 4..........         10.0000              10.2052                2.05
   Money Market Fund -- Level 5..........         10.0000              10.2006                2.01
   Money Market Fund -- Level 6..........         10.0000              10.1935                1.94
   Investment Grade Bond Fund -- Level
    3....................................         10.0000              10.5639                5.64
   Investment Grade Bond Fund -- Level
    4....................................         10.0000              10.5567                5.57
   Investment Grade Bond Fund -- Level
    5....................................         10.0000              10.5518                5.52
   Real Estate Fund -- Level 3...........         10.0000              10.7214                7.21
   Real Estate Fund -- Level 4...........         10.0000              10.7140                7.14
   Real Estate Fund -- Level 5...........         10.0000              10.7091                7.09
   Select Equity Fund -- Level 3.........         10.0000               8.0702              (19.30)
   Select Equity Fund -- Level 4.........         10.0000               8.0647              (19.35)
   Select Equity Fund -- Level 5.........         10.0000               8.0610              (19.39)
   Blue Chip Mid Cap Fund -- Level 3.....         10.0000               9.5809               (4.19)
   Blue Chip Mid Cap Fund -- Level 4.....         10.0000               9.5743               (4.26)
   Blue Chip Mid Cap Fund -- Level 5.....         10.0000               9.5700               (4.30)
   Blue Chip Mid Cap Fund -- Level 6.....         10.0000               9.5634               (4.37)
   Investors Foundation Fund -- Level
    3....................................         10.0000               8.8555              (11.45)
   Investors Foundation Fund -- Level
    4....................................         10.0000               8.8494              (11.56)
   Investors Foundation Fund -- Level
    5....................................         10.0000               8.8454              (11.55)
   Davis Venture Value Fund -- Level 3...         10.0000               9.7933               (2.07)
   Davis Venture Value Fund -- Level 4...         10.0000               9.7865               (2.13)
   Davis Venture Value Fund -- Level 5...         10.0000               9.7821               (2.18)
   Davis Financial Fund -- Level 3.......         10.0000              11.2658               12.66
   Davis Financial Fund -- Level 4.......         10.0000              11.2580               12.58
   Davis Financial Fund -- Level 5.......         10.0000              11.2529               12.53
   Value Equity Fund -- Level 3..........         10.0000              11.2635               12.63
   Value Mid Cap Fund -- Level 3.........         10.0000              10.2738                2.74
   Value Mid Cap Fund -- Level 4.........         10.0000              10.2667                2.67
   Value Mid Cap Fund -- Level 5.........         10.0000              10.2620                2.62
   Value Small Cap Fund -- Level 3.......         10.0000              12.1121               21.12
   Value Small Cap Fund -- Level 4.......         10.0000              12.1038               21.04
   Value Small Cap Fund -- Level 5.......         10.0000              12.0982               20.98
   Value Managed Fund -- Level 3.........         10.0000              11.3098               13.10
   Value Managed Fund -- Level 5.........         10.0000              11.2968               12.97

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 FUTURITY III CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund --
    Level 2..............................        $10.0000             $ 7.6166              (23.83)%
   V.I. Capital Appreciation Fund --
    Level 3..............................         10.0000               7.6131              (23.87)
   V.I. Capital Appreciation Fund --
    Level 4..............................         10.0000               7.6114              (23.89)
   V.I. Capital Appreciation Fund --
    Level 5..............................         10.0000               7.6079              (23.92)
   V.I. Capital Appreciation Fund --
    Level 6..............................         10.0000               7.6026              (23.97)
   V.I. Growth Fund -- Level 1...........         10.0000               7.0030              (29.97)
   V.I. Growth Fund -- Level 2...........         10.0000               6.9982              (30.02)
   V.I. Growth Fund -- Level 4...........         10.0000               6.9934              (30.07)
   V.I. Growth Fund -- Level 5...........         10.0000               6.9901              (30.10)
   V.I. Growth Fund -- Level 6...........         10.0000               6.9853              (30.15)
   V.I. Growth and Income Fund -- Level
    2....................................         10.0000               7.8603              (21.40)
   V.I. Growth and Income Fund -- Level
    3....................................         10.0000               7.8567              (21.43)
   V.I. Growth and Income Fund -- Level
    4....................................         10.0000               7.8549              (21.45)
   V.I. Growth and Income Fund -- Level
    5....................................         10.0000               7.8513              (21.49)
   V.I. Growth and Income Fund -- Level
    6....................................         10.0000               7.8458              (21.54)
   V.I. International Equity Fund --
    Level 1..............................         10.0000               7.8488              (21.51)
   V.I. International Equity Fund --
    Level 2..............................         10.0000               7.8434              (21.57)
   V.I. International Equity Fund --
    Level 3..............................         10.0000               7.8398              (21.60)
   V.I. International Equity Fund --
    Level 4..............................         10.0000               7.8380              (21.62)
   V.I. International Equity Fund --
    Level 5..............................         10.0000               7.8344              (21.66)
   V.I. International Equity Fund --
    Level 6..............................         10.0000               7.8290              (21.71)
 The Alger American Fund
   Growth Portfolio -- Level 2...........         10.0000               7.7583              (22.42)
   Growth Portfolio -- Level 3...........         10.0000               7.7547              (22.45)
   Growth Portfolio -- Level 4...........         10.0000               7.7530              (22.47)
   Growth Portfolio -- Level 5...........         10.0000               7.7494              (22.51)
   Growth Portfolio -- Level 6...........         10.0000               7.7441              (22.56)
   Income and Growth Portfolio -- Level
    1....................................         10.0000               8.9008              (10.99)
   Income and Growth Portfolio -- Level
    2....................................         10.0000               8.8947              (11.05)
   Income and Growth Portfolio -- Level
    3....................................         10.0000               8.8906              (11.09)
   Income and Growth Portfolio -- Level
    4....................................         10.0000               8.8886              (11.11)
   Income and Growth Portfolio -- Level
    5....................................         10.0000               8.8845              (11.16)
   Income and Growth Portfolio -- Level
    6....................................         10.0000               8.8784              (11.22)
   Small Capitalization Portfolio --
    Level 2..............................         10.0000               6.9773              (30.23)
   Small Capitalization Portfolio --
    Level 3..............................         10.0000               6.9741              (30.26)
   Small Capitalization Portfolio --
    Level 4..............................         10.0000               6.9725              (30.27)
   Small Capitalization Portfolio --
    Level 5..............................         10.0000               6.9693              (30.31)
   Small Capitalization Portfolio --
    Level 6..............................         10.0000               6.9645              (30.36)
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE Large Cap Growth Fund --
    Level 2..............................         10.0000               7.0758              (29.24)
   VIT-SM- CORE Large Cap Growth Fund --
    Level 4..............................         10.0000               7.0709              (29.29)
   VIT-SM- CORE Large Cap Growth Fund --
    Level 5..............................         10.0000               7.0676              (29.32)
   VIT-SM- CORE Large Cap Growth Fund --
    Level 6..............................         10.0000               7.0628              (29.37)

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 FUTURITY III CONTRACTS -- CONTINUED:
 Goldman Sachs Variable Insurance
 Trust -- continued
   VIT-SM- CORE Small Cap Equity Fund --
    Level 2..............................        $10.0000             $ 9.3056               (6.94)%
   VIT-SM- CORE Small Cap Equity Fund --
    Level 3..............................         10.0000               9.3014               (6.99)
   VIT-SM- CORE Small Cap Equity Fund --
    Level 4..............................         10.0000               9.2992               (7.01)
   VIT-SM- CORE Small Cap Equity Fund --
    Level 5..............................         10.0000               9.2950               (7.05)
   VIT-SM- CORE Small Cap Equity Fund --
    Level 6..............................         10.0000               9.2886               (7.11)
   VIT-SM- CORE US Equity Fund -- Level
    2....................................         10.0000               8.7167              (12.83)
   VIT-SM- CORE US Equity Fund -- Level
    3....................................         10.0000               8.7127              (12.87)
   VIT-SM- CORE US Equity Fund -- Level
    4....................................         10.0000               8.7107              (12.89)
   VIT-SM- CORE US Equity Fund -- Level
    5....................................         10.0000               8.7067              (12.93)
   VIT-SM- CORE US Equity Fund -- Level
    6....................................         10.0000               8.7008              (12.99)
   Growth and Income Fund -- Level 2.....         10.0000               9.0892               (9.11)
   Growth and Income Fund -- Level 4.....         10.0000               9.0830               (9.17)
   Growth and Income Fund -- Level 5.....         10.0000               9.0788               (9.21)
   Growth and Income Fund -- Level 6.....         10.0000               9.0726               (9.27)
   International Equity Fund -- Level
    2....................................         10.0000               8.6182              (13.82)
   International Equity Fund -- Level
    3....................................         10.0000               8.6142              (13.86)
   International Equity Fund -- Level
    4....................................         10.0000               8.6123              (13.88)
   International Equity Fund -- Level
    5....................................         10.0000               8.6083              (13.92)
   International Equity Fund -- Level
    6....................................         10.0000               8.6024              (13.98)
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio --
    Level 2..............................         10.0000               8.6078              (13.92)
   U.S. Disciplined Equity Portfolio --
    Level 3..............................         10.0000               8.6039              (13.96)
   U.S. Disciplined Equity Portfolio --
    Level 4..............................         10.0000               8.6019              (13.98)
   U.S. Disciplined Equity Portfolio --
    Level 5..............................         10.0000               8.5979              (14.02)
   U.S. Disciplined Equity Portfolio --
    Level 6..............................         10.0000               8.5920              (14.08)
   International Opportunities
    Portfolio -- Level 2.................         10.0000               8.5723              (14.28)
   International Opportunities
    Portfolio -- Level 3.................         10.0000               8.5684              (14.32)
   International Opportunities
    Portfolio -- Level 4.................         10.0000               8.5664              (14.34)
   International Opportunities
    Portfolio -- Level 5.................         10.0000               8.5625              (14.38)
   International Opportunities
    Portfolio -- Level 6.................         10.0000               8.5566              (14.43)
   Small Company Portfolio -- Level 2....         10.0000               8.5285              (14.71)
   Small Company Portfolio -- Level 3....         10.0000               8.5246              (14.75)
   Small Company Portfolio -- Level 4....         10.0000               8.5227              (14.77)
   Small Company Portfolio -- Level 5....         10.0000               8.5188              (14.81)
   Small Company Portfolio -- Level 6....         10.0000               8.5129              (14.87)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio -- Level
    2....................................         10.0000              11.4245               14.25
   Growth and Income Portfolio -- Level
    3....................................         10.0000              11.4193               14.19
   Growth and Income Portfolio -- Level
    4....................................         10.0000              11.4167               14.17
   Growth and Income Portfolio -- Level
    5....................................         10.0000              11.4115               14.12
   Growth and Income Portfolio -- Level
    6....................................         10.0000              11.4037               14.04

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 FUTURITY III CONTRACTS -- CONTINUED:
 MFS/Sun Life Series Trust
   Capital Appreciation Series -- Level
    2....................................        $10.0000             $ 7.7724              (22.28)%
   Capital Appreciation Series -- Level
    3....................................         10.0000               7.7689              (22.31)
   Capital Appreciation Series -- Level
    4....................................         10.0000               7.7671              (22.33)
   Capital Appreciation Series -- Level
    5....................................         10.0000               7.7635              (22.36)
   Capital Appreciation Series -- Level
    6....................................         10.0000               7.7582              (22.42)
   Emerging Growth Series -- Level 2.....         10.0000               7.7666              (22.33)
   Emerging Growth Series -- Level 3.....         10.0000               7.7630              (22.37)
   Emerging Growth Series -- Level 4.....         10.0000               7.7612              (22.39)
   Emerging Growth Series -- Level 5.....         10.0000               7.7576              (22.42)
   Emerging Growth Series -- Level 6.....         10.0000               7.7523              (22.48)
   High Yield Series -- Level 2..........         10.0000               9.1972               (8.03)
   High Yield Series -- Level 4..........         10.0000               9.1909               (8.09)
   High Yield Series -- Level 5..........         10.0000               9.1867               (8.13)
   High Yield Series -- Level 6..........         10.0000               9.1804               (8.20)
   Utilities Series -- Level 2...........         10.0000               9.6919               (3.08)
   Utilities Series -- Level 3...........         10.0000               9.6874               (3.13)
   Utilities Series -- Level 4...........         10.0000               9.6852               (3.15)
   Utilities Series -- Level 5...........         10.0000               9.6808               (3.19)
   Utilities Series -- Level 6...........         10.0000               9.6741               (3.26)
   Government Securities Series -- Level
    2....................................         10.0000              10.7037                7.04
   Government Securities Series -- Level
    4....................................         10.0000              10.6963                6.96
   Government Securities Series -- Level
    5....................................         10.0000              10.6914                6.91
   Government Securities Series -- Level
    6....................................         10.0000              10.6841                6.84
   Total Return Series -- Level 2........         10.0000              11.1705               11.70
   Total Return Series -- Level 4........         10.0000              11.1628               11.63
   Total Return Series -- Level 5........         10.0000              11.1577               11.58
   Total Return Series -- Level 6........         10.0000              11.1500               11.50
   Massachusetts Investors Trust
    Series -- Level 2....................         10.0000               9.5949               (4.05)
   Massachusetts Investors Trust
    Series -- Level 4....................         10.0000               9.5883               (4.12)
   Massachusetts Investors Trust
    Series -- Level 5....................         10.0000               9.5839               (4.16)
   Massachusetts Investors Trust
    Series -- Level 6....................         10.0000               9.5773               (4.23)
   New Discovery Series -- Level 1.......         10.0000               8.5985              (14.01)
   New Discovery Series -- Level 2.......         10.0000               8.5926              (14.07)
   New Discovery Series -- Level 3.......         10.0000               8.5887              (14.11)
   New Discovery Series -- Level 4.......         10.0000               8.5867              (14.13)
   New Discovery Series -- Level 5.......         10.0000               8.5828              (14.17)
   New Discovery Series -- Level 6.......         10.0000               8.5769              (14.23)
   Massachusetts Investors Growth Stock
    Series -- Level 1....................         10.0000               8.5799              (14.20)
   Massachusetts Investors Growth Stock
    Series -- Level 2....................         10.0000               8.5740              (14.26)
   Massachusetts Investors Growth Stock
    Series -- Level 3....................         10.0000               8.5701              (14.30)
   Massachusetts Investors Growth Stock
    Series -- Level 4....................         10.0000               8.5681              (14.32)
   Massachusetts Investors Growth Stock
    Series -- Level 5....................         10.0000               8.5642              (14.36)
   Massachusetts Investors Growth Stock
    Series -- Level 6....................         10.0000               8.5583              (14.42)

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 FUTURITY III CONTRACTS -- CONTINUED:
 Sun Capital Advisers Trust
   Money Market Fund -- Level 2..........        $10.0000             $10.2240                2.24%
   Money Market Fund -- Level 4..........         10.0000              10.2169                2.17
   Money Market Fund -- Level 5..........         10.0000              10.2123                2.12
   Money Market Fund -- Level 6..........         10.0000              10.2052                2.05
   Investment Grade Bond Fund -- Level
    2....................................         10.0000              10.5760                5.76
   Investment Grade Bond Fund -- Level
    4....................................         10.0000              10.5688                5.69
   Investment Grade Bond Fund -- Level
    5....................................         10.0000              10.5639                5.64
   Investment Grade Bond Fund -- Level
    6....................................         10.0000              10.5567                5.57
   Real Estate Fund -- Level 2...........         10.0000              10.7336                7.34
   Real Estate Fund -- Level 4...........         10.0000              10.7263                7.26
   Real Estate Fund -- Level 5...........         10.0000              10.7214                7.21
   Real Estate Fund -- Level 6...........         10.0000              10.7140                7.14
   Select Equity Fund -- Level 2.........         10.0000               8.0795              (19.21)
   Select Equity Fund -- Level 4.........         10.0000               8.0740              (19.26)
   Select Equity Fund -- Level 5.........         10.0000               8.0702              (19.30)
   Select Equity Fund -- Level 6.........         10.0000               8.0647              (19.35)
   Blue Chip Mid Cap Fund -- Level 1.....         10.0000               9.5985               (4.01)
   Blue Chip Mid Cap Fund -- Level 2.....         10.0000               9.5919               (4.08)
   Blue Chip Mid Cap Fund -- Level 3.....         10.0000               9.5875               (4.12)
   Blue Chip Mid Cap Fund -- Level 4.....         10.0000               9.5853               (4.15)
   Blue Chip Mid Cap Fund -- Level 5.....         10.0000               9.5809               (4.19)
   Blue Chip Mid Cap Fund -- Level 6.....         10.0000               9.5744               (4.26)
   Investors Foundation Fund -- Level
    2....................................         10.0000               8.8657              (11.34)
   Investors Foundation Fund -- Level
    4....................................         10.0000               8.8596              (11.40)
   Investors Foundation Fund -- Level
    5....................................         10.0000               8.8555              (11.45)
   Davis Venture Value Fund -- Level 2...         10.0000               9.8045               (1.96)
   Davis Venture Value Fund -- Level 3...         10.0000               9.8000               (2.00)
   Davis Venture Value Fund -- Level 4...         10.0000               9.7978               (2.02)
   Davis Venture Value Fund -- Level 5...         10.0000               9.7933               (2.07)
   Davis Venture Value Fund -- Level 6...         10.0000               9.7865               (2.13)
   Davis Financial Fund -- Level 2.......         10.0000              11.2787               12.79
   Davis Financial Fund -- Level 4.......         10.0000              11.2709               12.71
   Davis Financial Fund -- Level 5.......         10.0000              11.2658               12.66
   Davis Financial Fund -- Level 6.......         10.0000              11.2580               12.58
   Value Equity Fund -- Level 2..........         10.0000              11.2764               12.76
   Value Equity Fund -- Level 4..........         10.0000              11.2687               12.69
   Value Equity Fund -- Level 5..........         10.0000              11.2635               12.63
   Value Equity Fund -- Level 6..........         10.0000              11.2558               12.56
   Value Mid Cap Fund -- Level 2.........         10.0000              10.2856                2.86
   Value Mid Cap Fund -- Level 3.........         10.0000              10.2809                2.81
   Value Mid Cap Fund -- Level 4.........         10.0000              10.2785                2.78
   Value Mid Cap Fund -- Level 5.........         10.0000              10.2738                2.74
   Value Mid Cap Fund -- Level 6.........         10.0000              10.2667                2.67
   Value Small Cap Fund -- Level 2.......         10.0000              12.1260               21.26
   Value Small Cap Fund -- Level 3.......         10.0000              12.1204               21.20
   Value Small Cap Fund -- Level 4.......         10.0000              12.1177               21.18
   Value Small Cap Fund -- Level 5.......         10.0000              12.1121               21.12
   Value Small Cap Fund -- Level 6.......         10.0000              12.1038               21.04
   Value Managed Fund -- Level 2.........         10.0000              11.3227               13.23
   Value Managed Fund -- Level 4.........         10.0000              11.3149               13.15
   Value Managed Fund -- Level 5.........         10.0000              11.3098               13.10

* Reflects unit value on the date of commencement of operations.
14

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                         Unit Value
                                           ---------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000  in Unit Value
                                           --------------------  -----------------  --------------
 FUTURITY SELECT FOUR CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund --
    Level 3..............................        $10.0000            $ 8.2406              (17.59)%
   V.I. Capital Appreciation Fund --
    Level 4..............................         10.0000              8.2388              (17.61)
   V.I. Capital Appreciation Fund --
    Level 5..............................         10.0000              8.2376              (17.62)
   V.I. Growth Fund -- Level 4...........         10.0000              8.3206              (16.79)
   V.I. Growth Fund -- Level 5...........         10.0000              8.3194              (16.81)
   V.I. International Equity Fund --
    Level 3..............................         10.0000              9.3013               (6.99)
   V.I. International Equity Fund --
    Level 4..............................         10.0000              9.2992               (7.01)
   V.I. International Equity Fund --
    Level 5..............................         10.0000              9.2979               (7.02)
 The Alger American Fund
   Growth Portfolio -- Level 4...........         10.0000              8.8792              (11.21)
   Growth Portfolio -- Level 5...........         10.0000              8.8778              (11.22)
   Income and Growth Portfolio -- Level
    4....................................         10.0000              9.6225               (3.78)
   Income and Growth Portfolio -- Level
    5....................................         10.0000              9.6211               (3.79)
 Goldman Sachs Variable Insurance Trust
   VIT-SM- CORE US Equity Fund -- Level
    4....................................         10.0000              9.1626               (8.37)
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio --
    Level 4..............................         10.0000              9.2492               (7.51)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio -- Level
    3....................................         10.0000             10.7271                7.27
   Growth and Income Portfolio -- Level
    4....................................         10.0000             10.7247                7.25
   Growth and Income Portfolio -- Level
    5....................................         10.0000             10.7231                7.23
 MFS/Sun Life Series Trust
   Capital Appreciation Series -- Level
    4....................................         10.0000              8.7666              (12.33)
   Capital Appreciation Series -- Level
    5....................................         10.0000              8.7653              (12.35)
   Emerging Growth Series -- Level 3.....         10.0000              8.7734              (12.27)
   Emerging Growth Series -- Level 4.....         10.0000              8.7715              (12.29)
   Emerging Growth Series -- Level 5.....         10.0000              8.7702              (12.30)
   High Yield Series -- Level 3..........         10.0000              9.7207               (2.79)
   Utilities Series -- Level 3...........         10.0000              9.8941               (1.06)
   Utilities Series -- Level 4...........         10.0000              9.8920               (1.08)
   Government Securities Series -- Level
    3....................................         10.0000             10.3706                3.71
   Total Return Series -- Level 3........         10.0000             10.3812                3.81
   Total Return Series -- Level 4........         10.0000             10.3789                3.79
   Total Return Series -- Level 5........         10.0000             10.3774                3.77
   Massachusetts Investors Trust
    Series -- Level 3....................         10.0000              9.7203               (2.80)
   Massachusetts Investors Trust
    Series -- Level 4....................         10.0000              9.7182               (2.82)

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 FUTURITY SELECT FOUR CONTRACTS --
 CONTINUED:
 MFS/Sun Life Series Trust -- continued
   New Discovery Series -- Level 3.......        $10.0000             $ 9.1695               (8.31)%
   New Discovery Series -- Level 4.......         10.0000               9.1675               (8.33)
   New Discovery Series -- Level 5.......         10.0000               9.1661               (8.34)
   Massachusetts Investors Growth Stock
    Series -- Level 3....................         10.0000               8.9598              (10.40)
   Massachusetts Investors Growth Stock
    Series -- Level 4....................         10.0000               8.9578              (10.42)
   Massachusetts Investors Growth Stock
    Series -- Level 5....................         10.0000               8.9565              (10.44)
 Sun Capital Advisers Trust
   Money Market Fund -- Level 3..........         10.0000              10.0704                0.70
   Money Market Fund -- Level 4..........         10.0000              10.0682                0.68
   Investment Grade Bond Fund -- Level
    3....................................         10.0000              10.3171                3.17
   Real Estate Fund -- Level 3...........         10.0000              10.9642                9.64
   Real Estate Fund -- Level 5...........         10.0000              10.9602                9.60
   Select Equity Fund -- Level 3.........         10.0000               9.2166               (7.83)
   Blue Chip Mid Cap Fund -- Level 3.....         10.0000               9.4357               (5.64)
   Blue Chip Mid Cap Fund -- Level 4.....         10.0000               9.4336               (5.66)
   Blue Chip Mid Cap Fund -- Level 5.....         10.0000               9.4322               (5.68)
   Davis Venture Value Fund -- Level 3...         10.0000              10.0170                0.17
   Davis Financial Fund -- Level 3.......         10.0000              10.2519                2.52
   Value Equity Fund -- Level 5..........         10.0000              10.4260                4.26
   Value Mid Cap Fund -- Level 3.........         10.0000              10.0899                0.09
   Value Mid Cap Fund -- Level 5.........         10.0000              10.0862                0.08
   Value Small Cap Fund -- Level 3.......         10.0000              10.9529                9.53
   Value Small Cap Fund -- Level 5.......         10.0000              10.9489                9.49
   Value Managed Fund -- Level 5.........         10.0000              10.4400                4.40

* Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000

 ASSETS:                                       Shares         Cost           Value
 Investments in:                             ----------  --------------  --------------
     AIM Variable Insurance Fund, Inc.
       V.I. Capital Appreciation Fund
       (AIM1)..............................   1,439,695  $   51,794,257  $   44,400,200
       V.I. Growth Fund (AIM2).............   2,350,900      72,875,207      58,349,349
       V.I. Growth and Income Fund
       (AIM3)..............................   2,433,793      72,258,079      63,741,026
       V.I. International Equity Fund
       (AIM4)..............................   2,800,533      69,234,188      56,346,731
     The Alger American Fund
       Growth Portfolio (AL1)..............   1,785,019     101,540,903      84,377,844
       Income and Growth Portfolio (AL2)...   3,958,234      57,568,865      52,486,179
       Small Capitalization Portfolio
       (AL3)...............................     699,048      24,451,035      16,420,640
     Goldman Sachs Variable Insurance Trust
       VIT(sm) CORE Large Cap Growth Fund
       (GS1)...............................   2,278,432      31,893,392      25,062,751
       VIT(sm) CORE Small Cap Equity Fund
       (GS2)...............................     574,559       5,951,099       5,975,418
       VIT(sm) CORE US Equity Fund (GS3)...   1,731,619      22,929,611      21,610,604
       Growth and Income Fund (GS4)........     770,632       8,329,500       7,968,339
       International Equity Fund (GS5).....     896,365      12,129,934      10,559,176
     J.P. Morgan Series Trust II
       U.S. Disciplined Equity Portfolio
       (JP1)...............................   1,447,785      24,216,998      21,571,993
       International Opportunities
       Portfolio (JP2).....................     780,628       9,872,333       8,860,127
       Small Company Portfolio (JP3).......     435,089       6,752,698       6,256,583
     Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio (LA1)...   1,961,586      44,068,435      49,922,363
     MFS/Sun Life Series Trust
       Capital Appreciation Series (CAS)...     849,541      40,007,057      35,297,224
       Emerging Growth Series (EGS)........   2,660,742      90,736,303      77,999,168
       High Yield Series (HYS).............   3,449,516      28,775,048      26,312,594
       Money Market (MMS)..................   5,997,481       5,997,481       5,997,481
       Utilities Series (UTS)..............   2,652,567      49,789,169      50,601,928
       Government Securities Series
       (GSS)...............................   1,862,993      23,232,006      24,422,562
       Total Return Series (TRS)...........     772,902      14,198,799      15,222,153
       Massachusetts Investors Trust Series
       (MIT)...............................     898,590      32,208,557      31,561,109
       New Discovery Series (NWD)..........   1,694,410      29,161,513      27,083,594
       Massachusetts Investors Growth Stock
       Series (MIS)........................   3,381,051      53,375,192      49,044,318
     OCC Accumulation Trust
       Equity Portfolio (OP1)..............     680,927      21,920,447      24,574,655
       Mid Cap Portfolio (OP2).............   1,167,119      14,490,037      15,195,886
       Small Cap Portfolio (OP3)...........     319,639       8,571,467      10,308,369
       Managed Portfolio (OP4).............      88,314       3,618,794       3,815,153
     Salomon Brothers Variable Series
      Funds, Inc.
       Variable Capital Fund (SB1).........      33,759         415,860         509,766
       Variable Investors Fund (SB2).......      47,265         570,629         642,325
       Variable Strategic Bond Fund
       (SB3)...............................     491,308       4,899,375       4,790,257
       Variable Total Return Fund (SB4)....     432,471       4,588,399       4,627,437
     Sun Capital Advisers Trust
       Money Market Fund (SCA1)............  38,219,658      38,219,658      38,219,658
       Investment Grade Bond Fund (SCA2)...   3,051,354      28,621,639      29,301,552
       Real Estate Fund (SCA3).............     955,395      10,182,889      10,746,921
       Select Equity Fund (SCA4)...........   1,035,273      13,018,244      11,360,321
       Blue Chip Mid Cap Fund (SCA5).......   2,345,548      34,436,594      32,672,766
       Investors Foundation Fund (SCA6)....     251,005       2,755,102       2,439,971
       Davis Venture Value Fund (SCA7).....   1,082,386      10,493,547      10,639,691
       Davis Financial Fund (SCA8).........     217,392       2,288,206       2,460,986
       Value Equity Fund (SCA9)............      27,623         294,915         311,914
       Value Mid Cap Fund (SCA)............     588,184       5,862,617       6,054,954
       Value Small Cap Fund (SCB)..........     296,328       3,146,541       3,535,159
       Value Managed Fund (SCC)............      10,637         111,609         120,149
     Credit Suisse Institutional
       Emerging Markets Portolio (CS1).....     225,539       2,954,156       2,104,276
       International Equity Portfolio
       (CS2)...............................     144,459       2,062,211       1,550,044
       Post-Venture Capital Portfolio
       (CS3)...............................      69,954       1,306,591         952,778
       Small Company Growth Portfolio
       (CS4)...............................     203,348       4,908,602       3,391,848
                                                         --------------  --------------
                                                         $1,203,085,788  $1,097,778,290
                                                         ==============
 LIABILITY:
   Payable to sponsor..................................................         (55,318)
                                                                         --------------
         Net assets....................................................  $1,097,722,972
                                                                         ==============

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts          Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
 NET ASSETS APPLICABLE TO CONTRACT OWNERS
   FUTURITY CONTRACTS:
   AIM Variable Insurance Fund, Inc.
     V.I. Capital Appreciation Fund......       323,566          $14.1147      $  4,566,886     $ 17,147     $  4,584,033
     V.I. Growth Fund....................       563,444           13.0788         7,368,963       11,750        7,380,713
     V.I. Growth and Income Fund.........       731,377           12.6026         9,216,871       10,501        9,227,372
     V.I. International Equity Fund......       517,861           12.2053         6,320,274       11,822        6,332,096
   The Alger American Fund
     Growth Portfolio....................       674,890           14.0201         9,461,818       15,721        9,477,539
     Income and Growth Portfolio.........       436,526           16.1991         7,070,854       --            7,070,854
     Small Capitalization Portfolio......       199,588           10.5502         2,105,662       --            2,105,662
   Goldman Sachs Variable Insurance Trust
     VIT-SM- CORE Large-Cap Growth
      Fund...............................       443,344           11.2320         4,979,273       39,786        5,019,059
     VIT-SM- CORE Small Cap Equity
      Fund...............................       162,736           10.4070         1,692,423       21,053        1,713,476
     VIT-SM- CORE US Equity Fund.........       475,664           12.3549         5,876,510        1,492        5,878,002
     Growth and Income Fund..............       315,802            9.0392         2,854,492       --            2,854,492
     International Equity Fund...........        71,063           11.6938           830,968       12,241          843,209
   J.P. Morgan Series Trust II
     U.S. Disciplined Equity Portfolio...       517,380           11.1129         5,748,000       13,551        5,761,551
     International Opportunities
      Portfolio..........................        87,839           10.3374           907,914       15,856          923,770
     Small Company Portfolio.............        48,750           10.4061           506,903       --              506,903
   Lord Abbett Series Fund, Inc.
     Growth and Income Portfolio.........       639,759           13.2532         8,478,094       --            8,478,094
   MFS/Sun Life Series Trust
     Capital Appreciation Series.........       597,093           12.9992         7,761,555       15,169        7,776,724
     Emerging Growth Series..............       692,959           16.8486        11,675,179       37,950       11,713,129
     High Yield Series...................       467,681            9.3641         4,379,275       26,398        4,405,673
     Money Market........................       539,256           11.1246         5,997,481       --            5,997,481
     Utilities Series....................       756,858           14.1833        10,734,675       38,739       10,773,414
     Government Securities Series........       485,303           11.3197         5,493,851       39,762        5,533,613
   OCC Accumulation Trust
     Equity Portfolio....................       615,342           11.5835         7,128,049        1,454        7,129,503
     Mid Cap Portfolio...................       313,356           14.4520         4,528,373       19,269        4,547,642
     Small Cap Portfolio.................       224,362           11.3656         2,549,926       17,142        2,567,068
   Salomon Brothers Variable
    Series Funds, Inc.
     Variable Capital Fund...............        33,486           15.2248           509,766       --              509,766
     Variable Investors Fund.............        50,200           12.7964           642,325       --              642,325
     Variable Strategic Bond Fund........       432,976           10.9937         4,759,307       29,743        4,789,050
     Variable Total Return Fund..........       429,550           10.7353         4,610,954       15,687        4,626,641
   Credit Suisse Institutional
     Emerging Markets Portfolio..........        41,504            8.8847           368,503       12,463          380,966
     International Equity Portfolio......        46,899           10.0288           470,107       --              470,107
     Post-Venture Capital Portfolio......        26,874           11.8989           319,781       17,181          336,962
     Small Company Growth Portfolio......        79,238           11.9134           943,968       --              943,968
                                                                               ------------     --------     ------------
                                                                               $150,858,980     $441,877     $151,300,857
                                                                               ------------     --------     ------------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts          Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY II CONTRACTS:
   AIM Variable Insurance Fund, Inc.
     V.I. Capital Appreciation Fund......     1,012,264          $14.1533      $ 14,327,042    $   26,476    $ 14,353,518
     V.I. Growth Fund....................     2,364,773           11.8439        28,008,272        73,016      28,081,288
     V.I. Growth and Income Fund.........     2,523,813           12.3404        31,145,299        45,109      31,190,408
     V.I. International Equity Fund......     2,182,559           11.7102        25,558,057       111,778      25,669,835
   The Alger American Fund
     Growth Portfolio....................     3,285,605           12.4108        40,777,402        72,348      40,849,750
     Income and Growth Portfolio.........     1,689,012           15.0789        25,468,248       120,864      25,589,112
     Small Capitalization Portfolio......       609,369           11.5319         7,027,347        44,836       7,072,183
   Goldman Sachs Variable Insurance Trust
     VIT-SM- CORE Large Cap Growth
      Fund...............................     1,103,943           11.2359        12,403,861        59,148      12,463,009
     VIT-SM- CORE Small Cap Equity
      Fund...............................       196,193           12.6369         2,479,274       --            2,479,274
     VIT-SM- CORE US Equity Fund.........       948,020           11.8371        11,221,511        64,512      11,286,023
     Growth and Income Fund..............       312,510           10.1238         3,163,788       --            3,163,788
     International Equity Fund...........       363,268           11.7963         4,285,180        37,952       4,323,132
   J.P. Morgan Series Trust II
     U.S. Disciplined Equity Portfolio...     1,023,702           10.9897        11,250,256        24,375      11,274,631
     International Opportunities
      Portfolio..........................       369,882           11.7482         4,344,529        11,428       4,355,957
     Small Company Portfolio.............       204,338           13.5120         2,760,899         6,378       2,767,277
   Lord Abbett Series Fund, Inc.
     Growth and Income Portfolio.........     1,808,298           13.9246        25,179,488         2,743      25,182,231
   MFS/Sun Life Series Trust
     Capital Appreciation Series.........     1,155,804           12.7064        14,685,733        56,669      14,742,402
     Emerging Growth Series..............     2,187,292           15.5898        34,093,787        65,909      34,159,696
     High Yield Series...................     1,315,170            9.6747        12,722,891        73,109      12,796,000
     Utilities Series....................     1,524,307           14.3854        21,927,559       145,306      22,072,865
     Government Securities Series........     1,227,270           10.6482        13,065,445        70,947      13,136,392
     Total Return Series.................       695,493           11.2309         7,811,121        84,463       7,895,584
     Massachusetts Investors Trust
      Series.............................     1,675,934           10.1975        17,089,787        15,979      17,105,766
     New Discovery Series................       671,408           15.6390        10,499,850        10,274      10,510,124
     Massachusetts Investors Growth Stock
      Series.............................     1,995,550           11.8375        23,621,757        68,280      23,690,037
   OCC Accumulation Trust
     Equity Portfolio....................     1,389,035           11.5916        16,101,368        15,655      16,117,023
     Mid Cap Portfolio...................       398,444           15.8056         6,297,535        42,294       6,339,829
     Small Cap Portfolio.................       477,890           14.2449         6,807,383        24,921       6,832,304
     Managed Portfolio...................       275,375           11.7996         3,249,326       --            3,249,326
   Sun Capital Advisers Trust
     Money Market Fund...................     1,359,991           10.7901        14,687,843        46,483      14,734,326
     Investment Grade Bond Fund..........     1,552,524           10.6022        16,456,228       322,552      16,778,780
     Real Estate Fund....................       372,502           12.3623         4,606,356        10,022       4,616,378
     Select Equity Fund..................       339,267           11.0466         3,747,704         9,490       3,757,194
     Blue Chip Mid Cap Fund..............       840,530           15.3237        12,879,722        29,113      12,908,835
     Investors Foundation Fund...........       139,813           10.1949         1,425,335        15,593       1,440,928
     Davis Venture Value Fund............        46,250            9.7933           453,434       --              453,434
     Davis Financial Fund................        61,506           11.2658           694,633       --              694,633
   Credit Suisse Institutional
     Emerging Markets Portfolio..........       133,103           12.6672         1,686,092         9,669       1,695,761
     International Equity Portfolio......        89,465           11.4643         1,025,667         1,287       1,026,954
     Post-Venture Capital Portfolio......        40,978           14.5020           594,275         5,912         600,187
     Small Company Growth Portfolio......       160,078           14.9354         2,390,847         4,391       2,395,238
                                                                               ------------    ----------    ------------
                                                                               $498,022,131    $1,829,281    $499,851,412
                                                                               ------------    ----------    ------------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                       Deferred Variable Annuity
                                                               Contracts                       Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY FOCUS CONTRACTS:
   AIM Variable Insurance Fund, Inc.
     V.I. Capital Appreciation Fund......       65,636           $12.8428       $   842,948     $ --          $   842,948
     V.I. Growth Fund....................      109,938             9.9612         1,095,127       --            1,095,127
     V.I. Growth and Income Fund.........      127,601            10.4350         1,331,510       57,361        1,388,871
     V.I. International Equity Fund......      107,328            11.2494         1,207,367       --            1,207,367
   The Alger American Fund
     Growth Portfolio....................      120,147            10.0894         1,212,208       56,374        1,268,582
     Income and Growth Portfolio.........      100,057            12.9887         1,299,596       --            1,299,596
     Small Capitalization Portfolio......       49,303            10.3598           510,777       --              510,777
   Goldman Sachs Variable Insurance Trust
     VIT-SM- CORE Large Cap Growth
      Fund...............................       19,354             9.6654           187,057       --              187,057
     VIT-SM- CORE Small Cap Equity
      Fund...............................       10,209            12.6867           129,523       --              129,523
     VIT-SM- CORE US Equity Fund.........       36,643            10.2536           375,727       --              375,727
     Growth and Income Fund..............       33,518             9.6232           322,546       --              322,546
     International Equity Fund...........       47,320            11.0210           521,512       --              521,512
   J.P. Morgan Series Trust II
     U.S. Disciplined Equity Portfolio...       23,980             9.9928           239,629       52,148          291,777
     International Opportunities
      Portfolio..........................       44,907            10.7779           483,827       --              483,827
     Small Company Portfolio.............        9,987            13.3571           133,396       --              133,396
   Lord Abbett Series Fund, Inc.
     Growth and Income Portfolio.........       99,109            12.7488         1,263,504       --            1,263,504
   MFS/Sun Life Series Trust
     Capital Appreciation Series.........       57,721            11.4675           661,909       --              661,909
     Emerging Growth Series..............      100,707            13.4516         1,355,479       74,531        1,430,010
     High Yield Series...................       76,769             9.3774           719,867       --              719,867
     Utilities Series....................       72,990            13.6861           999,884       --              999,884
     Government Securities Series........       49,055            10.8700           533,250       --              533,250
     Total Return Series.................       48,739            11.2795           549,678       --              549,678
     Massachusetts Investors Trust
      Series.............................      119,777            10.2417         1,226,575       --            1,226,575
     New Discovery Series................       35,143            15.7067           551,962       --              551,962
     Massachusetts Investors Growth Stock
      Series.............................      114,348            11.8887         1,359,774       66,210        1,425,984
   OCC Accumulation Trust
     Equity Portfolio....................       54,602            11.0611           603,946       --              603,946
     Mid Cap Portfolio...................       20,586            15.6254           321,654       --              321,654
     Small Cap Portfolio.................       14,301            15.2655           218,311       --              218,311
     Managed Portfolio...................        7,734            11.1965            86,592       --               86,592
   Sun Capital Advisers Trust
     Money Market Fund...................      118,427            10.7567         1,273,773       --            1,273,773
     Investment Grade Bond Fund..........      119,290            10.6573         1,270,957       --            1,270,957
     Real Estate Fund....................       10,164            13.2008           134,147       --              134,147
     Select Equity Fund..................       10,071            11.0848           111,646       --              111,646
     Blue Chip Mid Cap Fund..............       41,853            15.3767           643,593       --              643,593
     Investors Foundation Fund...........        6,739            10.2301            68,936       --               68,936
     Davis Venture Value Fund............          919             9.8051             9,032       --                9,032
     Davis Financial Fund................        1,214            11.2793            13,717       --               13,717
   Credit Suisse Institutional
     Emerging Markets Portfolio..........        2,172            12.4705            27,081       --               27,081
     International Equity Portfolio......        4,808            11.0200            52,968       --               52,968
     Post-Venture Capital Portfolio......        1,030            12.8872            13,269       --               13,269
     Small Company Growth Portfolio......        3,664            14.3265            52,500       --               52,500
                                                                                -----------     --------      -----------
                                                                                $24,016,754     $306,624      $24,323,378
                                                                                -----------     --------      -----------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts          Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY ACCOLADE CONTRACTS:
   AIM Variable Insurance Fund, Inc.
     V.I. Capital Appreciation Fund --
      Level 1............................      364,264           $12.0693      $  4,396,401    $  --         $  4,396,401
     V.I. Capital Appreciation Fund --
      Level 2............................      550,010            12.0562         6,631,051       --            6,631,051
     V.I. Capital Appreciation Fund --
      Level 3............................      442,625            12.0476         5,332,552       --            5,332,552
     V.I. Capital Appreciation Fund --
      Level 4............................      104,182            12.0345         1,254,091       --            1,254,091
     V.I. Growth Fund -- Level 1.........      374,178             9.8906         3,700,836       --            3,700,836
     V.I. Growth Fund -- Level 2.........      581,508             9.8799         5,745,229       --            5,745,229
     V.I. Growth Fund -- Level 3.........      455,997             9.8728         4,501,959       --            4,501,959
     V.I. Growth Fund -- Level 4.........      131,424             9.8621         1,296,174       --            1,296,174
     V.I. Growth and Income Fund -- Level
      1..................................      329,965            10.7150         3,535,575       --            3,535,575
     V.I. Growth and Income Fund -- Level
      2..................................      428,759            10.7035         4,589,199       --            4,589,199
     V.I. Growth and Income Fund -- Level
      3..................................      332,258            10.6958         3,553,756       --            3,553,756
     V.I. Growth and Income Fund -- Level
      4..................................      134,929            10.6842         1,441,821       --            1,441,821
     V.I. International Equity Fund --
      Level 1............................      517,391            10.0395         5,194,322       --            5,194,322
     V.I. International Equity Fund --
      Level 2............................      636,071            10.0286         6,378,901       --            6,378,901
     V.I. International Equity Fund --
      Level 3............................      456,696            10.0214         4,576,718       --            4,576,718
     V.I. International Equity Fund --
      Level 4............................       80,488            10.0105           809,039       --              809,039
   The Alger American Fund
     Growth Portfolio -- Level 1.........      529,124            10.4940         5,552,634       --            5,552,634
     Growth Portfolio -- Level 2.........      734,515            10.4827         7,699,683       --            7,699,683
     Growth Portfolio -- Level 3.........      332,438            10.4751         3,482,331       --            3,482,331
     Growth Portfolio -- Level 4.........      172,900            10.4638         1,806,544       --            1,806,544
     Income and Growth Portfolio -- Level
      1..................................      312,754            13.5887         4,249,902       --            4,249,902
     Income and Growth Portfolio -- Level
      2..................................      327,313            13.5740         4,442,948       --            4,442,948
     Income and Growth Portfolio -- Level
      3..................................      293,926            13.5643         3,986,879       --            3,986,879
     Income and Growth Portfolio -- Level
      4..................................       35,295            13.5496           477,861       --              477,861
     Small Capitalization Portfolio --
      Level 1............................      139,481             9.6050         1,339,711       --            1,339,711
     Small Capitalization Portfolio --
      Level 2............................      302,011             9.5946         2,897,682       --            2,897,682
     Small Capitalization Portfolio --
      Level 3............................      104,834             9.5877         1,005,117       --            1,005,117
     Small Capitalization Portfolio --
      Level 4............................       30,840             9.5773           291,774       --              291,774
   Goldman Sachs Variable Insurance Trust
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 1....................      149,477             9.6377         1,440,609       --            1,440,609
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 2....................      226,264             9.6273         2,178,304       --            2,178,304
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 3....................      171,187             9.6203         1,646,877       --            1,646,877
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 4....................       63,547             9.6099           610,780       --              610,780
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 1....................       30,176            12.0710           364,256       --              364,256
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 2....................       43,518            12.0580           524,738       --              524,738
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 3....................       23,117            12.0493           278,545       --              278,545
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 4....................        5,949            12.0363            71,542       --               71,542
     VIT-SM- CORE US Equity Fund -- Level
      1..................................      100,989            10.4871         1,059,089       --            1,059,089
     VIT-SM- CORE US Equity Fund -- Level
      2..................................      140,443            10.4758         1,471,253       --            1,471,253
     VIT-SM- CORE US Equity Fund -- Level
      3..................................       36,117            10.4683           378,086       --              378,086
     VIT-SM- CORE US Equity Fund -- Level
      4..................................        7,859            10.4570            82,172       --               82,172
     Growth and Income Fund -- Level 1...       73,454            10.5260           773,176       --              773,176
     Growth and Income Fund -- Level 2...       42,564            10.5147           447,547       --              447,547
     Growth and Income Fund -- Level 3...       19,239            10.5071           202,141       --              202,141
     Growth and Income Fund -- Level 4...        2,360            10.4957            24,773       --               24,773
     International Equity Fund -- Level
      1..................................      130,514            10.3510         1,350,949       --            1,350,949

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts          Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY ACCOLADE CONTRACTS: --
   continued
   Goldman Sachs Variable Insurance
    Trust -- continued
     International Equity Fund -- Level
      2..................................      129,144           $10.3398      $  1,335,318    $  --         $  1,335,318
     International Equity Fund -- Level
      3..................................       69,665            10.3323           719,803       --              719,803
     International Equity Fund -- Level
      4..................................       15,002            10.3211           154,760       --              154,760
   J.P. Morgan Series Trust II
     U.S. Disciplined Equity
      Portfolio -- Level 1...............       83,819            10.1173           848,025       --              848,025
     U.S. Disciplined Equity
      Portfolio -- Level 2...............      106,686            10.1064         1,078,208       --            1,078,208
     U.S. Disciplined Equity
      Portfolio -- Level 3...............       25,548            10.0994           258,017       --              258,017
     U.S. Disciplined Equity
      Portfolio -- Level 4...............       88,970            10.0882           897,552       --              897,552
     International Opportunities
      Portfolio -- Level 1...............       76,078             9.7611           742,616       --              742,616
     International Opportunities
      Portfolio -- Level 2...............      108,428             9.7506         1,057,233       --            1,057,233
     International Opportunities
      Portfolio -- Level 3...............       56,808             9.7436           553,514       --              553,514
     International Opportunities
      Portfolio -- Level 4...............        6,326             9.7330            62,021       --               62,021
     Small Company Portfolio -- Level
      1..................................       57,006            11.9838           683,153       --              683,153
     Small Company Portfolio -- Level
      2..................................       84,735            11.9709         1,014,349       --            1,014,349
     Small Company Portfolio -- Level
      3..................................       24,022            11.9623           287,355       --              287,355
     Small Company Portfolio -- Level
      4..................................        3,823            11.9493            45,719       --               45,719
   Lord Abbett Series Fund, Inc.
     Growth and Income Portfolio -- Level
      1..................................      245,260            13.0268         3,194,953       --            3,194,953
     Growth and Income Portfolio -- Level
      2..................................      284,240            13.0128         3,698,761       --            3,698,761
     Growth and Income Portfolio -- Level
      3..................................      222,884            13.0035         2,898,257       --            2,898,257
     Growth and Income Portfolio -- Level
      4..................................       52,597            12.9894           682,977       --              682,977
   MFS/Sun Life Series Trust
     Capital Appreciation Series -- Level
      1..................................      238,596            11.7367         2,800,322       --            2,800,322
     Capital Appreciation Series -- Level
      2..................................      194,014            11.7240         2,274,627       --            2,274,627
     Capital Appreciation Series -- Level
      3..................................      169,686            11.7156         1,987,967       --            1,987,967
     Capital Appreciation Series -- Level
      4..................................      100,298            11.7029         1,173,725       --            1,173,725
     Emerging Growth Series -- Level 1...      522,988            12.6513         6,616,493       --            6,616,493
     Emerging Growth Series -- Level 2...      771,453            12.6377         9,749,359       --            9,749,359
     Emerging Growth Series -- Level 3...      325,836            12.6286         4,114,840       --            4,114,840
     Emerging Growth Series -- Level 4...      101,507            12.6149         1,282,564       --            1,282,564
     High Yield Series -- Level 1........      265,229             9.4527         2,507,139       --            2,507,139
     High Yield Series -- Level 2........      284,517             9.4425         2,686,561       --            2,686,561
     High Yield Series -- Level 3........      127,183             9.4357         1,200,061       --            1,200,061
     High Yield Series -- Level 4........       20,629             9.4255           194,448       --              194,448
     Utilities Series -- Level 1.........      301,219            12.6848         3,820,908       --            3,820,908
     Utilities Series -- Level 2.........      392,655            12.6711         4,975,382       --            4,975,382
     Utilities Series -- Level 3.........      190,233            12.6620         2,408,733       --            2,408,733
     Utilities Series -- Level 4.........       92,707            12.6483         1,171,429       --            1,171,429
     Government Securities Series --
      Level 1............................      160,555            11.0472         1,773,673       --            1,773,673
     Government Securities Series --
      Level 2............................      134,222            11.0352         1,481,171       --            1,481,171
     Government Securities Series --
      Level 3............................       67,329            11.0273           742,458       --              742,458
     Government Securities Series --
      Level 4............................       23,747            11.0153           261,699       --              261,699
     Total Return Series -- Level 1......      194,480            12.0376         2,341,071       --            2,341,071
     Total Return Series -- Level 2......      172,612            12.0246         2,075,586       --            2,075,586
     Total Return Series -- Level 3......       65,962            12.0160           792,592       --              792,592
     Total Return Series -- Level 4......        3,383            12.0030            40,516       --               40,516

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts          Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY ACCOLADE CONTRACTS: --
   continued
   MFS/Sun Life Series Trust -- continued
     Massachusetts Investors Trust
      Series -- Level 1..................      245,729           $11.2581      $  2,766,445    $  --         $  2,766,445
     Massachusetts Investors Trust
      Series -- Level 2..................      350,699            11.2460         3,943,945       --            3,943,945
     Massachusetts Investors Trust
      Series -- Level 3..................      217,156            11.2379         2,440,374       --            2,440,374
     Massachusetts Investors Trust
      Series -- Level 4..................       28,221            11.2257           316,779       --              316,779
     New Discovery Series -- Level 1.....      212,082            15.6900         3,327,561       --            3,327,561
     New Discovery Series -- Level 2.....      280,751            15.6730         4,400,221       --            4,400,221
     New Discovery Series -- Level 3.....      140,805            15.6618         2,205,248       --            2,205,248
     New Discovery Series -- Level 4.....       29,127            15.6448           455,752       --              455,752
     Massachusetts Investors Growth Stock
      Series -- Level 1..................      370,902            12.1245         4,496,253       --            4,496,253
     Massachusetts Investors Growth Stock
      Series -- Level 2..................      567,284            12.1094         6,869,480       --            6,869,480
     Massachusetts Investors Growth Stock
      Series -- Level 3..................      341,676            12.1007         4,134,518       --            4,134,518
     Massachusetts Investors Growth Stock
      Series -- Level 4..................       52,190            12.0876           630,294       --              630,294
   OCC Accumulation Trust
     Equity Portfolio -- Level 1.........       27,408            11.6056           318,085       --              318,085
     Equity Portfolio -- Level 2.........        6,988            11.5931            81,015       --               81,015
     Equity Portfolio -- Level 3.........       20,021            11.5848           231,943       --              231,943
     Equity Portfolio -- Level 4.........        7,891            11.5722            93,216       --               93,216
     Mid Cap Portfolio -- Level 1........       94,315            15.5854         1,469,935       --            1,469,935
     Mid Cap Portfolio -- Level 2........      100,792            15.5686         1,569,192       --            1,569,192
     Mid Cap Portfolio -- Level 3........       54,596            15.5574           849,366       --              849,366
     Mid Cap Portfolio -- Level 4........        6,218            15.5406            96,615       --               96,615
     Small Cap Portfolio -- Level 1......        9,783            14.9981           146,730       --              146,730
     Small Cap Portfolio -- Level 2......       27,009            14.9819           404,644       --              404,644
     Small Cap Portfolio -- Level 3......        2,008            14.9712            30,059       --               30,059
     Small Cap Portfolio -- Level 4......        7,179            14.9550           107,959       --              107,959
     Managed Portfolio -- Level 1........       25,564            11.4485           292,666       --              292,666
     Managed Portfolio -- Level 2........       13,806            11.4362           157,890       --              157,890
     Managed Portfolio -- Level 3........        2,510            11.4279            28,679       --               28,679
   Sun Capital Advisers Trust
     Money Market Fund -- Level 1........      801,538            10.5161         8,429,043       --            8,429,043
     Money Market Fund -- Level 2........      533,464            10.5047         5,603,900       --            5,603,900
     Money Market Fund -- Level 3........      373,023            10.4972         3,915,202       --            3,915,202
     Investment Grade Bond Fund -- Level
      1..................................      268,500            10.8554         2,914,662       --            2,914,662
     Investment Grade Bond Fund -- Level
      2..................................      253,362            10.8437         2,747,372       --            2,747,372
     Investment Grade Bond Fund -- Level
      3..................................      225,602            10.8358         2,444,592       --            2,444,592
     Investment Grade Bond Fund -- Level
      4..................................       43,542            10.8241           472,393       --              472,393
     Real Estate Fund -- Level 1.........      103,314            13.3219         1,376,345       --            1,376,345
     Real Estate Fund -- Level 2.........       45,667            13.3076           607,718       --              607,718
     Real Estate Fund -- Level 3.........      147,600            13.2980         1,962,781       --            1,962,781
     Real Estate Fund -- Level 4.........        9,310            13.2836           124,888       --              124,888
     Select Equity Fund -- Level 1.......      110,471            12.0538         1,331,605       --            1,331,605
     Select Equity Fund -- Level 2.......      139,242            12.0408         1,676,590       --            1,676,590
     Select Equity Fund -- Level 3.......      121,646            12.0322         1,463,664       --            1,463,664
     Select Equity Fund -- Level 4.......       67,223            12.0191           810,288       --              810,288
     Blue Chip Mid Cap Fund -- Level 1...      243,919            16.2722         3,969,090       --            3,969,090
     Blue Chip Mid Cap Fund -- Level 2...      287,334            16.2546         4,670,502       --            4,670,502
     Blue Chip Mid Cap Fund -- Level 3...      186,213            16.2429         3,024,648       --            3,024,648

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts          Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY ACCOLADE CONTRACTS: --
   continued
   Sun Capital Advisers Trust --
    continued
     Blue Chip Mid Cap Fund -- Level 4...       46,440           $16.2254      $    753,999    $  --         $    753,999
     Investors Foundation Fund -- Level
      1..................................        4,159            11.0327            45,885       --               45,885
     Investors Foundation Fund -- Level
      2..................................       30,675            11.0208           338,064       --              338,064
     Investors Foundation Fund -- Level
      3..................................       24,313            11.0129           267,756       --              267,756
     Investors Foundation Fund -- Level
      4..................................          207            11.0010             2,288       --                2,288
     Davis Venture Value Fund -- Level
      1..................................      130,722             9.7910         1,279,900       --            1,279,900
     Davis Venture Value Fund -- Level
      2..................................      124,165             9.7843         1,214,870       --            1,214,870
     Davis Venture Value Fund -- Level
      3..................................      163,236             9.7798         1,596,413       --            1,596,413
     Davis Venture Value Fund -- Level
      4..................................       19,626             9.7731           194,845       --              194,845
     Davis Financial Fund -- Level 1.....       12,214            11.2632           137,568       --              137,568
     Davis Financial Fund -- Level 2.....       20,424            11.2555           229,882       --              229,882
     Davis Financial Fund -- Level 3.....       11,953            11.2503           134,471       --              134,471
     Davis Financial Fund -- Level 4.....       23,603            11.2426           265,247       --              265,247
     Value Equity Fund -- Level 1........          728            11.2609             8,194       --                8,194
     Value Equity Fund -- Level 2........        2,013            11.2532            22,650       --               22,650
     Value Equity Fund -- Level 3........        2,629            11.2480            29,571       --               29,571
     Value Equity Fund -- Level 4........        3,293            11.2403            37,021       --               37,021
     Value Mid Cap Fund -- Level 1.......      137,558            10.2714         1,412,922       --            1,412,922
     Value Mid Cap Fund -- Level 2.......       87,394            10.2644           897,048       --              897,048
     Value Mid Cap Fund -- Level 3.......       59,692            10.2597           612,414       --              612,414
     Value Mid Cap Fund -- Level 4.......       18,407            10.2526           192,675       --              192,675
     Value Small Cap Fund -- Level 1.....       96,343            12.1093         1,166,644       --            1,166,644
     Value Small Cap Fund -- Level 2.....       33,739            12.1010           408,277       --              408,277
     Value Small Cap Fund -- Level 3.....       34,600            12.0955           418,504       --              418,504
     Value Small Cap Fund -- Level 4.....        9,272            12.0871           111,894       --              111,894
     Value Managed Fund -- Level 2.......          747            11.2990             8,443       --                8,443
                                                                               ------------    ----------    ------------
                                                                                292,959,034    $  --         $292,959,034
                                                                               ------------    ----------    ------------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                       Deferred Variable Annuity
                                                               Contracts                       Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY FOCUS II CONTRACTS:
   AIM Variable Insurance Fund, Inc.
     V.I. Capital Appreciation Fund --
      Level 3............................       19,033           $ 7.6079       $   144,803    $  --          $   144,803
     V.I. Capital Appreciation Fund --
      Level 4............................       20,467             7.6026           155,605       --              155,605
     V.I. Capital Appreciation Fund --
      Level 5............................       49,461             7.5991           375,862       --              375,862
     V.I. Capital Appreciation Fund --
      Level 6............................          651             7.5939             4,955       --                4,955
     V.I. Growth Fund -- Level 3.........       23,682             6.9901           165,540       --              165,540
     V.I. Growth Fund -- Level 4.........       39,136             6.9853           273,379       --              273,379
     V.I. Growth Fund -- Level 5.........       30,284             6.9821           211,442       --              211,442
     V.I. Growth Fund -- Level 6.........        2,647             6.9773            18,471       --               18,471
     V.I. Growth and Income Fund -- Level
      3..................................       34,921             7.8513           274,174       --              274,174
     V.I. Growth and Income Fund -- Level
      4..................................       21,067             7.8458           165,286       --              165,286
     V.I. Growth and Income Fund -- Level
      5..................................       19,046             7.8422           149,365       --              149,365
     V.I. Growth and Income Fund -- Level
      6..................................          623             7.8368             4,887       --                4,887
     V.I. International Equity Fund --
      Level 3............................       35,001             7.8344           274,213       --              274,213
     V.I. International Equity Fund --
      Level 4............................       39,366             7.8290           308,194       --              308,194
     V.I. International Equity Fund --
      Level 5............................       33,055             7.8254           258,670       --              258,670
     V.I. International Equity Fund --
      Level 6............................          962             7.8200             7,528       --                7,528
   The Alger American Fund
     Growth Portfolio -- Level 3.........        4,172             7.7494            32,331       --               32,331
     Growth Portfolio -- Level 4.........        7,657             7.7441            59,297       --               59,297
     Growth Portfolio -- Level 5.........       16,582             7.7405           128,356       --              128,356
     Growth Portfolio -- Level 6.........        1,264             7.7352             9,776       --                9,776
     Income and Growth Portfolio -- Level
      3..................................       43,701             8.8845           388,264       --              388,264
     Income and Growth Portfolio -- Level
      4..................................       23,272             8.8784           206,615       --              206,615
     Income and Growth Portfolio -- Level
      5..................................       12,709             8.8743           112,780       --              112,780
     Income and Growth Portfolio -- Level
      6..................................          284             8.8682             2,522       --                2,522
     Small Capitalization Portfolio --
      Level 3............................          639             6.9693             4,455       --                4,455
     Small Capitalization Portfolio --
      Level 4............................        4,184             6.9645            29,146       --               29,146
     Small Capitalization Portfolio --
      Level 5............................        5,985             6.9613            41,664       --               41,664
   Goldman Sachs Variable Insurance Trust
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 3....................        1,316             7.0776             9,302       --                9,302
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 4....................          973             7.0628             6,872       --                6,872
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 5....................        1,615             7.0595            11,402       --               11,402
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 3....................          942             9.2950             8,757       --                8,757
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 4....................        2,231             9.2886            20,722       --               20,722
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 5....................          632             9.2843             5,867       --                5,867
     VIT-SM- CORE US Equity Fund -- Level
      3..................................        1,227             8.7067            10,686       --               10,686
     VIT-SM- CORE US Equity Fund -- Level
      4..................................        1,690             8.7008            14,707       --               14,707
     Growth and Income Fund -- Level 3...        5,495             9.0788            49,890       --               49,890
     Growth and Income Fund -- Level 4...          931             9.0726             8,447       --                8,447
     International Equity Fund -- Level
      3..................................        3,059             8.6083            26,329       --               26,329
     International Equity Fund -- Level
      4..................................        7,107             8.6024            61,138       --               61,138
     International Equity Fund -- Level
      5..................................        6,111             8.5984            52,547       --               52,547
     International Equity Fund -- Level
      6..................................          299             8.5925             2,573       --                2,573
   J.P. Morgan Series Trust II
     U.S. Disciplined Equity
      Portfolio -- Level 5...............        5,189             8.5881            44,565       --               44,565
     U.S. Disciplined Equity
      Portfolio -- Level 6...............        5,271             8.5822            45,236       --               45,236
     International Opportunities
      Portfolio -- Level 3...............        3,573             8.5625            30,595       --               30,595

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                       Deferred Variable Annuity
                                                               Contracts                       Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY FOCUS II CONTRACTS: --
   continued
   J.P. Morgan Series Trust II --
    continued
     International Opportunities
      Portfolio -- Level 4...............          746           $ 8.5566       $     6,383    $  --          $     6,383
     Small Company Portfolio -- Level
      3..................................        8,958             8.5188            76,312       --               76,312
     Small Company Portfolio -- Level
      5..................................          520             8.5090             4,429       --                4,429
   Lord Abbett Series Fund, Inc.
     Growth and Income Portfolio -- Level
      3..................................        1,348            11.4115            15,382       --               15,382
     Growth and Income Portfolio -- Level
      4..................................        7,187            11.4037            81,954       --               81,954
     Growth and Income Portfolio -- Level
      5..................................       10,161            11.3985           115,814       --              115,814
     Growth and Income Portfolio -- Level
      6..................................        1,126            11.3906            12,829       --               12,829
   MFS/Sun Life Series Trust
     Capital Appreciation Series -- Level
      3..................................        4,444             7.7635            34,498       --               34,498
     Capital Appreciation Series -- Level
      4..................................        8,012             7.7582            62,158       --               62,158
     Capital Appreciation Series -- Level
      5..................................       31,397             7.7546           243,471       --              243,471
     Capital Appreciation Series -- Level
      6..................................          638             7.7493             4,939       --                4,939
     Emerging Growth Series -- Level 3...       12,704             7.7576            98,550       --               98,550
     Emerging Growth Series -- Level 4...       39,716             7.7523           307,889       --              307,889
     Emerging Growth Series -- Level 5...       26,653             7.7487           206,527       --              206,527
     Emerging Growth Series -- Level 6...        3,923             7.7434            30,401       --               30,401
     High Yield Series -- Level 3........       13,536             9.1867           124,352       --              124,352
     High Yield Series -- Level 4........       11,258             9.1804           103,351       --              103,351
     High Yield Series -- Level 5........       10,690             9.1762            98,062       --               98,062
     Utilities Series -- Level 3.........       17,805             9.6808           172,364       --              172,364
     Utilities Series -- Level 4.........       19,589             9.6741           189,504       --              189,504
     Utilities Series -- Level 5.........        6,770             9.6697            65,464       --               65,464
     Utilities Series -- Level 6.........        3,284             9.6630            31,651       --               31,651
     Government Securities Series --
      Level 3............................        9,542            10.6914           102,016       --              102,016
     Government Securities Series --
      Level 4............................          564            10.6841             6,025       --                6,025
     Government Securities Series --
      Level 5............................          236            10.6792             2,501       --                2,501
     Total Return Series -- Level 3......        3,383            11.1577            37,743       --               37,743
     Total Return Series -- Level 4......        5,632            11.1500            62,796       --               62,796
     Total Return Series -- Level 5......        3,645            11.1449            40,632       --               40,632
     Massachusetts Investors Trust
      Series -- Level 3..................       15,447             9.5839           148,044       --              148,044
     Massachusetts Investors Trust
      Series -- Level 4..................        7,517             9.5773            71,997       --               71,997
     Massachusetts Investors Trust
      Series -- Level 5..................        1,955             9.5729            18,718       --               18,718
     Massachusetts Investors Trust
      Series -- Level 6..................        1,307             9.5663            12,514       --               12,514
     New Discovery Series -- Level 3.....       17,598             8.5828           151,038       --              151,038
     New Discovery Series -- Level 4.....       21,078             8.5769           180,784       --              180,784
     New Discovery Series -- Level 5.....       16,271             8.5729           139,490       --              139,490
     New Discovery Series -- Level 6.....          312             8.5670             2,674       --                2,674
     Massachusetts Investors Growth Stock
      Series -- Level 3..................       21,599             8.5642           184,982       --              184,982
     Massachusetts Investors Growth Stock
      Series -- Level 4..................       26,970             8.5583           230,814       --              230,814
     Massachusetts Investors Growth Stock
      Series -- Level 5..................       23,606             8.5544           201,933       --              201,933
     Massachusetts Investors Growth Stock
      Series -- Level 6..................        5,907             8.5485            50,544       --               50,544
   Sun Capital Advisers Trust
     Money Market Fund -- Level 3........       15,253            10.2123           155,772       --              155,772
     Money Market Fund -- Level 4........        3,343            10.2052            34,111       --               34,111
     Money Market Fund -- Level 5........       16,375            10.2006           167,034       --              167,034

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                       Deferred Variable Annuity
                                                               Contracts                       Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY FOCUS II CONTRACTS: --
   continued
   Sun Capital Advisers Trust --
    continued
     Money Market Fund -- Level 6........       32,607           $10.1935       $   332,324    $  --          $   332,324
     Investment Grade Bond Fund -- Level
      3..................................       21,076            10.5639           222,646       --              222,646
     Investment Grade Bond Fund -- Level
      4..................................       21,444            10.5567           226,381       --              226,381
     Investment Grade Bond Fund -- Level
      5..................................       18,283            10.5518           192,773       --              192,773
     Real Estate Fund -- Level 3.........        8,477            10.7214            90,888       --               90,888
     Real Estate Fund -- Level 4.........        9,628            10.7140           103,150       --              103,150
     Real Estate Fund -- Level 5.........        8,288            10.7091            88,780       --               88,780
     Select Equity Fund -- Level 3.......        9,821             8.0702            79,257       --               79,257
     Select Equity Fund -- Level 4.......       32,247             8.0647           260,061       --              260,061
     Select Equity Fund -- Level 5.......       12,071             8.0610            97,306       --               97,306
     Blue Chip Mid Cap Fund -- Level 3...       22,357             9.5809           214,204       --              214,204
     Blue Chip Mid Cap Fund -- Level 4...       40,675             9.5743           389,441       --              389,441
     Blue Chip Mid Cap Fund -- Level 5...       24,375             9.5700           233,266       --              233,266
     Blue Chip Mid Cap Fund -- Level 6...          765             9.5634             7,248       --                7,248
     Investors Foundation Fund -- Level
      3..................................        1,049             8.8555             9,286       --                9,286
     Investors Foundation Fund -- Level
      4..................................        1,039             8.8494             9,194       --                9,194
     Investors Foundation Fund -- Level
      5..................................        1,932             8.8454            17,083       --               17,083
     Davis Venture Value Fund -- Level
      3..................................       33,676             9.7933           329,802       --              329,802
     Davis Venture Value Fund -- Level
      4..................................       39,604             9.7865           387,587       --              387,587
     Davis Venture Value Fund -- Level
      5..................................       23,923             9.7821           234,003       --              234,003
     Davis Financial Fund -- Level 3.....        2,364            11.2658            26,632       --               26,632
     Davis Financial Fund -- Level 4.....        7,278            11.2580            81,941       --               81,941
     Davis Financial Fund -- Level 5.....        9,874            11.2529           111,086       --              111,086
     Value Equity Fund -- Level 3........        3,867            11.2635            43,570       --               43,570
     Value Mid Cap Fund -- Level 3.......        9,962            10.2738           102,348       --              102,348
     Value Mid Cap Fund -- Level 4.......        8,874            10.2667            91,104       --               91,104
     Value Mid Cap Fund -- Level 5.......       20,978            10.2620           215,290       --              215,290
     Value Small Cap Fund -- Level 3.....        3,866            12.1121            46,829       --               46,829
     Value Small Cap Fund -- Level 4.....        4,740            12.1038            57,368       --               57,368
     Value Small Cap Fund -- Level 5.....        3,067            12.0982            37,093       --               37,093
     Value Managed Fund -- Level 3.......          680            11.3098             7,687       --                7,687
     Value Managed Fund -- Level 5.......          729            11.2968             8,241       --                8,241
                                                                                -----------    ----------     -----------
                                                                                $12,659,530    $  --          $12,659,530
                                                                                -----------    ----------     -----------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts          Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY III CONTRACTS:
   AIM Variable Insurance Fund, Inc.
     V.I. Capital Appreciation Fund --
      Level 2............................      155,830           $ 7.6166      $  1,186,898    $  --         $  1,186,898
     V.I. Capital Appreciation Fund --
      Level 3............................       24,807             7.6131           188,859       --              188,859
     V.I. Capital Appreciation Fund --
      Level 4............................      233,890             7.6114         1,780,224       --            1,780,224
     V.I. Capital Appreciation Fund --
      Level 5............................      333,237             7.6079         2,535,225       --            2,535,225
     V.I. Capital Appreciation Fund --
      Level 6............................       77,754             7.6026           591,126       --              591,126
     V.I. Growth Fund -- Level 1.........        3,421             7.0030            23,958       --               23,958
     V.I. Growth Fund -- Level 2.........      150,681             6.9982         1,054,488       --            1,054,488
     V.I. Growth Fund -- Level 4.........      251,183             6.9934         1,756,608       --            1,756,608
     V.I. Growth Fund -- Level 5.........      346,581             6.9901         2,422,649       --            2,422,649
     V.I. Growth Fund -- Level 6.........       80,277             6.9853           560,754       --              560,754
     V.I. Growth and Income Fund -- Level
      2..................................       84,096             7.8603           661,016       --              661,016
     V.I. Growth and Income Fund -- Level
      3..................................      158,631             7.8567         1,246,313       --            1,246,313
     V.I. Growth and Income Fund -- Level
      4..................................      306,521             7.8549         2,407,682       --            2,407,682
     V.I. Growth and Income Fund -- Level
      5..................................      428,310             7.8513         3,362,769       --            3,362,769
     V.I. Growth and Income Fund -- Level
      6..................................       69,526             7.8458           545,507       --              545,507
     V.I. International Equity Fund --
      Level 1............................        5,182             7.8488            40,671       --               40,671
     V.I. International Equity Fund --
      Level 2............................      134,233             7.8434         1,052,838       --            1,052,838
     V.I. International Equity Fund --
      Level 3............................       31,548             7.8398           247,327       --              247,327
     V.I. International Equity Fund --
      Level 4............................      123,197             7.8380           965,616       --              965,616
     V.I. International Equity Fund --
      Level 5............................      292,546             7.8344         2,291,922       --            2,291,922
     V.I. International Equity Fund --
      Level 6............................       87,945             7.8290           688,539       --              688,539
   The Alger American Fund
     Growth Portfolio -- Level 2.........      130,516             7.7583         1,012,586       --            1,012,586
     Growth Portfolio -- Level 3.........      442,368             7.7547         3,430,447       --            3,430,447
     Growth Portfolio -- Level 4.........      244,731             7.7530         1,897,396       --            1,897,396
     Growth Portfolio -- Level 5.........      845,891             7.7494         6,555,153       --            6,555,153
     Growth Portfolio -- Level 6.........      134,394             7.7441         1,040,794       --            1,040,794
     Income and Growth Portfolio -- Level
      1..................................        2,786             8.9008            24,805       --               24,805
     Income and Growth Portfolio -- Level
      2..................................       86,979             8.8947           773,649       --              773,649
     Income and Growth Portfolio -- Level
      3..................................       17,005             8.8906           151,188       --              151,188
     Income and Growth Portfolio -- Level
      4..................................      159,859             8.8886         1,420,915       --            1,420,915
     Income and Growth Portfolio -- Level
      5..................................      185,362             8.8845         1,646,851       --            1,646,851
     Income and Growth Portfolio -- Level
      6..................................       61,918             8.8784           549,742       --              549,742
     Small Capitalization Portfolio --
      Level 2............................       34,526             6.9773           240,898       --              240,898
     Small Capitalization Portfolio --
      Level 3............................        9,377             6.9741            65,394       --               65,394
     Small Capitalization Portfolio --
      Level 4............................       38,386             6.9725           267,648       --              267,648
     Small Capitalization Portfolio --
      Level 5............................       63,433             6.9693           442,082       --              442,082
     Small Capitalization Portfolio --
      Level 6............................       15,209             6.9645           105,935       --              105,935
   Goldman Sachs Variable Insurance Trust
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 2....................       49,638             7.0758           351,227       --              351,227
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 4....................       67,670             7.0709           478,485       --              478,485
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 5....................       75,161             7.0676           531,207       --              531,207
     VIT-SM- CORE Large Cap Growth
      Fund -- Level 6....................       17,796             7.0628           125,683       --              125,683
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 2....................        9,427             9.3056            87,723       --               87,723
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 3....................       12,386             9.3014           115,208       --              115,208
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 4....................        3,948             9.2992            36,710       --               36,710
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 5....................       12,019             9.2950           111,713       --              111,713

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts          Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY III CONTRACTS: -- continued
   Goldman Sachs Variable Insurance
    Trust -- continued
     VIT-SM- CORE Small Cap Equity
      Fund -- Level 6....................        2,665           $ 9.2886      $     24,745    $  --         $     24,745
     VIT-SM- CORE US Equity Fund -- Level
      2..................................        7,290             8.7167            63,547       --               63,547
     VIT-SM- CORE US Equity Fund -- Level
      3..................................       17,483             8.7127           152,329       --              152,329
     VIT-SM- CORE US Equity Fund -- Level
      4..................................       26,035             8.7107           226,786       --              226,786
     VIT-SM- CORE US Equity Fund -- Level
      5..................................       59,730             8.7067           520,051       --              520,051
     VIT-SM- CORE US Equity Fund -- Level
      6..................................        9,775             8.7008            85,054       --               85,054
     Growth and Income Fund -- Level 2...        3,407             9.0892            30,968       --               30,968
     Growth and Income Fund -- Level 4...        1,375             9.0830            12,490       --               12,490
     Growth and Income Fund -- Level 5...        7,846             9.0788            71,237       --               71,237
     Growth and Income Fund -- Level 6...          754             9.0726             6,844       --                6,844
     International Equity Fund -- Level
      2..................................       19,327             8.6182           166,563       --              166,563
     International Equity Fund -- Level
      3..................................       31,040             8.6142           267,388       --              267,388
     International Equity Fund -- Level
      4..................................       38,546             8.6123           331,969       --              331,969
     International Equity Fund -- Level
      5..................................       31,258             8.6083           269,078       --              269,078
     International Equity Fund -- Level
      6..................................       15,344             8.6024           131,992       --              131,992
   J.P. Morgan Series Trust II
     U.S. Disciplined Equity
      Portfolio -- Level 2...............       13,403             8.6078           115,373       --              115,373
     U.S. Disciplined Equity
      Portfolio -- Level 3...............       15,284             8.6039           131,505       --              131,505
     U.S. Disciplined Equity
      Portfolio -- Level 4...............       39,198             8.6019           337,180       --              337,180
     U.S. Disciplined Equity
      Portfolio -- Level 5...............       53,641             8.5979           461,205       --              461,205
     U.S. Disciplined Equity
      Portfolio -- Level 6...............        2,420             8.5920            20,791       --               20,791
     International Opportunities
      Portfolio -- Level 2...............        8,732             8.5723            74,856       --               74,856
     International Opportunities
      Portfolio -- Level 3...............       13,244             8.5684           113,479       --              113,479
     International Opportunities
      Portfolio -- Level 4...............       25,338             8.5664           217,059       --              217,059
     International Opportunities
      Portfolio -- Level 5...............       26,166             8.5625           224,049       --              224,049
     International Opportunities
      Portfolio -- Level 6...............        1,673             8.5566            14,076       --               14,076
     Small Company Portfolio -- Level
      2..................................       21,708             8.5285           185,137       --              185,137
     Small Company Portfolio -- Level
      3..................................       13,334             8.5246           113,671       --              113,671
     Small Company Portfolio -- Level
      4..................................       16,703             8.5227           142,356       --              142,356
     Small Company Portfolio -- Level
      5..................................       20,851             8.5188           177,627       --              177,627
     Small Company Portfolio -- Level
      6..................................       13,957             8.5129           118,835       --              118,835
   Lord Abbett Series Fund, Inc.
     Growth and Income Portfolio -- Level
      2..................................       52,400            11.4245           598,651       --              598,651
     Growth and Income Portfolio -- Level
      3..................................       23,743            11.4193           271,127       --              271,127
     Growth and Income Portfolio -- Level
      4..................................       55,535            11.4167           634,031       --              634,031
     Growth and Income Portfolio -- Level
      5..................................      125,200            11.4115         1,428,717       --            1,428,717
     Growth and Income Portfolio -- Level
      6..................................      116,974            11.4037         1,333,976       --            1,333,976
   MFS/Sun Life Series Trust
     Capital Appreciation Series -- Level
      2..................................       77,731             7.7724           604,160       --              604,160
     Capital Appreciation Series -- Level
      3..................................       31,811             7.7689           247,134       --              247,134
     Capital Appreciation Series -- Level
      4..................................      137,695             7.7671         1,069,488       --            1,069,488
     Capital Appreciation Series -- Level
      5..................................      111,529             7.7635           865,856       --              865,856
     Capital Appreciation Series -- Level
      6..................................       91,422             7.7582           709,274       --              709,274
     Emerging Growth Series -- Level 2...      172,848             7.7666         1,342,431       --            1,342,431
     Emerging Growth Series -- Level 3...       46,626             7.7630           361,960       --              361,960
     Emerging Growth Series -- Level 4...      260,438             7.7612         2,021,310       --            2,021,310
     Emerging Growth Series -- Level 5...      439,010             7.7576         3,405,684       --            3,405,684

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts          Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY III CONTRACTS: -- continued
   MFS/Sun Life Series Trust -- continued
     Emerging Growth Series -- Level 6...      142,901           $ 7.7523      $  1,108,030    $  --         $  1,108,030
     High Yield Series -- Level 2........       31,852             9.1972           292,947       --              292,947
     High Yield Series -- Level 4........       44,961             9.1909           413,230       --              413,230
     High Yield Series -- Level 5........       67,901             9.1867           623,783       --              623,783
     High Yield Series -- Level 6........       15,842             9.1804           145,330       --              145,330
     Utilities Series -- Level 2.........       86,311             9.6919           836,512       --              836,512
     Utilities Series -- Level 3.........       23,829             9.6874           230,843       --              230,843
     Utilities Series -- Level 4.........      125,061             9.6852         1,211,243       --            1,211,243
     Utilities Series -- Level 5.........      144,204             9.6808         1,396,010       --            1,396,010
     Utilities Series -- Level 6.........       23,830             9.6741           229,860       --              229,860
     Government Securities Series --
      Level 2............................       30,960            10.7037           331,384       --              331,384
     Government Securities Series --
      Level 4............................       18,410            10.6963           196,922       --              196,922
     Government Securities Series --
      Level 5............................       28,193            10.6914           301,429       --              301,429
     Government Securities Series --
      Level 6............................        1,703            10.6841            18,109       --               18,109
     Total Return Series -- Level 2......       29,963            11.1705           334,696       --              334,696
     Total Return Series -- Level 4......       27,987            11.1628           312,415       --              312,415
     Total Return Series -- Level 5......       58,375            11.1577           651,333       --              651,333
     Total Return Series -- Level 6......        4,270            11.1500            47,665       --               47,665
     Massachusetts Investors Trust
      Series -- Level 2..................       72,001             9.5949           690,837       --              690,837
     Massachusetts Investors Trust
      Series -- Level 4..................       75,067             9.5883           719,765       --              719,765
     Massachusetts Investors Trust
      Series -- Level 5..................      146,370             9.5839         1,402,794       --            1,402,794
     Massachusetts Investors Trust
      Series -- Level 6..................       68,760             9.5773           658,516       --              658,516
     New Discovery Series -- Level 1.....        3,013             8.5985            25,908       --               25,908
     New Discovery Series -- Level 2.....      108,572             8.5926           932,919       --              932,919
     New Discovery Series -- Level 3.....       74,514             8.5887           639,974       --              639,974
     New Discovery Series -- Level 4.....      119,748             8.5867         1,028,245       --            1,028,245
     New Discovery Series -- Level 5.....      178,251             8.5828         1,529,887       --            1,529,887
     New Discovery Series -- Level 6.....      113,259             8.5769           971,416       --              971,416
     Massachusetts Investors Growth Stock
      Series -- Level 1..................        2,827             8.5799            24,258       --               24,258
     Massachusetts Investors Growth Stock
      Series -- Level 2..................      129,303             8.5740         1,108,649       --            1,108,649
     Massachusetts Investors Growth Stock
      Series -- Level 3..................       41,225             8.5701           353,307       --              353,307
     Massachusetts Investors Growth Stock
      Series -- Level 4..................      161,937             8.5681         1,387,500       --            1,387,500
     Massachusetts Investors Growth Stock
      Series -- Level 5..................      309,307             8.5642         2,648,969       --            2,648,969
     Massachusetts Investors Growth Stock
      Series -- Level 6..................      181,314             8.5583         1,551,774       --            1,551,774
   Sun Capital Advisers Trust
     Money Market Fund -- Level 2........      157,296            10.2240         1,608,184       --            1,608,184
     Money Market Fund -- Level 4........       27,989            10.2169           285,959       --              285,959
     Money Market Fund -- Level 5........      145,304            10.2123         1,483,884       --            1,483,884
     Money Market Fund -- Level 6........       15,319            10.2052           156,408       --              156,408
     Investment Grade Bond Fund -- Level
      2..................................       24,924            10.5760           263,600       --              263,600
     Investment Grade Bond Fund -- Level
      4..................................       74,085            10.5688           782,985       --              782,985
     Investment Grade Bond Fund -- Level
      5..................................       74,451            10.5639           786,496       --              786,496
     Investment Grade Bond Fund -- Level
      6..................................       18,259            10.5567           192,295       --              192,295
     Real Estate Fund -- Level 2.........       58,623            10.7336           629,238       --              629,238
     Real Estate Fund -- Level 4.........       46,344            10.7263           497,102       --              497,102

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts          Reserve for
                                           -------------------------------------------------    Variable
                                                Units           Unit Value         Value        Annuities        Total
                                           ----------------  ----------------  -------------  -------------  -------------
   FUTURITY III CONTRACTS: -- continued
   Sun Capital Advisers Trust --
    continued
     Real Estate Fund -- Level 5.........       40,664           $10.7214      $    435,976    $  --         $    435,976
     Real Estate Fund -- Level 6.........        6,825            10.7140            73,095       --               73,095
     Select Equity Fund -- Level 2.......       36,473             8.0795           294,683       --               294,68
     Select Equity Fund -- Level 4.......       39,843             8.0740           321,689       --              321,689
     Select Equity Fund -- Level 5.......      126,576             8.0702         1,021,498       --            1,021,498
     Select Equity Fund -- Level 6.......       16,622             8.0647           134,152       --              134,152
     Blue Chip Mid Cap Fund -- Level 1...        2,643             9.5985            25,364       --               25,364
     Blue Chip Mid Cap Fund -- Level 2...      173,017             9.5919         1,659,569       --            1,659,569
     Blue Chip Mid Cap Fund -- Level 3...       31,687             9.5875           303,803       --              303,803
     Blue Chip Mid Cap Fund -- Level 4...      165,502             9.5853         1,586,396       --            1,586,396
     Blue Chip Mid Cap Fund -- Level 5...      203,101             9.5809         1,945,903       --            1,945,903
     Blue Chip Mid Cap Fund -- Level 6...       32,311             9.5744           309,155       --              309,155
     Investors Foundation Fund -- Level
      2..................................          356             8.8657             3,153       --                3,153
     Investors Foundation Fund -- Level
      4..................................       15,627             8.8596           138,448       --              138,448
     Investors Foundation Fund -- Level
      5..................................       11,148             8.8555            98,759       --               98,759
     Davis Venture Value Fund -- Level
      2..................................      101,048             9.8045           990,726       --              990,726
     Davis Venture Value Fund -- Level
      3..................................       28,266             9.8000           277,010       --              277,010
     Davis Venture Value Fund -- Level
      4..................................       86,152             9.7978           844,098       --              844,098
     Davis Venture Value Fund -- Level
      5..................................      200,187             9.7933         1,960,485       --            1,960,485
     Davis Venture Value Fund -- Level
      6..................................       87,552             9.7865           857,459       --              857,459
     Davis Financial Fund -- Level 2.....        9,476            11.2787           106,882       --              106,882
     Davis Financial Fund -- Level 4.....       41,572            11.2709           468,559       --              468,559
     Davis Financial Fund -- Level 5.....        8,334            11.2658            93,887       --               93,887
     Davis Financial Fund -- Level 6.....        6,827            11.2580            76,851       --               76,851
     Value Equity Fund -- Level 2........        2,611            11.2764            29,441       --               29,441
     Value Equity Fund -- Level 4........        3,087            11.2687            34,784       --               34,784
     Value Equity Fund -- Level 5........        8,870            11.2635            99,905       --               99,905
     Value Equity Fund -- Level 6........           61            11.2558               680       --                  680
     Value Mid Cap Fund -- Level 2.......       59,661            10.2856           613,644       --              613,644
     Value Mid Cap Fund -- Level 3.......       11,156            10.2809           114,696       --              114,696
     Value Mid Cap Fund -- Level 4.......       47,213            10.2785           485,283       --              485,283
     Value Mid Cap Fund -- Level 5.......       99,042            10.2738         1,017,531       --            1,017,531
     Value Mid Cap Fund -- Level 6.......       28,275            10.2667           290,441       --              290,441
     Value Small Cap Fund -- Level 2.....       27,336            12.1260           331,477       --              331,477
     Value Small Cap Fund -- Level 3.....        9,948            12.1204           120,569       --              120,569
     Value Small Cap Fund -- Level 4.....       30,580            12.1177           370,555       --              370,555
     Value Small Cap Fund -- Level 5.....       30,730            12.1121           372,199       --              372,199
     Value Small Cap Fund -- Level 6.....        7,205            12.1038            87,313       --               87,313
     Value Managed Fund -- Level 2.......        3,151            11.3227            35,682       --               35,682
     Value Managed Fund -- Level 4.......          712            11.3149             8,060       --                8,060
     Value Managed Fund -- Level 5.......        3,796            11.3098            42,918       --               42,918
                                                                               ------------    ----------    ------------
                                                                               $115,901,855    $  --         $115,901,855
                                                                               ------------    ----------    ------------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts           Reserve for
                                           --------------------------------------------------    Variable
                                                Units           Unit Value         Value         Annuities        Total
                                           ----------------  ----------------  --------------  -------------  --------------
   FUTURITY SELECT FOUR CONTRACTS:
   AIM Variable Insurance Fund, Inc.
     V.I. Capital Appreciation Fund --
      Level 3............................        1,548           $ 8.2406      $       12,756   $  --         $       12,756
     V.I. Capital Appreciation Fund --
      Level 4............................          499             8.2388               4,110      --                  4,110
     V.I. Capital Appreciation Fund --
      Level 5............................        2,794             8.2376              22,845      --                 22,845
     V.I. Growth Fund -- Level 4.........        1,561             8.3206              12,990      --                 12,990
     V.I. Growth Fund -- Level 5.........        5,276             8.3194              43,896      --                 43,896
     V.I. International Equity Fund --
      Level 3............................           62             9.3013                 581      --                    581
     V.I. International Equity Fund --
      Level 4............................        1,415             9.2992              13,161      --                 13,161
     V.I. International Equity Fund --
      Level 5............................        2,234             9.2979              20,545      --                 20,545
   The Alger American Fund
     Growth Portfolio -- Level 4.........        1,463             8.8792              12,992      --                 12,992
     Growth Portfolio -- Level 5.........        6,668             8.8778              59,200      --                 59,200
     Income and Growth Portfolio -- Level
      4..................................        1,883             9.6225              18,115      --                 18,115
     Income and Growth Portfolio -- Level
      5..................................        7,161             9.6211              68,896      --                 68,896
   Goldman Sachs Variable Insurance Trust
     VIT-SM- CORE US Equity Fund -- Level
      4..................................          621             9.1626               5,691      --                  5,691
   J.P. Morgan Series Trust II
     U.S. Disciplined Equity
      Portfolio -- Level 4...............          619             9.2492               5,726      --                  5,726
   Lord Abbett Series Fund, Inc.
     Growth and Income Portfolio -- Level
      3..................................        1,199            10.7271              12,858      --                 12,858
     Growth and Income Portfolio -- Level
      4..................................        1,125            10.7247              12,063      --                 12,063
     Growth and Income Portfolio -- Level
      5..................................          577            10.7231               6,184      --                  6,184
   MFS/Sun Life Series Trust
     Capital Appreciation Series -- Level
      4..................................          298             8.7666               2,610      --                  2,610
     Capital Appreciation Series -- Level
      5..................................        3,830             8.7653              33,569      --                 33,569
     Emerging Growth Series -- Level 3...        2,202             8.7734              19,317      --                 19,317
     Emerging Growth Series -- Level 4...        1,517             8.7715              13,305      --                 13,305
     Emerging Growth Series -- Level 5...        1,663             8.7702              14,589      --                 14,589
     High Yield Series -- Level 3........           30             9.7207                 293      --                    293
     Utilities Series -- Level 3.........            5             9.8941                  48      --                     48
     Utilities Series -- Level 4.........        1,226             9.8920              12,130      --                 12,130
     Government Securities Series --
      Level 3............................           19            10.3706                 199      --                    199
     Total Return Series -- Level 3......        1,238            10.3812              12,852      --                 12,852
     Total Return Series -- Level 4......        1,162            10.3789              12,059      --                 12,059
     Total Return Series -- Level 5......        1,327            10.3774              13,780      --                 13,780
     Massachusetts Investors Trust
      Series -- Level 3..................        2,638             9.7203              25,640      --                 25,640
     Massachusetts Investors Trust
      Series -- Level 4..................        1,239             9.7182              12,039      --                 12,039
     New Discovery Series -- Level 3.....           17             9.1695                 153      --                    153
     New Discovery Series -- Level 4.....          387             9.1675               3,551      --                  3,551
     New Discovery Series -- Level 5.....        2,903             9.1661              26,617      --                 26,617
     Massachusetts Investors Growth Stock
      Series -- Level 3..................        2,859             8.9598              25,613      --                 25,613
     Massachusetts Investors Growth Stock
      Series -- Level 4..................          292             8.9578               2,612      --                  2,612
     Massachusetts Investors Growth Stock
      Series -- Level 5..................        4,219             8.9565              37,782      --                 37,782
   Sun Capital Advisers Trust
     Money Market Fund -- Level 3........            5            10.0704                  50      --                     50
     Money Market Fund -- Level 4........        3,906            10.0682              39,328      --                 39,328
     Investment Grade Bond Fund -- Level
      3..................................           47            10.3171                 490      --                    490
     Real Estate Fund -- Level 3.........           18            10.9602                 198      --                    198

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts           Reserve for
                                           --------------------------------------------------    Variable
                                                Units           Unit Value         Value         Annuities        Total
                                           ----------------  ----------------  --------------  -------------  --------------
   FUTURITY SELECT FOUR CONTRACTS: --
   continued
   Sun Capital Advisers Trust --
    continued
     Real Estate Fund -- Level 5.........          557           $10.9602      $        6,033   $  --         $        6,033
     Select Equity Fund -- Level 3.......           46             9.2166                 420      --                    420
     Blue Chip Mid Cap Fund -- Level 3...           37             9.4357                 352      --                    352
     Blue Chip Mid Cap Fund -- Level 4...          380             9.4336               3,581      --                  3,581
     Blue Chip Mid Cap Fund -- Level 5...        2,580             9.4322              23,746      --                 23,746
     Davis Venture Value Fund -- Level
      3..................................           50            10.0170                 500      --                    500
     Davis Financial Fund -- Level 3.....        1,915            10.2519              19,630      --                 19,630
     Value Equity Fund -- Level 5........          585            10.4260               6,098      --                  6,098
     Value Mid Cap Fund -- Level 3.......           30            10.0899                 299      --                    299
     Value Mid Cap Fund -- Level 5.......          918            10.0862               9,259      --                  9,259
     Value Small Cap Fund -- Level 3.....           14            10.9529                 154      --                    154
     Value Small Cap Fund -- Level 5.....          574            10.9489               6,283      --                  6,283
     Value Managed Fund -- Level 5.......          874            10.4400               9,118      --                  9,118
                                                                               --------------   ----------    --------------
                                                                               $      726,906   $  --         $      726,906
                                                                               --------------   ----------    --------------
                                                                               $1,095,145,190   $2,577,782    $1,097,722,972
                                                                               ==============   ==========    ==============

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 2000

                                               AIM1          AIM2           AIM3          AIM4          AL1           AL2
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 1,165,108   $  1,845,448   $  1,912,959  $  3,530,156  $  7,653,747  $ 7,411,967
   Mortality and expense risk charges....     (338,871)      (593,786)      (630,941)     (523,264)     (819,551)    (485,612)
   Distribution and administrative
    expense charges......................      (40,664)       (71,254)       (75,713)      (62,792)      (98,346)     (58,273)
                                           -----------   ------------   ------------  ------------  ------------  -----------
       Net investment income (loss)......  $   785,573   $  1,180,408   $  1,206,305  $  2,944,100  $  6,735,850  $ 6,868,082
                                           -----------   ------------   ------------  ------------  ------------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 2,740,411   $  9,146,355   $  7,639,832  $ 11,961,416  $  8,816,209  $ 6,256,427
     Cost of investments sold............   (2,066,778)    (7,678,530)    (6,103,045)  (11,290,831)   (8,296,898)  (5,823,886)
                                           -----------   ------------   ------------  ------------  ------------  -----------
       Net realized gains (losses).......  $   673,633   $  1,467,825   $  1,536,787  $    670,585  $    519,311  $   432,541
                                           -----------   ------------   ------------  ------------  ------------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $(7,394,057)  $(14,525,858)  $ (8,517,053) $(12,887,457) $(17,163,059) $(5,082,686)
     Beginning of year...................    2,116,193      3,612,127      5,299,791     5,154,135     5,013,031    4,539,984
                                           -----------   ------------   ------------  ------------  ------------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $(9,510,250)  $(18,137,985)  $(13,816,844) $(18,041,592) $(22,176,090) $(9,622,670)
                                           -----------   ------------   ------------  ------------  ------------  -----------
     Realized and unrealized gains
      (losses)...........................  $(8,836,617)  $(16,670,160)  $(12,280,057) $(17,371,007) $(21,656,779) $(9,190,129)
                                           -----------   ------------   ------------  ------------  ------------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $(8,051,044)  $(15,489,752)  $(11,073,752) $(14,426,907) $(14,920,929) $(2,322,047)
                                           ===========   ============   ============  ============  ============  ===========

                                               AL3            GS1           GS2           GS3           GS4           GS5
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 4,576,056   $  2,466,965   $    195,347  $    256,236  $     29,438  $   621,918
   Mortality and expense risk charges....     (172,302)      (294,824)       (44,617)     (257,199)      (84,734)     (90,058)
   Distribution and administrative
    expense charges......................      (20,676)       (35,379)        (5,354)      (30,864)      (10,168)     (10,807)
                                           -----------   ------------   ------------  ------------  ------------  -----------
       Net investment income (loss)......  $ 4,383,078   $  2,136,762   $    145,376  $    (31,827) $    (65,464) $   521,053
                                           -----------   ------------   ------------  ------------  ------------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 2,938,665   $  2,540,473   $    560,959  $  8,605,510  $  1,152,029  $ 1,370,816
     Cost of investments sold............   (3,414,010)    (2,072,058)      (493,009)   (7,792,687)   (1,148,644)  (1,356,746)
                                           -----------   ------------   ------------  ------------  ------------  -----------
       Net realized gains (losses).......  $  (475,345)  $    468,415   $     67,950  $    812,823  $      3,385  $    14,070
                                           -----------   ------------   ------------  ------------  ------------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $(8,030,395)  $ (6,830,641)  $     24,319  $ (1,319,007) $   (361,161) $(1,570,758)
     Beginning of year...................    1,429,504      3,084,374        257,249     1,966,987        60,122      277,370
                                           -----------   ------------   ------------  ------------  ------------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $(9,459,899)  $ (9,915,015)  $   (232,930) $ (3,285,994) $   (421,283) $(1,848,128)
                                           -----------   ------------   ------------  ------------  ------------  -----------
     Realized and unrealized gains
      (losses)...........................  $(9,935,244)  $ (9,446,600)  $   (164,980) $ (2,473,171) $   (417,898) $(1,834,058)
                                           -----------   ------------   ------------  ------------  ------------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $(5,552,166)  $ (7,309,838)  $    (19,604) $ (2,504,998) $   (483,362) $(1,313,005)
                                           ===========   ============   ============  ============  ============  ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 2000 -- continued

                                               JP1            JP2           JP3           LA1           CAS           EGS
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   680,749   $    204,337   $   120,711   $   376,537   $ 2,485,281   $  5,103,953
   Mortality and expense risk charges....     (250,680)       (80,269)      (64,264)     (417,793)     (311,035)      (796,159)
   Distribution and administrative
    expense charges......................      (30,082)        (9,632)       (7,712)      (50,135)      (37,324)       (95,539)
                                           -----------   ------------   -----------   -----------   -----------   ------------
       Net investment income (loss)......  $   399,987   $    114,436   $    48,735   $   (91,391)  $ 2,136,922   $  4,212,255
                                           -----------   ------------   -----------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 3,430,106   $  1,749,550   $ 4,039,562   $ 6,886,921   $ 2,631,504   $ 25,395,793
     Cost of investments sold............   (3,383,329)    (1,656,765)   (3,938,816)   (6,767,983)   (2,470,327)   (24,026,587)
                                           -----------   ------------   -----------   -----------   -----------   ------------
       Net realized gains (losses).......  $    46,777   $     92,785   $   100,746   $   118,938   $   161,177   $  1,369,206
                                           -----------   ------------   -----------   -----------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $(2,645,005)  $ (1,012,206)  $  (496,115)  $ 5,853,928   $(4,709,833)  $(12,737,135)
     Beginning of year...................      413,908        440,742       335,738      (168,245)    2,858,363     11,182,046
                                           -----------   ------------   -----------   -----------   -----------   ------------
       Change in unrealized appreciation
        (depreciation)...................  $(3,058,913)  $ (1,452,948)  $  (831,853)  $ 6,022,173   $(7,568,196)  $(23,919,181)
                                           -----------   ------------   -----------   -----------   -----------   ------------
     Realized and unrealized gains
      (losses)...........................  $(3,012,136)  $ (1,360,163)  $  (731,107)  $ 6,141,111   $(7,407,019)  $(22,549,975)
                                           -----------   ------------   -----------   -----------   -----------   ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $(2,612,149)  $ (1,245,727)  $  (682,372)  $ 6,049,720   $(5,270,097)  $(18,337,720)
                                           ===========   ============   ===========   ===========   ===========   ============

                                               HYS            MMS           UTS           GSS           TRS           MIT
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 1,381,172   $    374,697   $ 2,858,667   $ 1,166,819   $   647,856   $  1,170,740
   Mortality and expense risk charges....     (217,134)       (80,411)     (438,134)     (245,839)     (100,786)      (248,903)
   Distribution and administrative
    expense charges......................      (26,056)        (9,649)      (52,576)      (29,501)      (12,094)       (29,868)
                                           -----------   ------------   -----------   -----------   -----------   ------------
       Net investment income (loss)......  $ 1,137,982   $    284,637   $ 2,367,957   $   891,479   $   534,976   $    891,969
                                           -----------   ------------   -----------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 7,422,306   $ 10,336,262   $ 4,217,961   $ 9,726,136   $   918,959   $  1,762,089
     Cost of investments sold............   (7,755,426)   (10,336,262)   (3,663,950)   (9,960,138)     (929,302)    (1,805,045)
                                           -----------   ------------   -----------   -----------   -----------   ------------
       Net realized gains (losses).......  $  (333,120)  $    --        $   554,011   $  (234,002)  $   (10,343)  $    (42,956)
                                           -----------   ------------   -----------   -----------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $(2,462,454)  $    --        $   812,759   $ 1,190,556   $ 1,023,354   $   (647,448)
     Beginning of year...................       37,632        --          2,724,754      (256,823)       21,849        386,232
                                           -----------   ------------   -----------   -----------   -----------   ------------
       Change in unrealized appreciation
        (depreciation)...................  $(2,500,086)  $    --        $(1,911,995)  $ 1,447,379   $ 1,001,505   $ (1,033,680)
                                           -----------   ------------   -----------   -----------   -----------   ------------
     Realized and unrealized gains
      (losses)...........................  $(2,833,206)  $    --        $(1,357,984)  $ 1,213,377   $   991,162   $ (1,076,636)
                                           -----------   ------------   -----------   -----------   -----------   ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $(1,695,224)  $    284,637   $ 1,009,973   $ 2,104,856   $ 1,526,138   $   (184,667)
                                           ===========   ============   ===========   ===========   ===========   ============

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 2000 -- continued

                                               NWD            MIS           OP1           OP2           OP3           OP4
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   608,314    $   838,904   $ 1,222,161   $ 1,415,333   $     10,813  $   260,821
   Mortality and expense risk charges....     (188,838)      (366,814)     (231,315)     (125,439)       (55,839)     (41,321)
   Distribution and administrative
    expense charges......................      (22,661)       (44,018)      (27,758)      (15,053)        (6,701)      (4,959)
                                           -----------    -----------   -----------   -----------   ------------  -----------
       Net investment income (loss)......  $   396,815    $   428,072   $   963,088   $ 1,274,841   $    (51,727) $   214,541
                                           -----------    -----------   -----------   -----------   ------------  -----------
     REALIZED AND UNREALIZED GAINS
      (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 4,929,890    $ 2,716,073   $ 7,961,799   $ 3,671,584   $  3,865,395  $   741,755
       Cost of investments sold..........   (4,714,470)    (2,403,685)   (8,704,003)   (2,923,628)    (3,539,059)    (823,803)
                                           -----------    -----------   -----------   -----------   ------------  -----------
       Net realized gains (losses).......  $   215,420    $   312,388   $  (742,204)  $   747,956   $    326,336  $   (82,048)
                                           -----------    -----------   -----------   -----------   ------------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $(2,077,919)   $(4,330,874)  $ 2,654,208   $   705,849   $  1,736,902  $   196,359
     Beginning of year...................      457,940      1,220,338      (115,746)      589,498        (15,639)      (2,013)
                                           -----------    -----------   -----------   -----------   ------------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $(2,535,859)   $(5,551,212)  $ 2,769,954   $   116,351   $  1,752,541  $   198,372
                                           -----------    -----------   -----------   -----------   ------------  -----------
     Realized and unrealized gains
      (losses)...........................  $(2,320,439)   $(5,238,824)  $ 2,027,750   $   864,307   $  2,078,877  $   116,324
                                           -----------    -----------   -----------   -----------   ------------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $(1,923,624)   $(4,810,752)  $ 2,990,838   $ 2,139,148   $  2,027,150  $   330,865
                                           ===========    ===========   ===========   ===========   ============  ===========

                                               SB1            SB2           SB3           SB4           SCA1          SCA2
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $    32,637    $    22,883   $   284,343   $   141,421   $  1,289,634  $ 1,295,128
   Mortality and expense risk charges....       (5,554)        (7,551)      (74,279)      (58,164)      (282,718)    (242,903)
   Distribution and administrative
    expense charges......................         (666)          (906)       (8,914)       (6,980)       (33,926)     (29,148)
                                           -----------    -----------   -----------   -----------   ------------  -----------
       Net investment income (loss)......  $    26,417    $    14,426   $   201,150   $    76,277   $    972,990  $ 1,023,077
                                           -----------    -----------   -----------   -----------   ------------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $    52,758    $   226,796   $ 3,113,784   $ 3,016,338   $ 55,950,788  $ 6,800,294
     Cost of investments sold............      (39,065)      (184,706)   (3,190,831)   (3,018,911)   (55,950,788)  (6,837,741)
                                           -----------    -----------   -----------   -----------   ------------  -----------
       Net realized gains (losses).......  $    13,693    $    42,090   $   (77,047)  $    (2,573)  $    --       $   (37,447)
                                           -----------    -----------   -----------   -----------   ------------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $    93,906    $    71,696   $  (109,118)  $    39,038   $    --       $   679,913
     Beginning of year...................       68,433         52,807      (311,911)     (145,524)       --          (167,137)
                                           -----------    -----------   -----------   -----------   ------------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $    25,473    $    18,889   $   202,793   $   184,562   $    --       $   847,050
                                           -----------    -----------   -----------   -----------   ------------  -----------
     Realized and unrealized gains
      (losses)...........................  $    39,166    $    60,979   $   125,746   $   181,989   $    --       $   809,603
                                           -----------    -----------   -----------   -----------   ------------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $    65,583    $    75,405   $   326,896   $   258,266   $    972,990  $ 1,832,680
                                           ===========    ===========   ===========   ===========   ============  ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 2000 -- continued

                                               SCA3          SCA4           SCA5          SCA6        SCA7(a)       SCA8(a)
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   433,865    $   415,976   $ 2,650,372    $ 177,381    $    27,348    $   3,775
   Mortality and expense risk charges....      (51,224)       (74,180)     (184,426)     (20,223)       (29,790)      (5,288)
   Distribution and administrative
    expense charges......................       (6,147)        (8,902)      (22,131)      (2,427)        (3,575)        (635)
                                           -----------    -----------   -----------    ---------    -----------    ---------
       Net investment income (loss)......  $   376,494    $   332,894   $ 2,443,815    $ 154,731    $    (6,017)   $  (2,148)
                                           -----------    -----------   -----------    ---------    -----------    ---------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 1,330,761    $   517,975   $ 4,174,930    $ 465,030    $   447,503    $ 123,128
     Cost of investments sold............   (1,185,052)      (440,419)   (3,191,554)    (412,796)      (476,133)    (124,878)
                                           -----------    -----------   -----------    ---------    -----------    ---------
       Net realized gains (losses).......  $   145,709    $    77,556   $   983,376    $  52,234    $   (28,630)   $  (1,750)
                                           -----------    -----------   -----------    ---------    -----------    ---------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $   564,032    $(1,657,923)  $(1,763,828)   $(315,131)   $   146,144    $ 172,780
     Beginning of year...................      (70,481)       217,754       437,614       53,913        --            --
                                           -----------    -----------   -----------    ---------    -----------    ---------
       Change in unrealized appreciation
        (depreciation)...................  $   634,513    $(1,875,677)  $(2,201,442)   $(369,044)   $   146,144    $ 172,780
                                           -----------    -----------   -----------    ---------    -----------    ---------
     Realized and unrealized gains
      (losses)...........................  $   780,222    $(1,798,121)  $(1,218,066)   $(316,810)   $   117,514    $ 171,030
                                           -----------    -----------   -----------    ---------    -----------    ---------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ 1,156,716    $(1,465,227)  $ 1,225,749    $(162,079)   $   111,497    $ 168,882
                                           ===========    ===========   ===========    =========    ===========    =========

                                             SCA9(a)        SCA(a)         SCB(a)        SCC(a)         CS1
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $     1,021    $    25,023   $    69,511    $     897    $    81,522
   Mortality and expense risk charges....         (567)       (18,284)       (9,771)        (299)       (46,801)
   Distribution and administrative
    expense charges......................          (68)        (2,194)       (1,173)         (36)        (5,616)
                                           ---------------------------------------------------------------------
       Net investment income (loss)......  $       386    $     4,545   $    58,567    $     562    $    29,105
                                           ---------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $     7,366    $   463,008   $   126,758    $   6,339    $ 3,682,016
     Cost of investments sold............       (7,130)      (477,352)     (114,777)      (6,105)    (4,078,512)
                                           ---------------------------------------------------------------------
       Net realized gains (losses).......  $       236    $   (14,344)  $    11,981    $     234    $  (396,496)
                                           ---------------------------------------------------------------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $    16,999    $   192,337   $   388,618    $   8,540    $  (849,880)
     Beginning of year...................      --             --            --            --            334,249
                                           ---------------------------------------------------------------------
       Change in unrealized appreciation
        (depreciation)...................  $    16,999    $   192,337   $   388,618    $   8,540    $(1,184,129)
                                           ---------------------------------------------------------------------
     Realized and unrealized gains
      (losses)...........................  $    17,235    $   177,993   $   400,599    $   8,774    $(1,580,625)
                                           ---------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $    17,621    $   182,538   $   459,166    $   9,336    $(1,551,520)
                                           =====================================================================

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 2000 -- continued

                                               CS2            CS3           CS4
                                           Sub-Account    Sub-Account   Sub-Account
                                           ------------  -------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  206,111    $   121,599   $   754,874
   Mortality and expense risk charges....      (21,684)       (20,131)      (52,964)
   Distribution and administrative
    expense charges......................       (2,602)        (2,416)       (6,356)
                                            ----------    -----------   -----------
       Net investment income (loss)......   $  181,825    $    99,052   $   695,554
                                            ----------    -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $1,009,421    $ 1,373,515   $ 4,417,966
     Cost of investments sold............     (977,920)    (1,222,726)   (3,915,712)
                                            ----------    -----------   -----------
       Net realized gains (losses).......   $   31,501    $   150,789   $   502,254
                                            ----------    -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $ (512,167)   $  (353,813)  $(1,516,754)
     Beginning of year...................      283,627        202,317     1,104,711
                                            ----------    -----------   -----------
       Change in unrealized appreciation
       (depreciation)....................   $ (795,794)   $  (556,130)  $(2,621,465)
                                            ----------    -----------   -----------
     Realized and unrealized gains
      (losses)...........................   $ (764,293)   $  (405,341)  $(2,119,211)
                                            ----------    -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $ (582,468)   $  (306,289)  $(1,423,657)
                                            ==========    ===========   ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                                     AIM1                          AIM2                          AIM3
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $   785,573     $  163,990   $  1,180,408    $   663,433   $  1,206,305    $    64,741
  Net realized gains (losses)..........       673,633         82,737      1,467,825        133,152      1,536,787        468,336
  Net unrealized gains (losses)........    (9,510,250)     1,987,730    (18,137,985)     3,381,331    (13,816,844)     4,897,906
                                          -----------     ----------   ------------    -----------   ------------    -----------
      Increase (Decrease) in net assets
       from operations.................   $(8,051,044)    $2,234,457   $(15,489,752)   $ 4,177,916   $(11,073,752)   $ 5,430,983
                                          -----------     ----------   ------------    -----------   ------------    -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $31,058,303     $3,190,508   $ 36,661,995    $ 8,313,278   $ 28,663,612    $ 8,663,899
    Net transfers between Sub-Accounts
     and Fixed Account.................    13,604,340      2,389,362     15,625,077      9,156,077     18,297,743     13,693,105
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................    (1,314,057)      (291,401)    (2,368,765)      (396,819)    (3,198,291)      (634,386)
                                          -----------     ----------   ------------    -----------   ------------    -----------
      Net accumulation activity........   $43,348,586     $5,288,469   $ 49,918,307    $17,072,536   $ 43,763,064    $21,722,618
                                          -----------     ----------   ------------    -----------   ------------    -----------
  Annuitization activity:
    Annuitizations.....................   $     8,612     $   21,703   $     28,010    $    88,023   $     61,885    $    68,415
    Annuity payments...................        (3,302)          (947)       (12,664)        (2,232)        (8,018)          (645)
    Adjustments to annuity reserve.....          (766)        (1,572)        (2,695)        (1,153)          (301)         3,276
                                          -----------     ----------   ------------    -----------   ------------    -----------
      Net annuitization activity.......   $     4,544     $   19,184   $     12,651    $    84,638   $     53,566    $    71,046
                                          -----------     ----------   ------------    -----------   ------------    -----------
  Increase (Decrease) in net assets
   from participant transactions.......   $43,353,130     $5,307,653   $ 49,930,958    $17,157,174   $ 43,816,630    $21,793,664
                                          -----------     ----------   ------------    -----------   ------------    -----------
    Increase (Decrease) in net
     assets............................   $35,302,086     $7,542,110   $ 34,441,206    $21,335,090   $ 32,742,878    $27,224,647
NET ASSETS:
  Beginning of year....................     9,095,776      1,553,666     23,904,295      2,569,205     31,001,123      3,776,476
                                          -----------     ----------   ------------    -----------   ------------    -----------
  End of year..........................   $44,397,862     $9,095,776   $ 58,345,501    $23,904,295   $ 63,744,001    $31,001,123
                                          ===========     ==========   ============    ===========   ============    ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     AIM4                          AL1                           AL2
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........  $  2,944,100    $   511,149   $  6,735,850    $   811,033    $ 6,868,082    $   199,713
  Net realized gains (losses)..........       670,585        532,235        519,311        600,520        432,541        359,230
  Net unrealized gains (losses)........   (18,041,592)     5,018,327    (22,176,090)     4,516,739     (9,622,670)     4,268,060
                                         ------------    -----------   ------------    -----------    -----------    -----------
      Increase (Decrease) in net assets
       from operations.................  $(14,426,907)   $ 6,061,711   $(14,920,929)   $ 5,928,292    $(2,322,047)   $ 4,827,003
                                         ------------    -----------   ------------    -----------    -----------    -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........  $ 36,176,954    $ 4,140,973   $ 37,234,493    $12,748,856    $24,769,595    $ 5,097,716
    Net transfers between Sub-Accounts
     and Fixed Account.................    17,668,359      7,199,126     28,139,390     16,707,964     12,270,564      8,333,556
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................    (2,566,294)      (465,245)    (4,213,160)    (1,047,363)    (2,085,951)      (821,155)
                                         ------------    -----------   ------------    -----------    -----------    -----------
      Net accumulation activity........  $ 51,279,019    $10,874,854   $ 61,160,723    $28,409,457    $34,954,208    $12,610,117
                                         ------------    -----------   ------------    -----------    -----------    -----------
  Annuitization activity:
    Annuitizations.....................  $     84,341    $    87,014   $     86,548    $    85,342    $    12,751    $    99,349
    Annuity payments...................       (18,946)        (5,593)        (9,785)        (1,306)       (16,952)        (6,928)
    Adjustments to annuity reserve.....        (6,829)        (1,819)        (5,278)         2,825         (3,492)        (1,193)
                                         ------------    -----------   ------------    -----------    -----------    -----------
      Net annuitization activity.......  $     58,566    $    79,602   $     71,485    $    86,861    $    (7,693)   $    91,228
                                         ------------    -----------   ------------    -----------    -----------    -----------
  Increase (Decrease) in net assets
   from participant transactions.......  $ 51,337,585    $10,954,456   $ 61,232,208    $28,496,318    $34,946,515    $12,701,345
                                         ------------    -----------   ------------    -----------    -----------    -----------
    Increase (Decrease) in net
     assets............................  $ 36,910,678    $17,016,167   $ 46,311,279    $34,424,610    $32,624,468    $17,528,348
NET ASSETS:
  Beginning of year....................    19,427,405      2,411,238     38,064,112      3,639,502     19,857,026      2,328,678
                                         ------------    -----------   ------------    -----------    -----------    -----------
  End of year..........................  $ 56,338,083    $19,427,405   $ 84,375,391    $38,064,112    $52,481,494    $19,857,026
                                         ============    ===========   ============    ===========    ===========    ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     AL3                           GS1                           GS2
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $ 4,383,078     $  180,135    $ 2,136,762    $   (86,434)    $  145,376     $   (7,437)
  Net realized gains (losses)..........      (475,345)        26,998        468,415        119,138         67,950         (6,104)
  Net unrealized gains (losses)........    (9,459,899)     1,333,109     (9,915,015)     2,855,021       (232,930)       247,190
                                          -----------     ----------    -----------    -----------     ----------     ----------
      Increase (Decrease) in net assets
       from operations.................   $(5,552,166)    $1,540,242    $(7,309,838)   $ 2,887,725     $  (19,604)    $  233,649
                                          -----------     ----------    -----------    -----------     ----------     ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $11,075,818     $2,088,417    $10,836,352    $ 4,819,708     $2,227,941     $  314,158
    Net transfers between Sub-Accounts
     and Fixed Account.................     4,974,408      2,244,048      7,318,315      5,800,687      2,112,089        981,739
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................      (700,045)      (126,620)    (1,379,531)      (346,821)      (141,632)       (33,270)
                                          -----------     ----------    -----------    -----------     ----------     ----------
    Net accumulation activity..........   $15,350,181     $4,205,845    $16,775,136    $10,273,574     $4,198,398     $1,262,627
                                          -----------     ----------    -----------    -----------     ----------     ----------
  Annuitization activity:
    Annuitizations.....................   $    19,389     $   59,038    $    33,683    $    93,264     $  --          $   19,466
    Annuity payments...................        (7,303)          (542)       (14,186)        (5,717)        (1,044)          (750)
    Adjustments to annuity reserve.....          (578)            66           (384)        (2,494)          (312)        (2,307)
                                          -----------     ----------    -----------    -----------     ----------     ----------
      Net annuitization activity.......   $    11,508     $   58,562    $    19,113    $    85,053     $   (1,356)    $   16,409
                                          -----------     ----------    -----------    -----------     ----------     ----------
  Increase (Decrease) in net assets
   from participant transactions.......   $15,361,689     $4,264,407    $16,794,249    $10,358,627     $4,197,042     $1,279,036
                                          -----------     ----------    -----------    -----------     ----------     ----------
    Increase (Decrease) in net
     assets............................   $ 9,809,523     $5,804,649    $ 9,484,411    $13,246,352     $4,177,438     $1,512,685
NET ASSETS:
  Beginning of year....................     6,610,605        805,956     15,575,462      2,329,110      1,795,361        282,676
                                          -----------     ----------    -----------    -----------     ----------     ----------
  End of year..........................   $16,420,128     $6,610,605    $25,059,873    $15,575,462     $5,972,799     $1,795,361
                                          ===========     ==========    ===========    ===========     ==========     ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     GS3                           GS4                           GS5
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $   (31,827)   $   126,862     $  (65,464)    $    8,970    $   521,053     $  183,291
  Net realized gains (losses)..........       812,823        363,935          3,385        (49,105)        14,070         84,670
  Net unrealized gains (losses)........    (3,285,994)     1,670,034       (421,283)       132,039     (1,848,128)       260,708
                                          -----------    -----------     ----------     ----------    -----------     ----------
      Increase (Decrease) in net assets
       from operations.................   $(2,504,998)   $ 2,160,831     $ (483,362)    $   91,904    $(1,313,005)    $  528,669
                                          -----------    -----------     ----------     ----------    -----------     ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $ 7,558,859    $ 4,503,362     $2,094,249     $1,294,500    $ 7,281,280     $  840,435
    Net transfers between Sub-Accounts
     and Fixed Account.................       121,089      8,595,492      1,481,766      2,400,908      2,123,452      1,051,801
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................    (1,614,921)      (498,099)      (557,171)      (203,335)      (292,254)       (37,988)
                                          -----------    -----------     ----------     ----------    -----------     ----------
      Net accumulation activity........   $ 6,065,027    $12,600,755     $3,018,844     $3,492,073    $ 9,112,478     $1,854,248
                                          -----------    -----------     ----------     ----------    -----------     ----------
  Annuitization activity:
    Annuitizations.....................   $    43,880    $    37,472     $  --          $  --         $    34,296     $   20,676
    Annuity payments...................        (9,650)        (2,065)       --             --              (2,659)          (911)
    Adjustments to annuity reserve.....        (1,358)           (43)       --             --                (242)          (674)
                                          -----------    -----------     ----------     ----------    -----------     ----------
      Net annuitization activity.......   $    32,872    $    35,364     $  --          $  --         $    31,395     $   19,091
                                          -----------    -----------     ----------     ----------    -----------     ----------
  Increase (Decrease) in net assets
   from participant transactions.......   $ 6,097,899    $12,636,119     $3,018,844     $3,492,073    $ 9,143,873     $1,873,339
                                          -----------    -----------     ----------     ----------    -----------     ----------
    Increase (Decrease) in net
     assets............................   $ 3,592,901    $14,796,950     $2,535,482     $3,583,977    $ 7,830,868     $2,402,008
NET ASSETS:
  Beginning of year....................    18,016,302      3,219,352      5,432,857      1,848,880      2,727,392        325,384
                                          -----------    -----------     ----------     ----------    -----------     ----------
  End of year..........................   $21,609,203    $18,016,302     $7,968,339     $5,432,857    $10,558,260     $2,727,392
                                          ===========    ===========     ==========     ==========    ===========     ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     JP1                           JP2                           JP3
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $   399,987    $   915,926    $   114,436     $   93,716     $   48,735     $   19,756
  Net realized gains (losses)..........        46,777        171,441         92,785         86,971        100,746            172
  Net unrealized gains (losses)........    (3,058,913)       340,247     (1,452,948)       433,370       (831,853)       336,978
                                          -----------    -----------    -----------     ----------     ----------     ----------
      Increase (Decrease) in net assets
       from operations.................   $(2,612,149)   $ 1,427,614    $(1,245,727)    $  614,057     $ (682,372)    $  356,906
                                          -----------    -----------    -----------     ----------     ----------     ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $ 6,209,282    $ 4,908,483    $ 4,926,786     $1,032,722     $4,533,517     $  556,222
    Net transfers between Sub-Accounts
     and Fixed Account.................     3,569,440      6,352,530      2,730,587      1,243,965      1,184,183        412,896
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................    (1,007,666)      (556,977)      (858,767)       (95,728)      (283,409)       (18,773)
                                          -----------    -----------    -----------     ----------     ----------     ----------
      Net accumulation activity........   $ 8,771,056    $10,704,036    $ 6,798,606     $2,180,959     $5,434,291     $  950,345
                                          -----------    -----------    -----------     ----------     ----------     ----------
  Annuitization activity:
    Annuitizations.....................   $    24,627    $    77,078    $    11,637     $   18,651     $    8,065     $  --
    Annuity payments...................        (5,081)        (1,035)        (2,628)          (844)        (1,022)       --
    Adjustments to annuity reserve.....          (801)           150              8           (700)           (64)       --
                                          -----------    -----------    -----------     ----------     ----------     ----------
      Net annuitization activity.......   $    18,745    $    76,193    $     9,017     $   17,107     $    6,979     $  --
                                          -----------    -----------    -----------     ----------     ----------     ----------
  Increase (Decrease) in net assets
   from participant transactions.......   $ 8,789,801    $10,780,229    $ 6,807,623     $2,198,066     $5,441,270     $  950,345
                                          -----------    -----------    -----------     ----------     ----------     ----------
    Increase (Decrease) in net
     assets............................   $ 6,177,652    $12,207,843    $ 5,561,896     $2,812,123     $4,758,898     $1,307,251
NET ASSETS:
  Beginning of year....................    15,393,690      3,185,847      3,297,539        485,416      1,497,621        190,370
                                          -----------    -----------    -----------     ----------     ----------     ----------
  End of year..........................   $21,571,342    $15,393,690    $ 8,859,435     $3,297,539     $6,256,519     $1,497,621
                                          ===========    ===========    ===========     ==========     ==========     ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     LA1                           CAS                           EGS
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $   (91,391)   $ 1,474,587    $ 2,136,922    $   692,778   $  4,212,255    $   (32,594)
  Net realized gains (losses)..........       118,938        174,451        161,177        224,872      1,369,206        649,409
  Net unrealized gains (losses)........     6,022,173       (189,406)    (7,568,196)     2,228,558    (23,919,181)    10,404,765
                                          -----------    -----------    -----------    -----------   ------------    -----------
      Increase (Decrease) in net assets
       from operations.................   $ 6,049,720    $ 1,459,632    $(5,270,097)   $ 3,146,208   $(18,337,720)   $11,021,580
                                          -----------    -----------    -----------    -----------   ------------    -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $15,511,439    $ 6,119,781    $15,702,930    $ 3,621,357   $ 48,823,812    $ 7,852,516
    Net transfers between Sub-Accounts
     and Fixed Account.................    10,110,590     10,627,992     11,269,256      3,950,702     20,631,668      8,176,327
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................    (2,720,289)      (621,174)    (1,425,528)      (385,338)    (4,288,255)      (925,614)
                                          -----------    -----------    -----------    -----------   ------------    -----------
      Net accumulation activity........   $22,901,740    $16,126,599    $25,546,658    $ 7,186,721   $ 65,167,225    $15,103,229
                                          -----------    -----------    -----------    -----------   ------------    -----------
  Annuitization activity:
    Annuitizations.....................   $     2,748    $   --         $    25,215    $    53,269   $     65,385    $   126,228
    Annuity payments...................          (354)       --              (6,907)        (3,083)       (20,025)        (3,973)
    Adjustments to annuity reserve.....       --             --                (528)        (1,863)       (12,774)         9,690
                                          -----------    -----------    -----------    -----------   ------------    -----------
      Net annuitization activity.......   $     2,394    $   --         $    17,780    $    48,323   $     32,586    $   131,945
                                          -----------    -----------    -----------    -----------   ------------    -----------
  Increase (Decrease) in net assets
   from participant transactions.......   $22,904,134    $16,126,599    $25,564,438    $ 7,235,044   $ 65,199,811    $15,235,174
                                          -----------    -----------    -----------    -----------   ------------    -----------
    Increase (Decrease) in net
     assets............................   $28,953,854    $17,586,231    $20,294,341    $10,381,252   $ 46,862,091    $26,256,754
NET ASSETS:
  Beginning of year....................    20,968,509      3,382,278     15,000,492      4,619,240     31,133,993      4,877,239
                                          -----------    -----------    -----------    -----------   ------------    -----------
  End of year..........................   $49,922,363    $20,968,509    $35,294,833    $15,000,492   $ 77,996,084    $31,133,993
                                          ===========    ===========    ===========    ===========   ============    ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     HYS                           MMS                           UTS
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $ 1,137,982    $   277,362    $   284,637     $  177,344    $ 2,367,957    $   624,780
  Net realized gains (losses)..........      (333,120)       (99,067)       --             --             554,011        155,348
  Net unrealized gains (losses)........    (2,500,086)        40,424        --             --          (1,911,995)     2,521,304
                                          -----------    -----------    -----------     ----------    -----------    -----------
      Increase (Decrease) in net assets
       from operations.................   $(1,695,224)   $   218,719    $   284,637     $  177,344    $ 1,009,973    $ 3,301,432
                                          -----------    -----------    -----------     ----------    -----------    -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $ 9,374,979    $ 3,074,357    $    41,667     $  308,389    $20,151,056    $ 4,077,024
    Net transfers between Sub-Accounts
     and Fixed Account.................     7,367,950      7,484,053         34,423      4,197,928     12,322,768      9,168,485
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................    (1,270,403)      (462,273)    (1,421,442)    (1,455,384)    (1,704,218)      (781,083)
                                          -----------    -----------    -----------     ----------    -----------    -----------
      Net accumulation activity........   $15,472,526    $10,096,137    $(1,345,352)    $3,050,933    $30,769,606    $12,464,426
                                          -----------    -----------    -----------     ----------    -----------    -----------
  Annuitization activity:
    Annuitizations.....................   $    39,001    $    80,858    $   --          $  --         $     2,470    $   179,007
    Annuity payments...................        (9,322)        (4,094)       --             --             (19,395)        (3,339)
    Adjustments to annuity reserve.....        (1,149)          (348)       --             --              (2,599)        (1,085)
                                          -----------    -----------    -----------     ----------    -----------    -----------
      Net annuitization activity.......   $    28,530    $    76,416    $   --          $  --         $   (19,524)   $   174,583
                                          -----------    -----------    -----------     ----------    -----------    -----------
  Increase (Decrease) in net assets
   from participant transactions.......   $15,501,056    $10,172,553    $(1,345,352)    $3,050,933    $30,750,082    $12,639,009
                                          -----------    -----------    -----------     ----------    -----------    -----------
    Increase (Decrease) in net
     assets............................   $13,805,832    $10,391,272    $(1,060,715)    $3,228,277    $31,760,055    $15,940,441
NET ASSETS:
  Beginning of year....................    12,505,265      2,113,993      7,058,196      3,829,919     18,838,189      2,897,748
                                          -----------    -----------    -----------     ----------    -----------    -----------
  End of year..........................   $26,311,097    $12,505,265    $ 5,997,481     $7,058,196    $50,598,244    $18,838,189
                                          ===========    ===========    ===========     ==========    ===========    ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     GSS                           TRS                           MIT
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000          1999(a)         2000          1999(a)
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $   891,479    $   154,206    $   534,976     $   (7,791)   $   891,969     $  (21,203)
  Net realized gains (losses)..........      (234,002)       (71,213)       (10,343)        (4,728)       (42,956)        (3,740)
  Net unrealized gains (losses)........     1,447,379       (269,914)     1,001,505         21,849     (1,033,680)       386,232
                                          -----------    -----------    -----------     ----------    -----------     ----------
      Increase (Decrease) in net assets
       from operations.................   $ 2,104,856    $  (186,921)   $ 1,526,138     $    9,330    $  (184,667)    $  361,289
                                          -----------    -----------    -----------     ----------    -----------     ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $ 7,012,278    $ 3,214,716    $ 7,518,367     $1,944,130    $16,376,271     $3,992,136
    Net transfers between Sub-Accounts
     and Fixed Account.................     1,930,713     10,679,042      3,909,033        749,019      8,459,298      3,540,232
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................    (1,540,703)      (493,591)      (390,889)      (116,117)      (928,927)       (70,811)
                                          -----------    -----------    -----------     ----------    -----------     ----------
      Net accumulation activity........   $ 7,402,288    $13,400,167    $11,036,511     $2,577,032    $23,906,642     $7,461,557
                                          -----------    -----------    -----------     ----------    -----------     ----------
  Annuitization activity:
    Annuitizations.....................   $    48,400    $    26,994    $     2,525     $   79,374    $    14,843     $    4,029
    Annuity payments...................       (10,980)        (4,351)        (8,757)       --              (2,403)          (181)
    Adjustments to annuity reserve.....          (712)          (534)        (1,172)            17           (179)          (182)
                                          -----------    -----------    -----------     ----------    -----------     ----------
      Net annuitization activity.......   $    36,708    $    22,109    $    (7,404)    $   79,391    $    12,261     $    3,666
                                          -----------    -----------    -----------     ----------    -----------     ----------
  Increase (Decrease) in net assets
   from participant transactions.......   $ 7,438,996    $13,422,276    $11,029,107     $2,656,423    $23,918,903     $7,465,223
                                          -----------    -----------    -----------     ----------    -----------     ----------
    Increase (Decrease) in net
     assets............................   $ 9,543,852    $13,235,355    $12,555,245     $2,665,753    $23,734,236     $7,826,512
NET ASSETS:
  Beginning of year....................    14,876,989      1,641,634      2,665,753        --           7,826,512        --
                                          -----------    -----------    -----------     ----------    -----------     ----------
  End of year..........................   $24,420,841    $14,876,989    $15,220,998     $2,665,753    $31,560,748     $7,826,512
                                          ===========    ===========    ===========     ==========    ===========     ==========

(a) For the period May 17, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     NWD                           MIS                           OP1
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000          1999(a)         2000          1999(a)         2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $   396,815     $   (6,392)   $   428,072    $   (20,396)   $   963,088    $   147,083
  Net realized gains (losses)..........       215,420         25,497        312,388         30,718       (742,204)        49,711
  Net unrealized gains (losses)........    (2,535,859)       457,940     (5,551,212)     1,220,338      2,769,954       (317,549)
                                          -----------     ----------    -----------    -----------    -----------    -----------
      Increase (Decrease) in net assets
       from operations.................   $(1,923,624)    $  477,045    $(4,810,752)   $ 1,230,660    $ 2,990,838    $  (120,755)
                                          -----------     ----------    -----------    -----------    -----------    -----------
PARTICIPANT TRANSACTIONS:
  Accumlation activity:
    Purchase payments received.........   $18,552,634     $  720,822    $31,327,517    $ 4,452,860    $ 3,774,159    $ 2,729,165
    Net transfers between Sub-Accounts
     and Fixed Account.................     9,115,142        782,394     15,851,128      2,713,276      6,822,619      6,567,188
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................      (645,011)        (6,830)    (1,655,830)      (187,257)    (1,489,630)      (574,346)
                                          -----------     ----------    -----------    -----------    -----------    -----------
      Net accumulation activity........   $27,022,765     $1,496,386    $45,522,815    $ 6,978,879    $ 9,107,148    $ 8,722,007
                                          -----------     ----------    -----------    -----------    -----------    -----------
  Annuitization activity:
    Annuitizations.....................   $    12,096     $  --         $     2,596    $   133,744    $     6,518    $    11,643
    Annuity payments...................        (1,074)       --             (13,291)          (333)        (1,714)          (586)
    Adjustments to annuity reserve.....           (70)       --               6,812          4,173           (172)           248
                                          -----------     ----------    -----------    -----------    -----------    -----------
      Net annuitization activity.......   $    10,952     $  --         $    (3,883)   $   137,584    $     4,632    $    11,305
                                          -----------     ----------    -----------    -----------    -----------    -----------
  Increase (Decrease) in net assets
   from participant transactions.......   $27,033,717     $1,496,386    $45,518,932    $ 7,116,463    $ 9,111,780    $ 8,733,312
                                          -----------     ----------    -----------    -----------    -----------    -----------
    Increase (Decrease) in net
     assets............................   $25,110,093     $1,973,431    $40,708,180    $ 8,347,123    $12,102,618    $ 8,612,557
NET ASSETS:
  Beginning of year....................     1,973,431        --           8,347,123        --          12,472,113      3,859,556
                                          -----------     ----------    -----------    -----------    -----------    -----------
  End of year..........................   $27,083,524     $1,973,431    $49,055,303    $ 8,347,123    $24,574,731    $12,472,113
                                          ===========     ==========    ===========    ===========    ===========    ===========

(a) For the period May 17, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     OP2                           OP3                           OP4
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $ 1,274,841     $   63,482    $   (51,727)    $  (18,870)    $  214,541     $   (7,226)
  Net realized gains (losses)..........       747,956         15,513        326,336         34,433        (82,048)         1,938
  Net unrealized gains (losses)........       116,351        547,534      1,752,541        (44,591)       198,372         (2,067)
                                          -----------     ----------    -----------     ----------     ----------     ----------
      Increase (Decrease) in net assets
       from operations.................   $ 2,139,148     $  626,529    $ 2,027,150     $  (29,028)    $  330,865     $   (7,355)
                                          -----------     ----------    -----------     ----------     ----------     ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $ 5,258,529     $1,550,529    $ 1,132,415     $  485,930     $  595,244     $1,632,027
    Net transfers between Sub-Accounts
     and Fixed Account.................     4,416,129      1,198,601      4,690,015      1,779,308        589,937        883,782
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................      (808,921)      (132,625)      (377,547)      (129,696)      (178,513)       (31,887)
                                          -----------     ----------    -----------     ----------     ----------     ----------
      Net accumulation activity........   $ 8,865,737     $2,616,505    $ 5,444,883     $2,135,542     $1,006,668     $2,483,922
                                          -----------     ----------    -----------     ----------     ----------     ----------
  Annuitization activity:
    Annuitizations.....................   $     7,730     $   42,401    $     5,045     $   11,596     $  --          $  --
    Annuity payments...................        (5,582)        (2,165)        (1,705)          (845)       --             --
    Adjustments to annuity reserve.....          (986)          (667)          (209)        (1,085)       --             --
                                          -----------     ----------    -----------     ----------     ----------     ----------
      Net annuitization activity.......   $     1,162     $   39,569    $     3,131     $    9,666     $  --          $  --
                                          -----------     ----------    -----------     ----------     ----------     ----------
  Increase (Decrease) in net assets
   from participant transactions.......   $ 8,866,899     $2,656,074    $ 5,448,014     $2,145,208     $1,006,668     $2,483,922
                                          -----------     ----------    -----------     ----------     ----------     ----------
    Increase (Decrease) in net
     assets............................   $11,006,047     $3,282,603    $ 7,475,164     $2,116,180     $1,337,533     $2,476,567
NET ASSETS:
  Beginning of year....................     4,188,186        905,583      2,831,911        715,731      2,477,620          1,053
                                          -----------     ----------    -----------     ----------     ----------     ----------
  End of year..........................   $15,194,233     $4,188,186    $10,307,075     $2,831,911     $3,815,153     $2,477,620
                                          ===========     ==========    ===========     ==========     ==========     ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     SB1                           SB2                           SB3
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........    $  26,417      $   8,032      $  14,426      $  (4,606)    $   201,150     $  265,621
  Net realized gains (losses)..........       13,693          8,199         42,090         21,954         (77,047)       (42,967)
  Net unrealized gains (losses)........       25,473         45,162         18,889         33,353         202,793       (245,059)
                                           ---------      ---------      ---------      ---------     -----------     ----------
      Increase (Decrease) in net assets
       from operations.................    $  65,583      $  61,393      $  75,405      $  50,701     $   326,896     $  (22,405)
                                           ---------      ---------      ---------      ---------     -----------     ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........    $  15,380      $  21,563      $   7,060      $ 119,751     $   192,923     $  186,390
    Net transfers between Sub-Accounts
     and Fixed Account.................       43,755        101,209         59,157        188,767      (1,959,527)     4,084,937
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................       (1,893)       (28,493)      (160,332)       (28,268)       (542,788)      (416,075)
                                           ---------      ---------      ---------      ---------     -----------     ----------
      Net accumulation activity........    $  57,242      $  94,279      $ (94,115)     $ 280,250     $(2,309,392)    $3,855,252
                                           ---------      ---------      ---------      ---------     -----------     ----------
  Annuitization activity:
    Annuitizations.....................    $ --           $ --           $ --           $ --          $   --          $   30,708
    Annuity payments                         --             --             --             --               (1,383)        (1,119)
    Adjustments to annuity reserve.....      --             --             --             --                 (443)          (764)
                                           ---------      ---------      ---------      ---------     -----------     ----------
      Net annuitization activity.......    $ --           $ --           $ --           $ --          $    (1,826)    $   28,825
                                           ---------      ---------      ---------      ---------     -----------     ----------
  Increase (Decrease) in net assets
   from participant transactions.......    $  57,242      $  94,279      $ (94,115)     $ 280,250     $(2,311,218)    $3,884,077
                                           ---------      ---------      ---------      ---------     -----------     ----------
    Increase (Decrease) in net
     assets............................    $ 122,825      $ 155,672      $ (18,710)     $ 330,951     $(1,984,322)    $3,861,672
NET ASSETS:
  Beginning of year....................      386,941        231,269        661,035        330,084       6,773,372      2,911,700
                                           ---------      ---------      ---------      ---------     -----------     ----------
  End of year..........................    $ 509,766      $ 386,941      $ 642,325      $ 661,035     $ 4,789,050     $6,773,372
                                           =========      =========      =========      =========     ===========     ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     SB4                           SCA1                          SCA2
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $    76,277     $   87,064   $    972,990    $   121,386    $ 1,023,077     $  142,200
  Net realized gains (losses)..........        (2,573)        29,816        --             --             (37,447)       (27,836)
  Net unrealized gains (losses)........       184,562       (209,993)       --             --             847,050       (167,158)
                                          -----------     ----------   ------------    -----------    -----------     ----------
      Increase (Decrease) in net assets
       from operations.................   $   258,266     $  (93,113)  $    972,990    $   121,386    $ 1,832,680     $  (52,794)
                                          -----------     ----------   ------------    -----------    -----------     ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $    54,695     $   31,408   $ 45,016,484    $ 9,316,611    $13,890,703     $2,424,622
    Net transfers between Sub-Accounts
     and Fixed Account.................    (1,594,513)     4,100,758    (15,599,348)     2,207,048      6,947,581      5,953,092
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................      (736,675)      (391,898)    (3,563,787)      (299,102)    (1,635,930)      (374,597)
                                          -----------     ----------   ------------    -----------    -----------     ----------
      Net accumulation activity........   $(2,276,493)    $3,740,268   $ 25,853,349    $11,224,557    $19,202,354     $8,003,117
                                          -----------     ----------   ------------    -----------    -----------     ----------
  Annuitization activity:
    Annuitizations.....................   $   --          $   16,929   $     48,025    $   --         $    85,012     $  278,695
    Annuity payments...................          (951)          (401)        (2,652)       --             (54,705)       (10,840)
    Adjustments to annuity reserve.....          (163)          (633)          (360)       --             (10,405)         5,275
                                          -----------     ----------   ------------    -----------    -----------     ----------
      Net annuitization activity.......   $    (1,114)    $   15,895   $     45,013    $   --         $    19,902     $  273,130
                                          -----------     ----------   ------------    -----------    -----------     ----------
  Increase (Decrease) in net assets
   from participant transactions.......   $(2,277,607)    $3,756,163   $ 25,898,362    $11,224,557    $19,222,256     $8,276,247
                                          -----------     ----------   ------------    -----------    -----------     ----------
    Increase (Decrease) in net
     assets............................   $(2,019,341)    $3,663,050   $ 26,871,352    $11,345,943    $21,054,936     $8,223,453
NET ASSETS:
  Beginning of year....................     6,645,982      2,982,932     11,347,946          2,003      8,241,486         18,033
                                          -----------     ----------   ------------    -----------    -----------     ----------
  End of year..........................   $ 4,626,641     $6,645,982   $ 38,219,298    $11,347,946    $29,296,422     $8,241,486
                                          ===========     ==========   ============    ===========    ===========     ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     SCA3                          SCA4                          SCA5
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000           1999           2000          1999(b)         2000          1999(b)
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........   $   376,494     $   61,844    $   332,894     $   (3,062)   $ 2,443,815     $   78,405
  Net realized gains (losses)..........       145,709         (2,410)        77,556          5,981        983,376          3,631
  Net unrealized gains (losses)........       634,513        (70,578)    (1,875,677)       217,754     (2,201,442)       437,614
                                          -----------     ----------    -----------     ----------    -----------     ----------
      Increase (Decrease) in net assets
       from operations.................   $ 1,156,716     $  (11,144)   $(1,465,227)    $  220,673    $ 1,225,749     $  519,650
                                          -----------     ----------    -----------     ----------    -----------     ----------
PARTCIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........   $ 5,229,041     $  407,264    $ 7,075,330     $  278,857    $17,658,818     $  398,676
    Net transfers between Sub-Accounts
     and Fixed Account.................     3,338,950        942,992      4,600,703        863,821     11,652,016      2,064,556
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................      (297,116)       (35,618)      (208,011)       (16,360)      (855,413)       (16,795)
                                          -----------     ----------    -----------     ----------    -----------     ----------
      Net accumulation activity........   $ 8,270,875     $1,314,638    $11,468,022     $1,126,318    $28,455,421     $2,446,437
                                          -----------     ----------    -----------     ----------    -----------     ----------
  Annuitization activity:
    Annuitizations.....................   $     6,522     $    3,427    $    11,083     $  --         $    28,344     $  --
    Annuity payments...................          (993)          (216)          (548)       --              (2,835)       --
    Adjustments to annuity reserve.....        (7,420)         7,216           (268)       --                 (71)       --
                                          -----------     ----------    -----------     ----------    -----------     ----------
      Net annuitization activity.......   $    (1,891)    $   10,427    $    10,267     $  --         $    25,438     $  --
                                          -----------     ----------    -----------     ----------    -----------     ----------
  Increase (Decrease) in net assets
   from participant transactions.......   $ 8,268,984     $1,325,065    $11,478,289     $1,126,318    $28,480,859     $2,446,437
                                          -----------     ----------    -----------     ----------    -----------     ----------
    Increase (Decrease) in net
     assets............................   $ 9,425,700     $1,313,921    $10,013,062     $1,346,991    $29,706,608     $2,966,087
NET ASSETS:
  Beginning of year....................     1,321,017          7,096      1,346,991        --           2,966,087        --
                                          -----------     ----------    -----------     ----------    -----------     ----------
  End of year..........................   $10,746,717     $1,321,017    $11,360,053     $1,346,991    $32,672,695     $2,966,087
                                          ===========     ==========    ===========     ==========    ===========     ==========

(b) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     SCA6                  SCA7           SCA8           SCA9            SCA
                                                 Sub-Account            Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                         ----------------------------  -------------  -------------  -------------  -------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             2000          1999(b)        2000(c)        2000(c)        2000(c)        2000(c)
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........    $  154,731     $    (405)    $    (6,017)    $   (2,148)    $     386      $    4,545
  Net realized gains (losses)..........        52,234           897         (28,630)        (1,750)          236         (14,344)
  Net unrealized gains (losses)........      (369,044)       53,913         146,144        172,780        16,999         192,337
                                           ----------     ---------     -----------     ----------     ---------      ----------
      Increase (Decrease) in net assets
       from operations.................    $ (162,079)    $  54,405     $   111,497     $  168,882     $  17,621      $  182,538
                                           ----------     ---------     -----------     ----------     ---------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........    $1,369,989     $  41,486     $ 7,416,698     $1,339,374     $ 253,573      $3,629,640
    Net transfers between Sub-Accounts
     and Fixed Account.................       848,724       406,855       3,165,118        989,209        43,923       2,276,395
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................      (133,128)       (1,944)        (63,091)       (36,479)       (3,203)        (33,619)
                                           ----------     ---------     -----------     ----------     ---------      ----------
      Net accumulation activity........    $2,085,585     $ 446,397     $10,518,725     $2,292,104     $ 294,293      $5,872,416
                                           ----------     ---------     -----------     ----------     ---------      ----------
  Annuitization activity:
    Annuitizations.....................    $   17,422     $ --          $     9,727     $  --          $ --           $  --
    Annuity payments...................        (1,759)      --                 (258)       --            --              --
    Adjustments to annuity reserve.....        (5,547)        5,356          (9,527)       --            --              --
                                           ----------     ---------     -----------     ----------     ---------      ----------
      Net annuitization activity.......    $   10,116     $   5,356     $       (58)    $  --          $ --           $  --
                                           ----------     ---------     -----------     ----------     ---------      ----------
  Increase (Decrease) in net assets
   from participant transactions.......    $2,095,701     $ 451,753     $10,518,667     $2,292,104     $ 294,293      $5,872,416
                                           ----------     ---------     -----------     ----------     ---------      ----------
    Increase (Decrease) in net
     assets............................    $1,933,622     $ 506,158     $10,630,164     $2,460,986     $ 311,914      $6,054,954
NET ASSETS:
  Beginning of year....................       506,158       --              --             --            --              --
                                           ----------     ---------     -----------     ----------     ---------      ----------
  End of year..........................    $2,439,780     $ 506,158     $10,630,164     $2,460,986     $ 311,914      $6,054,954
                                           ==========     =========     ===========     ==========     =========      ==========

(b) For the period September 13, 1999 (commencement of operations) through December 31, 1999.
(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                              SCB            SCC                   CS1                           CS2
                                          Sub-Account    Sub-Account           Sub-Account                   Sub-Account
                                         -------------  -------------  ----------------------------  ----------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2000)(c)        2000(c)         2000           1999           2000           1999
                                         -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).........    $   58,567     $     562     $    29,105     $   74,390     $  181,825     $    1,885
  Net realized gains (losses)..........        11,981           234        (396,496)        82,122         31,501        126,813
  Net unrealized gains (losses)........       388,618         8,540      (1,184,129)       337,601       (795,794)       285,485
                                           ----------     ---------     -----------     ----------     ----------     ----------
      Increase (Decrease) in net assets
       from operations.................    $  459,166     $   9,336     $(1,551,520)    $  494,113     $ (582,468)    $  414,183
                                           ----------     ---------     -----------     ----------     ----------     ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........    $1,609,526     $  99,296     $ 1,268,928     $  444,605     $  242,397     $  260,046
    Net transfers between Sub-Accounts
     and Fixed Account.................     1,487,413        14,721         332,198      1,127,692      1,112,791        446,267
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................       (20,946)       (3,204)       (167,172)       (34,519)      (433,135)       (77,459)
                                           ----------     ---------     -----------     ----------     ----------     ----------
      Net accumulation activity........    $3,075,993     $ 110,813     $ 1,433,954     $1,537,778     $  922,053     $  628,854
                                           ----------     ---------     -----------     ----------     ----------     ----------
  Annuitization activity:
    Annuitizations.....................    $  --          $ --          $    10,997     $   17,475     $    1,912     $  --
    Annuity payments...................       --            --               (2,423)          (925)          (142)       --
    Adjustments to annuity reserve.....       --            --               10,031        (10,499)           (15)       --
                                           ----------     ---------     -----------     ----------     ----------     ----------
      Net annuitization activity.......    $  --          $ --          $    18,605     $    6,051     $    1,755     $  --
                                           ----------     ---------     -----------     ----------     ----------     ----------
  Increase (Decrease) in net assets
   from participant transactions.......    $3,075,993     $ 110,813     $ 1,452,559     $1,543,829     $  923,808     $  628,854
                                           ----------     ---------     -----------     ----------     ----------     ----------
    Increase (Decrease) in net
     assets............................    $3,535,159     $ 120,149     $   (98,961)    $2,037,942     $  341,340     $1,043,037
NET ASSETS:
  Beginning of year....................       --            --            2,202,769        164,827      1,208,689        165,652
                                           ----------     ---------     -----------     ----------     ----------     ----------
  End of year..........................    $3,535,159     $ 120,149     $ 2,103,808     $2,202,769     $1,550,029     $1,208,689
                                           ==========     =========     ===========     ==========     ==========     ==========

(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      CS3                           CS4
                                                  Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,
                                              2000           1999           2000           1999
                                          -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)..........    $  99,052      $  (3,389)    $   695,554     $   83,413
  Net realized gains (losses)...........      150,789          6,481         502,254         57,255
  Net unrealized gains (losses).........     (556,130)       194,879      (2,621,465)     1,075,180
                                            ---------      ---------     -----------     ----------
      Increase (Decrease) in net assets
       from operations..................    $(306,289)     $ 197,971     $(1,423,657)    $1,215,848
                                            ---------      ---------     -----------     ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........    $ 171,127      $ 118,924     $ 1,036,028     $  528,621
    Net transfers between Sub-Accounts
     and Fixed Account..................      397,621        322,835         322,289      1,685,706
    Withdrawals, surrenders,
     annuitizations
     and contract charges...............      (69,054)       (36,788)       (292,820)       (56,865)
                                            ---------      ---------     -----------     ----------
      Net accumulation activity.........    $ 499,694      $ 404,971     $ 1,065,497     $2,157,462
                                            ---------      ---------     -----------     ----------
  Annuitization activity:
    Annuitizations......................    $   3,388      $  18,900     $     5,762     $  --
    Annuity payments....................       (2,010)          (794)           (345)       --
    Adjustments to annuity reserve......        5,529         (7,889)           (142)       --
                                            ---------      ---------     -----------     ----------
      Net annuitization activity........    $   6,907      $  10,217     $     5,275     $  --
                                            ---------      ---------     -----------     ----------
  Increase (Decrease) in net assets from
   participant transactions.............    $ 506,601      $ 415,188     $ 1,070,772     $2,157,462
                                            ---------      ---------     -----------     ----------
    Increase (Decrease) in net assets...    $ 200,312      $ 613,159     $  (352,885)    $3,373,310
NET ASSETS:
  Beginning of year.....................      750,106        136,947       3,744,591        371,281
                                            ---------      ---------     -----------     ----------
  End of year...........................    $ 950,418      $ 750,106     $ 3,391,706     $3,744,591
                                            =========      =========     ===========     ==========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") is a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts (collectively, the "Contracts") and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. With respect to the Futurity contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, Salomon Brothers Variable Series Funds, Inc. and Credit Suisse Institutional (formerly Warburg Pincus Trust). With respect to the Futurity II contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Credit Suisse Institutional (formerly Warburg Pincus Trust). With respect to the Futurity Focus contracts, the Funds are: AIM Variable Insurance Funds, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Credit Suisse Institutional (formerly Warburg Pincus Trust). With respect to the Futurity Accolade contracts, the Funds are: AIM Variable Insurance Funds, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Sun Capital Advisers Trust. With respects to the Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts , the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust and Sun Capital Advisers Trust (collectively, "the Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(2) SIGNIFICANT ACCOUNTING POLICIES -- continued
INVESTMENT VALUATIONS

Investments in shares of the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

                                                              Level 1    Level 2    Level 3    Level 4    Level 5    Level 6
                                                              --------   --------   --------   --------   --------   --------

Futurity contracts..........................................    1.25%      --         --         --         --         --
Futurity II contracts.......................................    1.25%      --         --         --         --         --
Futurity Focus contracts....................................    1.00%      --         --         --         --         --
Futurity Accolade contracts.................................    1.30%      1.45%      1.55%      1.70%      --         --
Futurity Focus II contracts.................................    1.00%      1.15%      1.25%      1.40%      1.50%      1.65%
Futurity III contracts......................................     .85%      1.00%      1.10%      1.15%      1.25%      1.40%
Futurity Select Four contracts..............................     .95%      1.10%      1.20%      1.35%      1.45%      1.60%

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(3) CONTRACT CHARGES -- continued
Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts and Futurity Select Four contracts or 2% of the participant's account value in Account Years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II and Futurity Select Four Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983a Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity, Futurity II, Futurity Focus and Futurity Accolade products and the 2000 Individual Annuitant Mortality Table A and an assumed interest rate of 3% per year for Futurity Focus II, Futurity III and Futurity Select Four products. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY CONTRACTS:
AIM1.................      227,735        141,292           8,489          37,449          111,001         68,417
AIM2.................      442,430        204,502           5,446          28,920          153,308        219,720
AIM3.................      799,385        332,662           7,803          43,138          (12,559)       451,578
AIM4.................      458,813        216,812          13,916          22,277           87,956        238,494
AL1..................      755,329        285,990           8,665          96,119          (31,717)       424,506
AL2..................      434,832        194,995           3,074          37,009           33,589        249,731
AL3..................      182,220         77,472             366          12,426           24,750         96,080
GS1..................      423,081        210,952          14,526          34,405           42,782        194,122
GS2..................       80,363         31,476              31             556           85,316         51,143
GS3..................      575,303        282,488          18,929          25,986          (48,165)       289,621
GS4..................      301,072        199,770          19,737          10,206           32,013        109,158
GS5..................       62,975         30,394             509           2,948           10,375         31,634
JP1..................      568,955        293,787          16,814          83,392          (33,312)       220,364
JP2..................      105,324         52,419           1,055           9,614          (11,502)        50,228
JP3..................       41,135         22,655           1,384           8,150           12,118         11,780
LA1..................      681,170        333,805          10,728          61,424           34,469        328,125
CAS..................      490,436        403,733           5,680          35,843          138,102         74,342
EGS..................      644,429        397,132          13,640          60,135          114,453        231,410
HYS..................      581,114        217,924           9,259          27,858          (72,998)       363,603
MMS..................      663,091        371,404           3,825          29,531            3,095        399,896
UTS..................      762,245        278,221           8,900          49,525           28,889        482,058
GSS..................      635,712        150,350          15,669          31,435         (120,128)       482,313
OP1..................      770,005        363,748          21,991          45,042         (129,797)       407,891
OP2..................      208,499         93,160          18,749          19,463          114,185        104,339
OP3..................      235,529         86,567           2,269          11,061           (4,570)       152,550
SB1..................       29,639         21,329           1,164           1,994            2,811          8,915
SB2..................       58,715         32,282             588          11,451            4,368         17,512
SB3..................      649,260        277,473          18,348          17,918         (183,414)       394,310
SB4..................      657,323        293,921           5,329           4,406         (160,912)       398,605
CS1..................       68,070         22,480             509           9,591          (21,037)        37,994
CS2..................       52,931         18,253              19           5,461           10,694         36,942
CS3..................       21,318         14,715              46           4,811            8,400          5,081
CS4..................      153,457         41,843             607           2,953          (65,210)       114,098


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY CONTRACTS:
AIM1.................     (23,659)        (19,423)         323,566         227,735
AIM2.................     (37,740)        (10,712)         563,444         442,430
AIM3.................     (63,252)        (27,993)         731,377         799,385
AIM4.................     (42,824)        (18,770)         517,861         458,813
AL1..................     (57,387)        (51,286)         674,890         755,329
AL2..................     (34,969)        (46,903)         436,526         434,832
AL3..................      (7,748)         (3,758)         199,588         182,220
GS1..................     (37,045)        (16,398)         443,344         423,081
GS2..................      (2,974)         (2,812)         162,736          80,363
GS3..................     (70,403)        (22,792)         475,664         575,303
GS4..................     (37,020)        (18,062)         315,802         301,072
GS5..................      (2,796)         (2,001)          71,063          62,975
JP1..................     (35,077)        (28,588)         517,380         568,955
JP2..................      (7,038)         (6,937)          87,839         105,324
JP3..................      (5,887)         (1,450)          48,750          41,135
LA1..................     (86,608)        (42,184)         639,759         681,170
CAS..................     (37,125)        (23,482)         597,093         490,436
EGS..................     (79,563)        (44,248)         692,959         644,429
HYS..................     (49,694)        (28,271)         467,681         581,114
MMS..................    (130,755)       (137,740)         539,256         663,091
UTS..................     (43,176)        (47,559)         756,858         762,245
GSS..................     (45,950)        (28,386)         485,303         635,712
OP1..................     (46,857)        (46,676)         615,342         770,005
OP2..................     (28,077)         (8,463)         313,356         208,499
OP3..................      (8,866)        (14,649)         224,362         235,529
SB1..................        (128)         (2,599)          33,486          29,639
SB2..................     (13,471)         (2,530)          50,200          58,715
SB3..................     (51,218)        (40,441)         432,976         649,260
SB4..................     (72,190)        (39,609)         429,550         657,323
CS1..................      (6,038)         (1,995)          41,504          68,070
CS2..................     (16,745)         (7,725)          46,899          52,931
CS3..................      (2,890)         (3,289)          26,874          21,318
CS4..................      (9,616)         (5,437)          79,238         153,457

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY II CONTRACTS:
AIM1.................      299,649           100          325,562         181,039          419,029        123,465
AIM2.................      997,502         1,049          650,441         538,285          798,659        482,701
AIM3.................    1,213,444         1,704          498,095         573,115          942,101        656,563
AIM4.................      659,564         2,553          633,468         277,892          985,180        405,813
AL1..................    1,620,151         2,044          735,821         798,097        1,117,452        841,456
AL2..................      755,933         1,785          447,529         330,958          556,469        441,029
AL3..................      221,946           100          193,715         134,245          224,668         93,499
GS1..................      610,853           786          188,856         340,043          358,085        282,453
GS2..................       71,821           100           48,614          26,340           80,871         46,936
GS3..................      714,634         2,341          248,186         322,630           27,940        417,400
GS4..................      202,285           100           48,825          78,401           78,358        126,524
GS5..................      119,879           578          141,902          58,284          115,211         62,982
JP1..................      625,004           474          194,941         315,983          246,181        321,619
JP2..................      118,543           100          105,655          57,728          184,396         63,482
JP3..................       57,635           100           80,203          39,434           73,916         18,564
LA1..................      982,146         1,763          268,994         389,191          676,017        607,156
CAS..................      500,296         2,367          209,319         251,500          491,508        255,332
EGS..................      804,467         3,662          699,417         455,194          794,145        370,763
HYS..................      554,000           729          159,538         199,927          661,073        365,635
UTS..................      552,461           821          395,763         237,960          632,921        334,919
GSS..................      807,566         1,027          177,842         236,734          326,815        591,096
TRS (a)..............      211,045        --              190,114         145,867          319,325         76,462
MIT (a)..............      629,184        --              438,091         274,552          670,537        361,529
NWD (a)..............       99,212        --              285,208          31,539          311,865         67,961
MIS (a)..............      554,180        --              637,658         314,530          904,961        250,304
OP1..................      388,617         1,517          137,068         196,083          937,955        198,204
OP2..................      108,852           150          110,320          95,779          205,341         17,112
OP3..................       88,598           100           45,717          36,287          368,233         54,017
OP4..................      196,817           100           34,992         120,357           55,964         78,975
SCA1.................      699,550           200          783,675         516,555          156,923        220,638
SCA2.................      768,145         1,806          267,755         212,361          621,718        603,561
SCA3.................      131,848           705           45,643          40,953          208,058         98,307
SCA4 (b).............       96,820        --               90,923          14,166          159,588         84,139
SCA5 (b).............      217,115        --              172,265          17,823          483,900        202,111
SCA6 (b).............       43,869        --               34,739           3,004           70,707         41,050
SCA7 (c).............      --             --               24,270          --               23,298         --
SCA8 (c).............      --             --                3,935          --               58,676         --
CS1..................       67,177           100           71,296          24,172              816         44,318
CS2..................       29,939           100           14,645          17,409           47,671         12,438
CS3..................       22,526           100            8,200           5,483           11,245         17,472
CS4..................       79,878           100           51,645          41,639           37,441         39,443


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY II CONTRACTS
AIM1.................     (31,976)         (4,955)       1,012,264         299,649
AIM2.................     (81,829)        (24,533)       2,364,773         997,502
AIM3.................    (129,827)        (17,938)       2,523,813       1,213,444
AIM4.................     (95,653)        (26,694)       2,182,559         659,564
AL1..................    (187,819)        (21,446)       3,285,605       1,620,151
AL2..................     (70,919)        (17,839)       1,689,012         755,933
AL3..................     (30,960)         (5,898)         609,369         221,946
GS1..................     (53,851)        (12,429)       1,103,943         610,853
GS2..................      (5,113)         (1,555)         196,193          71,821
GS3..................     (42,740)        (27,737)         948,020         714,634
GS4..................     (16,958)         (2,740)         312,510         202,285
GS5..................     (13,724)         (1,965)         363,268         119,879
JP1..................     (42,424)        (13,072)       1,023,702         625,004
JP2..................     (38,712)         (2,767)         369,882         118,543
JP3..................      (7,416)           (463)         204,338          57,635
LA1..................    (118,859)        (15,964)       1,808,298         982,146
CAS..................     (45,319)         (8,903)       1,155,804         500,296
EGS..................    (110,737)        (25,152)       2,187,292         804,467
HYS..................     (59,441)        (12,291)       1,315,170         554,000
UTS..................     (56,838)        (21,239)       1,524,307         552,461
GSS..................     (84,953)        (21,291)       1,227,270         807,566
TRS (a)..............     (24,991)        (11,284)         695,493         211,045
MIT (a)..............     (61,878)         (6,897)       1,675,934         629,184
NWD (a)..............     (24,877)           (288)         671,408          99,212
MIS (a)..............    (101,249)        (10,654)       1,995,550         554,180
OP1..................     (74,605)         (7,187)       1,389,035         388,617
OP2..................     (26,069)         (4,189)         398,444         108,852
OP3..................     (24,658)         (1,806)         477,890          88,598
OP4..................     (12,398)         (2,615)         275,375         196,817
SCA1.................    (280,157)        (37,843)       1,359,991         699,550
SCA2.................    (105,094)        (49,583)       1,552,524         768,145
SCA3.................     (13,047)         (8,117)         372,502         131,848
SCA4 (b).............      (8,064)         (1,485)         339,267          96,820
SCA5 (b).............     (32,750)         (2,819)         840,530         217,115
SCA6 (b).............      (9,502)           (185)         139,813          43,869
SCA7 (c).............      (1,318)         --               46,250         --
SCA8 (c).............      (1,105)         --               61,506         --
CS1..................      (6,186)         (1,413)         133,103          67,177
CS2..................      (2,790)             (8)          89,465          29,939
CS3..................        (993)           (529)          40,978          22,526
CS4..................      (8,886)         (1,304)         160,078          79,878

(a) For the period May 17, 1999 (commencement of operations) through December 31, 1999.
(b) For the period September 13, 1999 (commencement of operations) through December 31, 1999.
(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY FOCUS CONTRACTS:
AIM1 (a).............      13,617          --              52,911          13,472            4,571            181
AIM2 (a).............      35,873          --              82,605          34,933            2,360          1,199
AIM3 (a).............      54,107          --              79,759          60,253             (185)         2,227
AIM4 (a).............      25,337          --              73,760          26,210           19,048           (398)
AL1 (a)..............      38,842          --              79,097          44,079            9,553          2,632
AL2 (a)..............      32,436          --              59,128          34,264           13,157           (404)
AL3 (a)..............       9,175          --              35,221           9,602            6,745           (382)
GS1 (a)..............       4,085          --              13,751           4,016            2,541             76
GS2 (a)..............       1,112          --               9,495           1,112              (61)        --
GS3 (a)..............      20,598          --              14,187          20,053            4,676            950
GS4 (a)..............      29,257          --               3,328          29,333            2,024         --
GS5 (a)..............       8,621          --              37,306           7,451            4,252          1,193
JP1 (a)..............      18,690          --              15,946          24,288           (7,984)           676
JP2 (a)..............      12,234          --              30,817          12,279           22,246             29
JP3 (a)..............       2,709          --               8,171           2,178            1,026            541
LA1 (b)..............      40,278          --              67,338          38,221           (3,216)         3,486
CAS (a)..............      23,051          --              29,001          21,046            9,715          2,087
EGS (a)..............      41,308          --              61,070          46,092            5,001          1,755
HYS (a)..............      21,929          --              42,591          25,654           15,512          1,092
UTS (a)..............      20,685          --              49,434          21,976            6,480            121
GSS (a)..............      42,930          --              25,921          48,404          (17,094)        (5,086)
TRS (b)..............       8,841          --              32,274           8,393            8,050            489
MIT (b)..............      74,478          --              42,780          74,974            7,003          1,759
NWD (b)..............       7,128          --              27,889           7,662            1,739           (525)
MIS (b)..............      29,925          --              72,653          34,173           14,638          1,363
OP1 (a)..............       7,388          --              40,802          10,772           13,715         (3,121)
OP2 (a)..............       6,976          --              16,914          10,112           (2,572)        (2,840)
OP3 (a)..............       3,882          --               5,715           3,882            5,445         --
OP4 (a)..............       5,669          --               4,504           4,578              324          1,122
SCA1 (a).............      41,528          --             226,012         252,106         (126,759)         9,073
SCA2 (a).............      34,584          --             120,843          34,864          (11,131)           796
SCA3 (a).............       2,642          --               6,272           2,727            4,646            289
SCA4 (c).............       1,940          --               8,968             319            1,384          1,839
SCA5 (c).............       2,350          --              33,825             100            7,478          2,630
SCA6 (c).............       1,253          --               3,214             578            4,192            675
SCA7 (d).............      --              --                 100          --                  919         --
SCA8 (d).............      --              --                 100          --                1,214         --
CS1 (a)..............       1,472          --              --                 989              852            483
CS2 (a)..............         861          --               1,426             100           19,798            761
CS3 (a)..............         100          --                 596             100              593         --
CS4 (a)..............         194          --               3,507             123              135             71


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY FOCUS CONTRA
AIM1 (a).............      (5,463)            (36)         65,636          13,617
AIM2 (a).............     (10,900)           (259)        109,938          35,873
AIM3 (a).............      (6,080)         (8,373)        127,601          54,107
AIM4 (a).............     (10,817)           (475)        107,328          25,337
AL1 (a)..............      (7,345)         (7,869)        120,147          38,842
AL2 (a)..............      (4,664)         (1,424)        100,057          32,436
AL3 (a)..............      (1,838)            (45)         49,303           9,175
GS1 (a)..............      (1,023)             (7)         19,354           4,085
GS2 (a)..............        (337)         --              10,209           1,112
GS3 (a)..............      (2,818)           (405)         36,643          20,598
GS4 (a)..............      (1,091)            (76)         33,518          29,257
GS5 (a)..............      (2,859)            (23)         47,320           8,621
JP1 (a)..............      (2,672)         (6,274)         23,980          18,690
JP2 (a)..............     (20,390)            (74)         44,907          12,234
JP3 (a)..............      (1,919)            (10)          9,987           2,709
LA1 (b)..............      (5,291)         (1,429)         99,109          40,278
CAS (a)..............      (4,046)            (82)         57,721          23,051
EGS (a)..............      (6,672)         (6,539)        100,707          41,308
HYS (a)..............      (3,263)         (4,817)         76,769          21,929
UTS (a)..............      (3,609)         (1,412)         72,990          20,685
GSS (a)..............      (2,702)           (388)         49,055          42,930
TRS (b)..............        (426)            (41)         48,739           8,841
MIT (b)..............      (4,484)         (2,255)        119,777          74,478
NWD (b)..............      (1,613)             (9)         35,143           7,128
MIS (b)..............      (2,868)         (5,611)        114,348          29,925
OP1 (a)..............      (7,303)           (263)         54,602           7,388
OP2 (a)..............        (732)           (296)         20,586           6,976
OP3 (a)..............        (741)         --              14,301           3,882
OP4 (a)..............      (2,763)            (31)          7,734           5,669
SCA1 (a).............     (22,354)       (219,651)        118,427          41,528
SCA2 (a).............     (25,006)         (1,076)        119,290          34,584
SCA3 (a).............      (3,396)           (374)         10,164           2,642
SCA4 (c).............      (2,221)           (218)         10,071           1,940
SCA5 (c).............      (1,800)           (380)         41,853           2,350
SCA6 (c).............      (1,920)         --               6,739           1,253
SCA7 (d).............        (100)         --                 919          --
SCA8 (d).............        (100)         --               1,214          --
CS1 (a)..............        (152)         --               2,172           1,472
CS2 (a)..............     (17,277)         --               4,808             861
CS3 (a)..............        (259)         --               1,030             100
CS4 (a)..............        (172)         --               3,664             194

(a) For the period May 15, 1999 (commencement of operations) through December 31, 1999.
(b) For the period May 17, 1999 (commencement of operations) through December 31, 1999.
(c) For the period September 13, 1999 (commencement of operations) through December 31, 1999.
(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY ACCOLADE CONTRACTS:
AIM1 - Lvl 1 (a).....      27,793          --              384,905         28,060           (41,629)          (36)
AIM1 - Lvl 2 (b).....      --              --              370,328         --               194,121        --
AIM1 - Lvl 3 (b).....      --              --              447,558         --                 3,892        --
AIM1 - Lvl 4 (b).....      --              --               52,208         --                52,272        --
AIM2 - Lvl 1 (a).....      71,866          --              498,034         71,949          (182,933)          184
AIM2 - Lvl 2 (b).....      --              --              382,186         --               208,132        --
AIM2 - Lvl 3 (b).....      --              --              460,124         --                 3,685        --
AIM2 - Lvl 4 (b).....      --              --              132,342         --                 6,212        --
AIM3 - Lvl 1 (a).....      41,234          --              461,456         41,491          (163,898)           64
AIM3 - Lvl 2 (b).....      --              --              177,373         --               262,332        --
AIM3 - Lvl 3 (b).....      --              --              316,038         --                23,698        --
AIM3 - Lvl 4 (b).....      --              --              138,295         --                 3,956        --
AIM4 - Lvl 1 (a).....      40,021          --              687,396         40,241          (184,631)         (216)
AIM4 - Lvl 2 (b).....      --              --              425,530         --               230,625        --
AIM4 - Lvl 3 (b).....      --              --              433,543         --                25,592        --
AIM4 - Lvl 4 (b).....      --              --               75,964         --                 5,011        --
AL1 - Lvl 1 (a)......      77,992          --              616,352         78,117          (155,985)          248
AL1 - Lvl 2 (b)......      --              --              404,623         --               347,868        --
AL1 - Lvl 3 (b)......      --              --              291,051         --                47,170        --
AL1 - Lvl 4 (b)......      --              --              169,010         --                 5,533        --
AL2 - Lvl 1 (a)......      25,358          --              320,967         25,632           (20,799)           82
AL2 - Lvl 2 (b)......      --              --              208,371         --               127,872        --
AL2 - Lvl 3 (b)......      --              --              278,686         --                17,972        --
AL2 - Lvl 4 (b)......      --              --               27,130         --                 8,366        --
AL3 - Lvl 1 (a)......      12,969          --              213,864         12,969           (80,683)            7
AL3 - Lvl 2 (b)......      --              --              183,429         --               124,559        --
AL3 - Lvl 3 (b)......      --              --               89,777         --                17,026        --
AL3 - Lvl 4 (b)......      --              --               26,419         --                 4,723        --
GS1 - Lvl 1 (a)......      17,289          --              193,553         17,566           (58,585)          (22)
GS1 - Lvl 2 (b)......      --              --              148,660         --                80,821        --
GS1 - Lvl 3 (b)......      --              --              165,022         --                 8,952        --
GS1 - Lvl 4 (b)......      --              --               11,093         --                52,709        --
GS2 - Lvl 1 (a)......       1,775          --               39,050          1,535            (8,288)          244
GS2 - Lvl 2 (b)......      --              --               24,322         --                19,929        --
GS2 - Lvl 3 (b)......      --              --               21,574         --                 1,558        --
GS2 - Lvl 4 (b)......      --              --                4,276         --                 1,673        --
GS3 - Lvl 1 (a)......      23,427          --              158,688         23,176           (74,744)          253
GS3 - Lvl 2 (b)......      --              --               61,628         --                80,676        --
GS3 - Lvl 3 (b)......      --              --               35,238         --                 1,146        --
GS3 - Lvl 4 (b)......      --              --                5,318         --                 2,541        --
GS4 - Lvl 1 (a)......       5,354          --               63,907          5,354             5,242        --
GS4 - Lvl 2 (b)......      --              --               25,748         --                17,777        --
GS4 - Lvl 3 (b)......      --              --               18,983         --                   316        --
GS4 - Lvl 4 (b)......      --              --                  737         --                 1,623        --
GS5 - Lvl 1 (a)......       6,582          --              153,971          6,485           (27,589)          236
GS5 - Lvl 2 (b)......      --              --               82,089         --                48,390        --
GS5 - Lvl 3 (b)......      --              --               70,078         --                    54        --
GS5 - Lvl 4 (b)......      --              --               14,422         --                   634        --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY ACCOLADE CON
AIM1 - Lvl 1 (a).....      (6,805)         (231)          364,264          27,793
AIM1 - Lvl 2 (b).....     (14,439)        --              550,010          --
AIM1 - Lvl 3 (b).....      (8,825)        --              442,625          --
AIM1 - Lvl 4 (b).....        (298)        --              104,182          --
AIM2 - Lvl 1 (a).....     (12,789)         (267)          374,178          71,866
AIM2 - Lvl 2 (b).....      (8,810)        --              581,508          --
AIM2 - Lvl 3 (b).....      (7,812)        --              455,997          --
AIM2 - Lvl 4 (b).....      (7,130)        --              131,424          --
AIM3 - Lvl 1 (a).....      (8,827)         (321)          329,965          41,234
AIM3 - Lvl 2 (b).....     (10,946)        --              428,759          --
AIM3 - Lvl 3 (b).....      (7,478)        --              332,258          --
AIM3 - Lvl 4 (b).....      (7,322)        --              134,929          --
AIM4 - Lvl 1 (a).....     (25,395)           (4)          517,391          40,021
AIM4 - Lvl 2 (b).....     (20,084)        --              636,071          --
AIM4 - Lvl 3 (b).....      (2,439)        --              456,696          --
AIM4 - Lvl 4 (b).....        (487)        --               80,488          --
AL1 - Lvl 1 (a)......      (9,235)         (373)          529,124          77,992
AL1 - Lvl 2 (b)......     (17,976)        --              734,515          --
AL1 - Lvl 3 (b)......      (5,783)        --              332,438          --
AL1 - Lvl 4 (b)......      (1,643)        --              172,900          --
AL2 - Lvl 1 (a)......     (12,772)         (356)          312,754          25,358
AL2 - Lvl 2 (b)......      (8,930)        --              327,313          --
AL2 - Lvl 3 (b)......      (2,732)        --              293,926          --
AL2 - Lvl 4 (b)......        (201)        --               35,295          --
AL3 - Lvl 1 (a)......      (6,669)           (7)          139,481          12,969
AL3 - Lvl 2 (b)......      (5,977)        --              302,011          --
AL3 - Lvl 3 (b)......      (1,969)        --              104,834          --
AL3 - Lvl 4 (b)......        (302)        --               30,840          --
GS1 - Lvl 1 (a)......      (2,780)         (255)          149,477          17,289
GS1 - Lvl 2 (b)......      (3,217)        --              226,264          --
GS1 - Lvl 3 (b)......      (2,787)        --              171,187          --
GS1 - Lvl 4 (b)......        (255)        --               63,547          --
GS2 - Lvl 1 (a)......      (2,361)           (4)           30,176           1,775
GS2 - Lvl 2 (b)......        (733)        --               43,518          --
GS2 - Lvl 3 (b)......         (15)        --               23,117          --
GS2 - Lvl 4 (b)......      --             --                5,949          --
GS3 - Lvl 1 (a)......      (6,382)           (2)          100,989          23,427
GS3 - Lvl 2 (b)......      (1,861)        --              140,443          --
GS3 - Lvl 3 (b)......        (267)        --               36,117          --
GS3 - Lvl 4 (b)......      --             --                7,859          --
GS4 - Lvl 1 (a)......      (1,049)        --               73,454           5,354
GS4 - Lvl 2 (b)......        (961)        --               42,564          --
GS4 - Lvl 3 (b)......         (60)        --               19,239          --
GS4 - Lvl 4 (b)......      --             --                2,360          --
GS5 - Lvl 1 (a)......      (2,450)         (139)          130,514           6,582
GS5 - Lvl 2 (b)......      (1,335)        --              129,144          --
GS5 - Lvl 3 (b)......        (467)        --               69,665          --
GS5 - Lvl 4 (b)......         (54)        --               15,002          --

(a) For the period October 15, 1999 (commencement of operations) through December 31, 1999.
(b) For the period April 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY ACCOLADE CONTRACTS -- CONTINUED:
JP1 - Lvl 1 (a)......       6,455          --              122,654          6,364           (44,441)           91
JP1 - Lvl 2 (b)......      --              --               45,596         --                63,599        --
JP1 - Lvl 3 (b)......      --              --               20,600         --                 5,028        --
JP1 - Lvl 4 (b)......      --              --               33,821         --                55,786        --
JP2 - Lvl 1 (a)......      10,730          --              115,636         10,762           (48,808)          (25)
JP2 - Lvl 2 (b)......      --              --               54,796         --                55,339        --
JP2 - Lvl 3 (b)......      --              --               54,589         --                 2,947        --
JP2 - Lvl 4 (b)......      --              --                3,432         --                 2,974        --
JP3 - Lvl 1 (a)......       5,598          --               91,043            228           (32,205)        5,370
JP3 - Lvl 2 (b)......      --              --               69,594         --                15,587        --
JP3 - Lvl 3 (b)......      --              --               21,960         --                 2,062        --
JP3 - Lvl 4 (b)......      --              --                3,388         --                   462        --
LA1 - Lvl 1 (a)......      55,559          --              305,748         55,648          (107,560)          333
LA1 - Lvl 2 (b)......      --              --              152,102         --               135,337        --
LA1 - Lvl 3 (b)......      --              --              169,888         --                54,674        --
LA1 - Lvl 4 (b)......      --              --               54,625         --                (1,393)       --
CAS - Lvl 1 (a)......       4,427          --              230,290          4,427             6,298        --
CAS - Lvl 2 (b)......      --              --              138,395         --                64,670        --
CAS - Lvl 3 (b)......      --              --              166,218         --                 6,385        --
CAS - Lvl 4 (b)......      --              --              106,422         --                   367        --
EGS - Lvl 1 (a)......      58,261          --              580,856         54,055          (104,531)        4,868
EGS - Lvl 2 (b)......      --              --              605,300         --               194,132        --
EGS - Lvl 3 (b)......      --              --              309,716         --                19,143        --
EGS - Lvl 4 (b)......      --              --              100,057         --                 1,975        --
HYS - Lvl 1 (a)......      44,229          --              252,559         44,529           (22,666)          279
HYS - Lvl 2 (b)......      --              --              241,958         --                45,044        --
HYS - Lvl 3 (b)......      --              --               79,320         --                48,290        --
HYS - Lvl 4 (b)......      --              --               16,658         --                 4,084        --
UTS - Lvl 1 (a)......      49,859          --              295,382         49,738           (33,921)          573
UTS - Lvl 2 (b)......      --              --              234,454         --               168,281        --
UTS - Lvl 3 (b)......      --              --              182,839         --                 8,462        --
UTS - Lvl 4 (b)......      --              --               98,944         --                   300        --
GSS - Lvl 1 (a)......      11,012          --              166,085         10,569            (2,153)          448
GSS - Lvl 2 (b)......      --              --              142,834         --                (3,346)       --
GSS - Lvl 3 (b)......      --              --               77,655         --                (9,690)       --
GSS - Lvl 4 (b)......      --              --               15,993         --                 7,757        --
TRS - Lvl 1 (a)......      42,271          --              202,930         42,576           (41,654)          259
TRS - Lvl 2 (b)......      --              --              124,774         --                49,685        --
TRS - Lvl 3 (b)......      --              --               44,887         --                22,237        --
TRS - Lvl 4 (b)......      --              --                3,383         --               --             --
MIT - Lvl 1 (a)......      48,386          --              349,038         48,217          (146,064)          174
MIT - Lvl 2 (b)......      --              --              169,697         --               188,478        --
MIT - Lvl 3 (b)......      --              --              184,679         --                39,184        --
MIT - Lvl 4 (b)......      --              --               25,345         --                 3,215        --
NWD - Lvl 1 (a)......      18,482          --              205,952         18,756            (3,907)          (74)
NWD - Lvl 2 (b)......      --              --              149,393         --               133,704        --
NWD - Lvl 3 (b)......      --              --              123,306         --                18,193        --
NWD - Lvl 4 (b)......      --              --               26,348         --                 2,915        --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY ACCOLADE CON
JP1 - Lvl 1 (a)......        (849)        --                83,819          6,455
JP1 - Lvl 2 (b)......      (2,509)        --               106,686         --
JP1 - Lvl 3 (b)......         (80)        --                25,548         --
JP1 - Lvl 4 (b)......        (637)        --                88,970         --
JP2 - Lvl 1 (a)......      (1,480)            (7)           76,078         10,730
JP2 - Lvl 2 (b)......      (1,707)        --               108,428         --
JP2 - Lvl 3 (b)......        (728)        --                56,808         --
JP2 - Lvl 4 (b)......         (80)        --                 6,326         --
JP3 - Lvl 1 (a)......      (7,430)        --                57,006          5,598
JP3 - Lvl 2 (b)......        (446)        --                84,735         --
JP3 - Lvl 3 (b)......      --             --                24,022         --
JP3 - Lvl 4 (b)......         (27)        --                 3,823         --
LA1 - Lvl 1 (a)......      (8,487)          (422)          245,260         55,559
LA1 - Lvl 2 (b)......      (3,199)        --               284,240         --
LA1 - Lvl 3 (b)......      (1,678)        --               222,884         --
LA1 - Lvl 4 (b)......        (635)        --                52,597         --
CAS - Lvl 1 (a)......      (2,419)        --               238,596          4,427
CAS - Lvl 2 (b)......      (9,051)        --               194,014         --
CAS - Lvl 3 (b)......      (2,917)        --               169,686         --
CAS - Lvl 4 (b)......      (6,491)        --               100,298         --
EGS - Lvl 1 (a)......     (11,598)          (662)          522,988         58,261
EGS - Lvl 2 (b)......     (27,979)        --               771,453         --
EGS - Lvl 3 (b)......      (3,023)        --               325,836         --
EGS - Lvl 4 (b)......        (525)        --               101,507         --
HYS - Lvl 1 (a)......      (8,893)          (579)          265,229         44,229
HYS - Lvl 2 (b)......      (2,485)        --               284,517         --
HYS - Lvl 3 (b)......        (427)        --               127,183         --
HYS - Lvl 4 (b)......        (113)        --                20,629         --
UTS - Lvl 1 (a)......     (10,101)          (452)          301,219         49,859
UTS - Lvl 2 (b)......     (10,080)        --               392,655         --
UTS - Lvl 3 (b)......      (1,068)        --               190,233         --
UTS - Lvl 4 (b)......      (6,537)        --                92,707         --
GSS - Lvl 1 (a)......     (14,389)            (5)          160,555         11,012
GSS - Lvl 2 (b)......      (5,266)        --               134,222         --
GSS - Lvl 3 (b)......        (636)        --                67,329         --
GSS - Lvl 4 (b)......          (3)        --                23,747         --
TRS - Lvl 1 (a)......      (9,067)          (564)          194,480         42,271
TRS - Lvl 2 (b)......      (1,847)        --               172,612         --
TRS - Lvl 3 (b)......      (1,162)        --                65,962         --
TRS - Lvl 4 (b)......      --             --                 3,383         --
MIT - Lvl 1 (a)......      (5,631)            (5)          245,729         48,386
MIT - Lvl 2 (b)......      (7,476)        --               350,699         --
MIT - Lvl 3 (b)......      (6,707)        --               217,156         --
MIT - Lvl 4 (b)......        (339)        --                28,221         --
NWD - Lvl 1 (a)......      (8,445)          (200)          212,082         18,482
NWD - Lvl 2 (b)......      (2,346)        --               280,751         --
NWD - Lvl 3 (b)......        (694)        --               140,805         --
NWD - Lvl 4 (b)......        (136)        --                29,127         --

(a) For the period October 15, 1999 (commencement of operations) through December 31, 1999.
(b) For the period April 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY ACCOLADE CONTRACTS -- CONTINUED:
MIS - Lvl 1 (a)......       55,773         --               413,749         55,995          (93,809)            35
MIS - Lvl 2 (b)......      --              --               322,027        --               250,763        --
MIS - Lvl 3 (b)......      --              --               347,555        --                 5,446        --
MIS - Lvl 4 (b)......      --              --                43,711        --                 8,950        --
OP1 - Lvl 1 (a)......          102         --                81,175            102          (42,385)       --
OP1 - Lvl 2 (b)......      --              --                34,362        --               (24,335)       --
OP1 - Lvl 3 (b)......      --              --                46,662        --               (26,275)       --
OP1 - Lvl 4 (b)......      --              --                 7,314        --                   577        --
OP2 - Lvl 1 (a)......       19,070         --               109,979         19,553          (32,483)           (99)
OP2 - Lvl 2 (b)......      --              --                67,316        --                34,041        --
OP2 - Lvl 3 (b)......      --              --                45,014        --                 9,676        --
OP2 - Lvl 4 (b)......      --              --                 2,685        --                 3,617        --
OP3 - Lvl 1 (a)......          102         --                 8,848            102              979        --
OP3 - Lvl 2 (b)......      --              --                26,626        --                   405        --
OP3 - Lvl 3 (b)......      --              --                 2,342        --                  (334)       --
OP3 - Lvl 4 (b)......      --              --                 5,736        --                 1,518        --
OP4 - Lvl 1 (a)......       25,785         --                 6,604         25,960           (5,242)           158
OP4 - Lvl 2 (b)......      --              --                 8,190        --                 5,616        --
OP4 - Lvl 3 (b)......      --              --                 2,510        --               --             --
SCA1 - Lvl 1 (a).....      366,623         --             1,884,546        380,262       (1,389,897)       (13,639)
SCA1 - Lvl 2 (b).....      --              --               582,961        --               (35,608)       --
SCA1 - Lvl 3 (b).....      --              --               462,823        --               (80,601)       --
SCA1 - Lvl 4 (b).....      --              --                36,390        --               (33,178)       --
SCA2 - Lvl 1 (a).....       11,553         --               336,348         11,119          (65,866)           434
SCA2 - Lvl 2 (b).....      --              --               162,031        --               104,484        --
SCA2 - Lvl 3 (b).....      --              --               202,687        --                26,196        --
SCA2 - Lvl 4 (b).....      --              --                47,938        --                (3,798)       --
SCA3 - Lvl 1 (a).....        2,281         --                77,499          2,115           27,885            166
SCA3 - Lvl 2 (b).....      --              --                33,412        --                16,405        --
SCA3 - Lvl 3 (b).....      --              --               151,124        --                (3,380)       --
SCA3 - Lvl 4 (b).....      --              --                 5,264        --                 4,057        --
SCA4 - Lvl 1 (a).....        9,027         --               100,921          9,040            1,749            (13)
SCA4 - Lvl 2 (b).....      --              --                66,927        --                75,614        --
SCA4 - Lvl 3 (b).....      --              --                96,626        --                25,755        --
SCA4 - Lvl 4 (b).....      --              --                18,870        --                48,551        --
SCA5 - Lvl 1 (a).....       17,878         --               225,066         17,605           15,443            277
SCA5 - Lvl 2 (b).....      --              --               173,246        --               117,103        --
SCA5 - Lvl 3 (b).....      --              --               162,796        --                24,185        --
SCA5 - Lvl 4 (b).....      --              --                34,228        --                12,463        --
SCA6 - Lvl 1 (a).....          394         --                10,717            410           (6,699)           (16)
SCA6 - Lvl 2 (b).....      --              --                23,062        --                 7,741        --
SCA6 - Lvl 3 (b).....      --              --                24,998        --                  (485)       --
SCA6 - Lvl 4 (b).....      --              --               --             --                   207        --
SCA7 - Lvl 1 (c).....      --              --                62,467        --                69,244        --
SCA7 - Lvl 2 (c).....      --              --                49,885        --                76,279        --
SCA7 - Lvl 3 (c).....      --              --               134,176        --                29,644        --
SCA7 - Lvl 4 (c).....      --              --                18,209        --                 1,423        --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY ACCOLADE CON
MIS - Lvl 1 (a)......      (4,811)          (257)          370,902          55,773
MIS - Lvl 2 (b)......      (5,506)        --               567,284         --
MIS - Lvl 3 (b)......     (11,325)        --               341,676         --
MIS - Lvl 4 (b)......        (471)        --                52,190         --
OP1 - Lvl 1 (a)......     (11,484)        --                27,408             102
OP1 - Lvl 2 (b)......      (3,039)        --                 6,988         --
OP1 - Lvl 3 (b)......        (366)        --                20,021         --
OP1 - Lvl 4 (b)......      --             --                 7,891         --
OP2 - Lvl 1 (a)......      (2,251)          (384)           94,315          19,070
OP2 - Lvl 2 (b)......        (565)        --               100,792         --
OP2 - Lvl 3 (b)......         (94)        --                54,596         --
OP2 - Lvl 4 (b)......         (84)        --                 6,218         --
OP3 - Lvl 1 (a)......        (146)        --                 9,783             102
OP3 - Lvl 2 (b)......         (22)        --                27,009         --
OP3 - Lvl 3 (b)......      --             --                 2,008         --
OP3 - Lvl 4 (b)......         (75)        --                 7,179         --
OP4 - Lvl 1 (a)......      (1,583)          (333)           25,564          25,785
OP4 - Lvl 2 (b)......      --             --                13,806         --
OP4 - Lvl 3 (b)......      --             --                 2,510         --
SCA1 - Lvl 1 (a).....     (59,734)        --               801,538         366,623
SCA1 - Lvl 2 (b).....     (13,889)        --               533,464         --
SCA1 - Lvl 3 (b).....      (9,199)        --               373,023         --
SCA1 - Lvl 4 (b).....      (3,212)        --               --              --
SCA2 - Lvl 1 (a).....     (13,535)        --               268,500          11,553
SCA2 - Lvl 2 (b).....     (13,153)        --               253,362         --
SCA2 - Lvl 3 (b).....      (3,281)        --               225,602         --
SCA2 - Lvl 4 (b).....        (598)        --                43,542         --
SCA3 - Lvl 1 (a).....      (4,351)        --               103,314           2,281
SCA3 - Lvl 2 (b).....      (4,150)        --                45,667         --
SCA3 - Lvl 3 (b).....        (144)        --               147,600         --
SCA3 - Lvl 4 (b).....         (11)        --                 9,310         --
SCA4 - Lvl 1 (a).....      (1,226)        --               110,471           9,027
SCA4 - Lvl 2 (b).....      (3,299)        --               139,242         --
SCA4 - Lvl 3 (b).....        (735)        --               121,646         --
SCA4 - Lvl 4 (b).....        (198)        --                67,223         --
SCA5 - Lvl 1 (a).....     (14,468)            (4)          243,919          17,878
SCA5 - Lvl 2 (b).....      (3,015)        --               287,334         --
SCA5 - Lvl 3 (b).....        (768)        --               186,213         --
SCA5 - Lvl 4 (b).....        (251)        --                46,440         --
SCA6 - Lvl 1 (a).....        (253)        --                 4,159             394
SCA6 - Lvl 2 (b).....        (128)        --                30,675         --
SCA6 - Lvl 3 (b).....        (200)        --                24,313         --
SCA6 - Lvl 4 (b).....      --             --                   207         --
SCA7 - Lvl 1 (c).....        (989)        --               130,722         --
SCA7 - Lvl 2 (c).....      (1,999)        --               124,165         --
SCA7 - Lvl 3 (c).....        (584)        --               163,236         --
SCA7 - Lvl 4 (c).....          (6)        --                19,626         --

(a) For the period October 15, 1999 (commencement of operations) through December 31, 1999.
(b) For the period April 17, 2000 (commencement of operations) through December 31, 2000.
(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY ACCOLADE CONTRACTS -- CONTINUED:
SCA8 - Lvl 1 (c).....      --              --                  122         --                12,228        --
SCA8 - Lvl 2 (c).....      --              --                2,422         --                18,958        --
SCA8 - Lvl 3 (c).....      --              --               11,621         --                   445        --
SCA8 - Lvl 4 (c).....      --              --               23,603         --               --             --
SCA9 - Lvl 1 (c).....      --              --                  828         --               --             --
SCA9 - Lvl 2 (c).....      --              --                2,234         --                  (221)       --
SCA9 - Lvl 3 (c).....      --              --                1,994         --                   635        --
SCA9 - Lvl 4 (c).....      --              --              --              --                 3,293        --
SCA - Lvl 1 (c)......      --              --               67,792         --                70,821        --
SCA - Lvl 2 (c)......      --              --               33,056         --                54,559        --
SCA - Lvl 3 (c)......      --              --               42,738         --                17,177        --
SCA - Lvl 4 (c)......      --              --               15,043         --                 3,398        --
SCB - Lvl 1 (c)......      --              --               19,504         --                77,332        --
SCB - Lvl 2 (c)......      --              --               11,025         --                22,818        --
SCB - Lvl 3 (c)......      --              --               25,839         --                 8,904        --
SCB - Lvl 4 (c)......      --              --                6,428         --                 2,854        --
SCC - Lvl 1 (c)......      --              --                  100         --               --             --
SCC - Lvl 2 (c)......      --              --                  747         --               --             --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY ACCOLADE CON
SCA8 - Lvl 1 (c).....        (136)        --                12,214         --
SCA8 - Lvl 2 (c).....        (956)        --                20,424         --
SCA8 - Lvl 3 (c).....        (113)        --                11,953         --
SCA8 - Lvl 4 (c).....      --             --                23,603         --
SCA9 - Lvl 1 (c).....        (100)        --                   728         --
SCA9 - Lvl 2 (c).....      --             --                 2,013         --
SCA9 - Lvl 3 (c).....      --             --                 2,629         --
SCA9 - Lvl 4 (c).....      --             --                 3,293         --
SCA - Lvl 1 (c)......      (1,055)        --               137,558         --
SCA - Lvl 2 (c)......        (221)        --                87,394         --
SCA - Lvl 3 (c)......        (223)        --                59,692         --
SCA - Lvl 4 (c)......         (34)        --                18,407         --
SCB - Lvl 1 (c)......        (493)        --                96,343         --
SCB - Lvl 2 (c)......        (104)        --                33,739         --
SCB - Lvl 3 (c)......        (143)        --                34,600         --
SCB - Lvl 4 (c)......         (10)        --                 9,272         --
SCC - Lvl 1 (c)......        (100)        --               --              --
SCC - Lvl 2 (c)......      --             --                   747         --

(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY FOCUS II CONTRACTS (A):
AIM1 - Lvl 3.........      --              --              13,231          --                5,995         --
AIM1 - Lvl 4.........      --              --              20,497          --              --              --
AIM1 - Lvl 5.........      --              --              48,607          --                1,054         --
AIM1 - Lvl 6.........      --              --                 667          --              --              --
AIM2 - Lvl 3.........      --              --              19,899          --                4,096         --
AIM2 - Lvl 4.........      --              --              39,399          --                   31         --
AIM2 - Lvl 5.........      --              --              29,739          --                  599         --
AIM2 - Lvl 6.........      --              --               1,965          --                  700         --
AIM3 - Lvl 3.........      --              --              35,057          --              --              --
AIM3 - Lvl 4.........      --              --              21,121          --                   29         --
AIM3 - Lvl 5.........      --              --              19,004          --                   94         --
AIM3 - Lvl 6.........      --              --              --              --                  623         --
AIM4 - Lvl 3.........      --              --              36,125          --                 (819)        --
AIM4 - Lvl 4.........      --              --              40,383          --                 (707)        --
AIM4 - Lvl 5.........      --              --              31,119          --                2,019         --
AIM4 - Lvl 6.........      --              --                 327          --                  643         --
AL1 - Lvl 3..........      --              --               5,675          --               (1,373)        --
AL1 - Lvl 4..........      --              --               7,714          --              --              --
AL1 - Lvl 5..........      --              --              16,548          --                   51         --
AL1 - Lvl 6..........      --              --                 651          --                  629         --
AL2 - Lvl 3..........      --              --              40,416          --                3,445         --
AL2 - Lvl 4..........      --              --              23,492          --                 (220)        --
AL2 - Lvl 5..........      --              --              12,820          --                 (111)        --
AL2 - Lvl 6..........      --              --              --              --                  284         --
AL3 - Lvl 3..........      --              --                 689          --                   50         --
AL3 - Lvl 4..........      --              --               4,184          --              --              --
AL3 - Lvl 5..........      --              --               5,985          --              --              --
GS1 - Lvl 3..........      --              --                 100          --                1,316         --
GS1 - Lvl 4..........      --              --                 973          --              --              --
GS1 - Lvl 5..........      --              --               1,587          --                   28         --
GS2 - Lvl 3..........      --              --               1,042          --              --              --
GS2 - Lvl 4..........      --              --               2,329          --              --              --
GS2 - Lvl 5..........      --              --                 632          --              --              --
GS3 - Lvl 3..........      --              --                 645          --                  682         --
GS3 - Lvl 4..........      --              --               1,690          --              --              --
GS4 - Lvl 3..........      --              --               5,595          --              --              --
GS4 - Lvl 4..........      --              --                 931          --              --              --
GS5 - Lvl 3..........      --              --               3,159          --              --              --
GS5 - Lvl 4..........      --              --               7,162          --              --              --
GS5 - Lvl 5..........      --              --               6,111          --              --              --
GS5 - Lvl 6..........      --              --              --              --                  299         --
JP1 - Lvl 3..........      --              --                 100          --              --              --
JP1 - Lvl 5..........      --              --               5,189          --              --              --
JP1 - Lvl 6..........      --              --               4,985          --                  286         --
JP2 - Lvl 3..........      --              --               4,413          --                 (740)        --
JP2 - Lvl 4..........      --              --                 746          --              --              --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY FOCUS II CON
AIM1 - Lvl 3.........        (193)        --                19,033         --
AIM1 - Lvl 4.........         (30)        --                20,467         --
AIM1 - Lvl 5.........        (200)        --                49,461         --
AIM1 - Lvl 6.........         (16)        --                   651         --
AIM2 - Lvl 3.........        (313)        --                23,682         --
AIM2 - Lvl 4.........        (294)        --                39,136         --
AIM2 - Lvl 5.........         (54)        --                30,284         --
AIM2 - Lvl 6.........         (18)        --                 2,647         --
AIM3 - Lvl 3.........        (136)        --                34,921         --
AIM3 - Lvl 4.........         (83)        --                21,067         --
AIM3 - Lvl 5.........         (52)        --                19,046         --
AIM3 - Lvl 6.........      --             --                   623         --
AIM4 - Lvl 3.........        (305)        --                35,001         --
AIM4 - Lvl 4.........        (310)        --                39,366         --
AIM4 - Lvl 5.........         (83)        --                33,055         --
AIM4 - Lvl 6.........          (8)        --                   962         --
AL1 - Lvl 3..........        (130)        --                 4,172         --
AL1 - Lvl 4..........         (57)        --                 7,657         --
AL1 - Lvl 5..........         (17)        --                16,582         --
AL1 - Lvl 6..........         (16)        --                 1,264         --
AL2 - Lvl 3..........        (160)        --                43,701         --
AL2 - Lvl 4..........      --             --                23,272         --
AL2 - Lvl 5..........      --             --                12,709         --
AL2 - Lvl 6..........      --             --                   284         --
AL3 - Lvl 3..........        (100)        --                   639         --
AL3 - Lvl 4..........      --             --                 4,184         --
AL3 - Lvl 5..........      --             --                 5,985         --
GS1 - Lvl 3..........        (100)        --                 1,316         --
GS1 - Lvl 4..........      --             --                   973         --
GS1 - Lvl 5..........      --             --                 1,615         --
GS2 - Lvl 3..........        (100)        --                   942         --
GS2 - Lvl 4..........         (98)        --                 2,231         --
GS2 - Lvl 5..........      --             --                   632         --
GS3 - Lvl 3..........        (100)        --                 1,227         --
GS3 - Lvl 4..........      --             --                 1,690         --
GS4 - Lvl 3..........        (100)        --                 5,495         --
GS4 - Lvl 4..........      --             --                   931         --
GS5 - Lvl 3..........        (100)        --                 3,059         --
GS5 - Lvl 4..........         (55)        --                 7,107         --
GS5 - Lvl 5..........      --             --                 6,111         --
GS5 - Lvl 6..........      --             --                   299         --
JP1 - Lvl 3..........        (100)        --               --              --
JP1 - Lvl 5..........      --             --                 5,189         --
JP1 - Lvl 6..........      --             --                 5,271         --
JP2 - Lvl 3..........        (100)        --                 3,573         --
JP2 - Lvl 4..........      --             --                   746         --

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY FOCUS II CONTRACTS (A) -- CONTINUED:
JP3 - Lvl 3..........      --              --               9,909          --                 (709)        --
JP3 - Lvl 5..........      --              --                 520          --              --              --
LA1 - Lvl 3..........      --              --               1,496          --              --              --
LA1 - Lvl 4..........      --              --               7,187          --              --              --
LA1 - Lvl 5..........      --              --              10,263          --                   46         --
LA1 - Lvl 6..........      --              --                 658          --                  474         --
CAS - Lvl 3..........      --              --               4,557          --              --              --
CAS - Lvl 4..........      --              --               8,100          --                   (3)        --
CAS - Lvl 5..........      --              --              31,175          --                  275         --
CAS - Lvl 6..........      --              --                 654          --              --              --
EGS - Lvl 3..........      --              --              12,383          --                  434         --
EGS - Lvl 4..........      --              --              39,135          --                  744         --
EGS - Lvl 5..........      --              --              25,929          --                  775         --
EGS - Lvl 6..........      --              --                 334          --                3,597         --
HYS - Lvl 3..........      --              --              11,243          --                2,393         --
HYS - Lvl 4..........      --              --              10,260          --                1,151         --
HYS - Lvl 5..........      --              --               8,247          --                2,496         --
UTS - Lvl 3..........      --              --              17,215          --                  847         --
UTS - Lvl 4..........      --              --              19,933          --                 (299)        --
UTS - Lvl 5..........      --              --               6,913          --                 (143)        --
UTS - Lvl 6..........      --              --                 273          --                3,018         --
GSS - Lvl 3..........      --              --               9,481          --                  161         --
GSS - Lvl 4..........      --              --                 564          --              --              --
GSS - Lvl 5..........      --              --              --              --                  236         --
TRS - Lvl 3..........      --              --               3,675          --                   41         --
TRS - Lvl 4..........      --              --               5,660          --                  (22)        --
TRS - Lvl 5..........      --              --               3,599          --                   46         --
MIT - Lvl 3..........      --              --              15,566          --              --              --
MIT - Lvl 4..........      --              --               7,535          --                  (18)        --
MIT - Lvl 5..........      --              --               1,955          --              --              --
MIT - Lvl 6..........      --              --                 804          --                  523         --
NWD - Lvl 3..........      --              --              13,847          --                3,935         --
NWD - Lvl 4..........      --              --              20,622          --                  594         --
NWD - Lvl 5..........      --              --              15,228          --                1,101         --
NWD - Lvl 6..........      --              --                 320          --              --              --
MIS - Lvl 3..........      --              --              22,321          --                 (103)        --
MIS - Lvl 4..........      --              --              26,888          --                  163         --
MIS - Lvl 5..........      --              --              23,656          --              --              --
MIS - Lvl 6..........      --              --                 894          --                5,035         --
SCA 1 - Lvl 3........      --              --              46,550          --              (31,148)        --
SCA 1 - Lvl 4........      --              --               4,762          --               (1,387)        --
SCA 1 - Lvl 5........      --              --              27,600          --               (1,068)        --
SCA 1 - Lvl 6........      --              --              14,882          --               17,725         --
SCA 2 - Lvl 3........      --              --              22,166          --                 (949)        --
SCA 2 - Lvl 4........      --              --              22,835          --               (1,195)        --
SCA 2 - Lvl 5........      --              --              17,562          --                  764         --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY FOCUS II CON
JP3 - Lvl 3..........        (242)         --               8,958         --
JP3 - Lvl 5..........      --              --                 520         --
LA1 - Lvl 3..........        (148)         --               1,348         --
LA1 - Lvl 4..........      --              --               7,187         --
LA1 - Lvl 5..........        (148)         --              10,161         --
LA1 - Lvl 6..........          (6)         --               1,126         --
CAS - Lvl 3..........        (113)         --               4,444         --
CAS - Lvl 4..........         (85)         --               8,012         --
CAS - Lvl 5..........         (53)         --              31,397         --
CAS - Lvl 6..........         (16)         --                 638         --
EGS - Lvl 3..........        (113)         --              12,704         --
EGS - Lvl 4..........        (163)         --              39,716         --
EGS - Lvl 5..........         (51)         --              26,653         --
EGS - Lvl 6..........          (8)         --               3,923         --
HYS - Lvl 3..........        (100)         --              13,536         --
HYS - Lvl 4..........        (153)         --              11,258         --
HYS - Lvl 5..........         (53)         --              10,690         --
UTS - Lvl 3..........        (257)         --              17,805         --
UTS - Lvl 4..........         (45)         --              19,589         --
UTS - Lvl 5..........      --              --               6,770         --
UTS - Lvl 6..........          (7)         --               3,284         --
GSS - Lvl 3..........        (100)         --               9,542         --
GSS - Lvl 4..........      --              --                 564         --
GSS - Lvl 5..........      --              --                 236         --
TRS - Lvl 3..........        (333)         --               3,383         --
TRS - Lvl 4..........          (6)         --               5,632         --
TRS - Lvl 5..........      --              --               3,645         --
MIT - Lvl 3..........        (119)         --              15,447         --
MIT - Lvl 4..........      --              --               7,517         --
MIT - Lvl 5..........      --              --               1,955         --
MIT - Lvl 6..........         (20)         --               1,307         --
NWD - Lvl 3..........        (184)         --              17,598         --
NWD - Lvl 4..........        (138)         --              21,078         --
NWD - Lvl 5..........         (58)         --              16,271         --
NWD - Lvl 6..........          (8)         --                 312         --
MIS - Lvl 3..........        (619)         --              21,599         --
MIS - Lvl 4..........         (81)         --              26,970         --
MIS - Lvl 5..........         (50)         --              23,606         --
MIS - Lvl 6..........         (22)         --               5,907         --
SCA 1 - Lvl 3........        (149)         --              15,253         --
SCA 1 - Lvl 4........         (32)         --               3,343         --
SCA 1 - Lvl 5........     (10,157)         --              16,375         --
SCA 1 - Lvl 6........      --              --              32,607         --
SCA 2 - Lvl 3........        (141)         --              21,076         --
SCA 2 - Lvl 4........        (196)         --              21,444         --
SCA 2 - Lvl 5........         (43)         --              18,283         --

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY FOCUS II CONTRACTS (A) -- CONTINUED:
SCA 3 - Lvl 3........      --              --               8,689          --                  23          --
SCA 3 - Lvl 4........      --              --               9,968          --                (290)         --
SCA 3 - Lvl 5........      --              --               8,005          --                 294          --
SCA4 - Lvl 3.........      --              --               9,918          --                   3          --
SCA4 - Lvl 4.........      --              --              31,977          --                 585          --
SCA4 - Lvl 5.........      --              --              10,645          --               1,452          --
SCA5 - Lvl 3.........      --              --              16,538          --               6,022          --
SCA5 - Lvl 4.........      --              --              37,099          --               3,878          --
SCA5 - Lvl 5.........      --              --              22,017          --               2,388          --
SCA5 - Lvl 6.........      --              --                 772          --              --              --
SCA6 - Lvl 3.........      --              --               1,186          --              --              --
SCA6 - Lvl 4.........      --              --               1,034          --                   5          --
SCA6 - Lvl 5.........      --              --               1,932          --              --              --
SCA7 - Lvl 3.........      --              --              34,387          --                (258)         --
SCA7 - Lvl 4.........      --              --              39,992          --                 (67)         --
SCA7 - Lvl 5.........      --              --              23,033          --                 955          --
SCA8 - Lvl 3.........      --              --               3,076          --                (601)         --
SCA8 - Lvl 4.........      --              --               7,305          --              --              --
SCA8 - Lvl 5.........      --              --              10,375          --                (472)         --
SCA9 - Lvl 3.........      --              --               3,943          --                  24          --
SCA - Lvl 3..........      --              --               9,762          --                 318          --
SCA - Lvl 4..........      --              --               9,141          --                (211)         --
SCA - Lvl 5..........      --              --              20,201          --                 788          --
SCB - Lvl 3..........      --              --               4,096          --                (130)         --
SCB - Lvl 4..........      --              --               5,283          --                (496)         --
SCB - Lvl 5..........      --              --               2,917          --                 160          --
SCC - Lvl 3..........      --              --                 780          --              --              --
SCC - Lvl 5..........      --              --                 806          --                 (77)         --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY FOCUS II CON
SCA 3 - Lvl 3........        (235)         --               8,477         --
SCA 3 - Lvl 4........         (50)         --               9,628         --
SCA 3 - Lvl 5........         (11)         --               8,288         --
SCA4 - Lvl 3.........        (100)         --               9,821         --
SCA4 - Lvl 4.........        (315)         --              32,247         --
SCA4 - Lvl 5.........         (26)         --              12,071         --
SCA5 - Lvl 3.........        (203)         --              22,357         --
SCA5 - Lvl 4.........        (302)         --              40,675         --
SCA5 - Lvl 5.........         (30)         --              24,375         --
SCA5 - Lvl 6.........          (7)         --                 765         --
SCA6 - Lvl 3.........        (137)         --               1,049         --
SCA6 - Lvl 4.........      --              --               1,039         --
SCA6 - Lvl 5.........      --              --               1,932         --
SCA7 - Lvl 3.........        (453)         --              33,676         --
SCA7 - Lvl 4.........        (321)         --              39,604         --
SCA7 - Lvl 5.........         (65)         --              23,923         --
SCA8 - Lvl 3.........        (111)         --               2,364         --
SCA8 - Lvl 4.........         (27)         --               7,278         --
SCA8 - Lvl 5.........         (29)         --               9,874         --
SCA9 - Lvl 3.........        (100)         --               3,867         --
SCA - Lvl 3..........        (118)         --               9,962         --
SCA - Lvl 4..........         (56)         --               8,874         --
SCA - Lvl 5..........         (11)         --              20,978         --
SCB - Lvl 3..........        (100)         --               3,866         --
SCB - Lvl 4..........         (47)         --               4,740         --
SCB - Lvl 5..........         (10)         --               3,067         --
SCC - Lvl 3..........        (100)         --                 680         --
SCC - Lvl 5..........      --              --                 729         --

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY III CONTRACTS (A):
AIM1 - Lvl 2.........      --             --               139,136         --               17,112         --
AIM1 - Lvl 3.........      --             --                24,807         --              --              --
AIM1 - Lvl 4.........      --             --               188,367         --               46,063         --
AIM1 - Lvl 5.........      --             --               257,610         --               76,553         --
AIM1 - Lvl 6.........      --             --                45,942         --               32,257         --
AIM2 - Lvl 1.........      --             --                19,850         --                3,421         --
AIM2 - Lvl 2.........      --             --               132,768         --               18,787         --
AIM2 - Lvl 4.........      --             --               232,740         --               19,789         --
AIM2 - Lvl 5.........      --             --               270,204         --               77,160         --
AIM2 - Lvl 6.........      --             --                70,123         --               10,344         --
AIM3 - Lvl 2.........      --             --                72,276         --               12,178         --
AIM3 - Lvl 3.........      --             --                21,359         --              137,272         --
AIM3 - Lvl 4.........      --             --               274,910         --               33,042         --
AIM3 - Lvl 5.........      --             --               236,062         --              193,488         --
AIM3 - Lvl 6.........      --             --                63,783         --                5,877         --
AIM4 - Lvl 1.........      --             --                 9,930         --                5,182         --
AIM4 - Lvl 2.........      --             --               108,419         --               26,935         --
AIM4 - Lvl 3.........      --             --                31,548         --              --              --
AIM4 - Lvl 4.........      --             --               112,504         --               12,122         --
AIM4 - Lvl 5.........      --             --               238,031         --               55,332         --
AIM4 - Lvl 6.........      --             --                86,817         --                1,321         --
AL1 - Lvl 2..........      --             --               100,958         --               30,433         --
AL1 - Lvl 3..........      --             --                17,275         --              425,093         --
AL1 - Lvl 4..........      --             --               193,413         --               52,553         --
AL1 - Lvl 5..........      --             --               293,614         --              554,194         --
AL1 - Lvl 6..........      --             --               108,607         --               26,368         --
AL2 - Lvl 1..........      --             --               --              --                2,786         --
AL2 - Lvl 2..........      --             --                74,151         --               14,349         --
AL2 - Lvl 3..........      --             --                17,005         --              --              --
AL2 - Lvl 4..........      --             --               153,425         --                7,316         --
AL2 - Lvl 5..........      --             --               130,009         --               56,070         --
AL2 - Lvl 6..........      --             --                50,101         --               11,830         --
AL3 - Lvl 1..........      --             --                10,642         --              --              --
AL3 - Lvl 2..........      --             --                21,312         --               13,505         --
AL3 - Lvl 3..........      --             --                 9,377         --              --              --
AL3 - Lvl 4..........      --             --                27,080         --               11,420         --
AL3 - Lvl 5..........      --             --                47,449         --               16,357         --
AL3 - Lvl 6..........      --             --                13,814         --                1,423         --
GS1 - Lvl 1..........      --             --                19,927         --              --              --
GS1 - Lvl 2..........      --             --                30,457         --               19,656         --
GS1 - Lvl 4..........      --             --                52,552         --               15,876         --
GS1 - Lvl 5..........      --             --                60,330         --               14,854         --
GS1 - Lvl 6..........      --             --                10,118         --                7,678         --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY III CONTRACT
AIM1 - Lvl 2.........        (418)         --              155,830         --
AIM1 - Lvl 3.........      --              --               24,807         --
AIM1 - Lvl 4.........        (540)         --              233,890         --
AIM1 - Lvl 5.........        (926)         --              333,237         --
AIM1 - Lvl 6.........        (445)         --               77,754         --
AIM2 - Lvl 1.........     (19,850)         --                3,421         --
AIM2 - Lvl 2.........        (874)         --              150,681         --
AIM2 - Lvl 4.........      (1,346)         --              251,183         --
AIM2 - Lvl 5.........        (783)         --              346,581         --
AIM2 - Lvl 6.........        (190)         --               80,277         --
AIM3 - Lvl 2.........        (358)         --               84,096         --
AIM3 - Lvl 3.........      --              --              158,631         --
AIM3 - Lvl 4.........      (1,431)         --              306,521         --
AIM3 - Lvl 5.........      (1,240)         --              428,310         --
AIM3 - Lvl 6.........        (134)         --               69,526         --
AIM4 - Lvl 1.........      (9,930)         --                5,182         --
AIM4 - Lvl 2.........      (1,121)         --              134,233         --
AIM4 - Lvl 3.........      --              --               31,548         --
AIM4 - Lvl 4.........      (1,429)         --              123,197         --
AIM4 - Lvl 5.........        (817)         --              292,546         --
AIM4 - Lvl 6.........        (193)         --               87,945         --
AL1 - Lvl 2..........        (875)         --              130,516         --
AL1 - Lvl 3..........      --              --              442,368         --
AL1 - Lvl 4..........      (1,235)         --              244,731         --
AL1 - Lvl 5..........      (1,917)         --              845,891         --
AL1 - Lvl 6..........        (581)         --              134,394         --
AL2 - Lvl 1..........      --              --                2,786         --
AL2 - Lvl 2..........      (1,521)         --               86,979         --
AL2 - Lvl 3..........      --              --               17,005         --
AL2 - Lvl 4..........        (882)         --              159,859         --
AL2 - Lvl 5..........        (717)         --              185,362         --
AL2 - Lvl 6..........         (13)         --               61,918         --
AL3 - Lvl 1..........     (10,642)         --              --              --
AL3 - Lvl 2..........        (291)         --               34,526         --
AL3 - Lvl 3..........      --              --                9,377         --
AL3 - Lvl 4..........        (114)         --               38,386         --
AL3 - Lvl 5..........        (373)         --               63,433         --
AL3 - Lvl 6..........         (28)         --               15,209         --
GS1 - Lvl 1..........     (19,927)         --              --              --
GS1 - Lvl 2..........        (475)         --               49,638         --
GS1 - Lvl 4..........        (758)         --               67,670         --
GS1 - Lvl 5..........         (23)         --               75,161         --
GS1 - Lvl 6..........      --              --               17,796         --

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY III CONTRACTS (A) -- CONTINUED:
GS2 - Lvl 1..........      --              --                9,381         --              --              --
GS2 - Lvl 2..........      --              --                8,810         --                  717         --
GS2 - Lvl 3..........      --              --               12,386         --              --              --
GS2 - Lvl 4..........      --              --                3,206         --                  742         --
GS2 - Lvl 5..........      --              --               11,194         --                  957         --
GS2 - Lvl 6..........      --              --                2,160         --                  505         --
GS3 - Lvl 1..........      --              --               18,430         --              --              --
GS3 - Lvl 2..........      --              --                7,144         --                  246         --
GS3 - Lvl 3..........      --              --               17,483         --              --              --
GS3 - Lvl 4..........      --              --               20,652         --                5,680         --
GS3 - Lvl 5..........      --              --               52,298         --                7,737         --
GS3 - Lvl 6..........      --              --                3,632         --                6,171         --
GS4 - Lvl 2..........      --              --                3,197         --                  310         --
GS4 - Lvl 4..........      --              --                  641         --                  734         --
GS4 - Lvl 5..........      --              --                4,481         --                3,365         --
GS4 - Lvl 6..........      --              --                  621         --                  133         --
GS5 - Lvl 1..........      --              --                9,804         --              --              --
GS5 - Lvl 2..........      --              --               16,545         --                2,948         --
GS5 - Lvl 3..........      --              --               31,040         --              --              --
GS5 - Lvl 4..........      --              --               36,123         --                2,474         --
GS5 - Lvl 5..........      --              --               17,934         --               13,324         --
GS5 - Lvl 6..........      --              --               13,789         --                1,636         --
JP1 - Lvl 2..........      --              --                9,897         --                3,611         --
JP1 - Lvl 3..........      --              --               15,284         --              --              --
JP1 - Lvl 4..........      --              --               24,711         --               14,729         --
JP1 - Lvl 5..........      --              --               47,956         --                5,962         --
JP1 - Lvl 6..........      --              --                1,084         --                1,336         --
JP2 - Lvl 2..........      --              --                8,131         --                  729         --
JP2 - Lvl 3..........      --              --               13,244         --              --              --
JP2 - Lvl 4..........      --              --               20,927         --                4,442         --
JP2 - Lvl 5..........      --              --               24,659         --                1,782         --
JP2 - Lvl 6..........      --              --                  745         --                  928         --
JP3 - Lvl 2..........      --              --               19,798         --                2,066         --
JP3 - Lvl 3..........      --              --               13,334         --              --              --
JP3 - Lvl 4..........      --              --               12,316         --                4,420         --
JP3 - Lvl 5..........      --              --               16,174         --                4,683         --
JP3 - Lvl 6..........      --              --               12,650         --                1,309         --
LA1 - Lvl 2..........      --              --               39,489         --               14,475         --
LA1 - Lvl 3..........      --              --               23,743         --              --              --
LA1 - Lvl 4..........      --              --               42,837         --               12,792         --
LA1 - Lvl 5..........      --              --              100,824         --               24,757         --
LA1 - Lvl 6..........      --              --              114,195         --                2,828         --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY III CONTRACT
GS2 - Lvl 1..........      (9,381)         --              --              --
GS2 - Lvl 2..........        (100)         --                9,427         --
GS2 - Lvl 3..........      --              --               12,386         --
GS2 - Lvl 4..........      --              --                3,948         --
GS2 - Lvl 5..........        (132)         --               12,019         --
GS2 - Lvl 6..........      --              --                2,665         --
GS3 - Lvl 1..........     (18,430)         --              --              --
GS3 - Lvl 2..........        (100)         --                7,290         --
GS3 - Lvl 3..........      --              --               17,483         --
GS3 - Lvl 4..........        (297)         --               26,035         --
GS3 - Lvl 5..........        (305)         --               59,730         --
GS3 - Lvl 6..........         (28)         --                9,775         --
GS4 - Lvl 2..........        (100)         --                3,407         --
GS4 - Lvl 4..........      --              --                1,375         --
GS4 - Lvl 5..........      --              --                7,846         --
GS4 - Lvl 6..........      --              --                  754         --
GS5 - Lvl 1..........      (9,804)         --              --              --
GS5 - Lvl 2..........        (166)         --               19,327         --
GS5 - Lvl 3..........      --              --               31,040         --
GS5 - Lvl 4..........         (51)         --               38,546         --
GS5 - Lvl 5..........      --              --               31,258         --
GS5 - Lvl 6..........         (81)         --               15,344         --
JP1 - Lvl 2..........        (105)         --               13,403         --
JP1 - Lvl 3..........      --              --               15,284         --
JP1 - Lvl 4..........        (242)         --               39,198         --
JP1 - Lvl 5..........        (277)         --               53,641         --
JP1 - Lvl 6..........      --              --                2,420         --
JP2 - Lvl 2..........        (128)         --                8,732         --
JP2 - Lvl 3..........      --              --               13,244         --
JP2 - Lvl 4..........         (31)         --               25,338         --
JP2 - Lvl 5..........        (275)         --               26,166         --
JP2 - Lvl 6..........      --              --                1,673         --
JP3 - Lvl 2..........        (156)         --               21,708         --
JP3 - Lvl 3..........      --              --               13,334         --
JP3 - Lvl 4..........         (33)         --               16,703         --
JP3 - Lvl 5..........          (6)         --               20,851         --
JP3 - Lvl 6..........          (2)         --               13,957         --
LA1 - Lvl 2..........      (1,564)         --               52,400         --
LA1 - Lvl 3..........      --              --               23,743         --
LA1 - Lvl 4..........         (94)         --               55,535         --
LA1 - Lvl 5..........        (381)         --              125,200         --
LA1 - Lvl 6..........         (49)         --              116,974         --

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY III CONTRACTS (A) -- CONTINUED:
CAS - Lvl 2..........      --              --               64,841         --                14,632        --
CAS - Lvl 3..........      --              --              --              --                31,811        --
CAS - Lvl 4..........      --              --               93,138         --                45,388        --
CAS - Lvl 5..........      --              --              123,297         --               (10,808)       --
CAS - Lvl 6..........      --              --               74,358         --                17,132        --
EGS - Lvl 1..........      --              --               19,048         --               --             --
EGS - Lvl 2..........      --              --              290,535         --              (117,225)       --
EGS - Lvl 3..........      --              --               14,035         --                32,591        --
EGS - Lvl 4..........      --              --              228,880         --                34,075        --
EGS - Lvl 5..........      --              --              393,956         --                46,870        --
EGS - Lvl 6..........      --              --              121,145         --                22,175        --
HYS - Lvl 2..........      --              --               16,362         --                16,063        --
HYS - Lvl 4..........      --              --               20,686         --                24,699        --
HYS - Lvl 5..........      --              --               47,498         --                20,575        --
HYS - Lvl 6..........      --              --               11,877         --                 3,965        --
UTS - Lvl 2..........      --              --               73,814         --                13,177        --
UTS - Lvl 3..........      --              --               23,829         --               --             --
UTS - Lvl 4..........      --              --              105,207         --                20,979        --
UTS - Lvl 5..........      --              --               99,541         --                45,338        --
UTS - Lvl 6..........      --              --               13,296         --                10,564        --
GSS - Lvl 2..........      --              --               22,741         --                 8,530        --
GSS - Lvl 4..........      --              --               18,196         --                   375        --
GSS - Lvl 5..........      --              --               13,472         --                14,815        --
GSS - Lvl 6..........      --              --                1,451         --                   252        --
TRS - Lvl 2..........      --              --               25,010         --                 5,339        --
TRS - Lvl 4..........      --              --               20,873         --                 7,277        --
TRS - Lvl 5..........      --              --               48,083         --                11,012        --
TRS - Lvl 6..........      --              --                3,774         --                   522        --
MIT - Lvl 2..........      --              --               53,390         --                20,118        --
MIT - Lvl 4..........      --              --               66,459         --                 9,134        --
MIT - Lvl 5..........      --              --              125,666         --                21,414        --
MIT - Lvl 6..........      --              --               61,982         --                 7,013        --
NWD - Lvl 1..........      --              --                9,725         --                 3,013        --
NWD - Lvl 2..........      --              --               82,955         --                26,375        --
NWD - Lvl 3..........      --              --               44,059         --                30,455        --
NWD - Lvl 4..........      --              --               98,962         --                21,416        --
NWD - Lvl 5..........      --              --              165,703         --                13,499        --
NWD - Lvl 6..........      --              --               96,686         --                16,660        --
MIS - Lvl 1..........      --              --              --              --                 2,827        --
MIS - Lvl 2..........      --              --               95,804         --                33,811        --
MIS - Lvl 3..........      --              --               12,738         --                28,487        --
MIS - Lvl 4..........      --              --              131,724         --                31,405        --
MIS - Lvl 5..........      --              --              274,128         --                36,101        --
MIS - Lvl 6..........      --              --              159,869         --                21,837        --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY III CONTRACT
CAS - Lvl 2..........      (1,742)         --               77,731         --
CAS - Lvl 3..........      --              --               31,811         --
CAS - Lvl 4..........        (831)         --              137,695         --
CAS - Lvl 5..........        (960)         --              111,529         --
CAS - Lvl 6..........         (68)         --               91,422         --
EGS - Lvl 1..........     (19,048)         --              --              --
EGS - Lvl 2..........        (462)         --              172,848         --
EGS - Lvl 3..........      --              --               46,626         --
EGS - Lvl 4..........      (2,517)         --              260,438         --
EGS - Lvl 5..........      (1,816)         --              439,010         --
EGS - Lvl 6..........        (419)         --              142,901         --
HYS - Lvl 2..........        (573)         --               31,852         --
HYS - Lvl 4..........        (424)         --               44,961         --
HYS - Lvl 5..........        (172)         --               67,901         --
HYS - Lvl 6..........      --              --               15,842         --
UTS - Lvl 2..........        (680)         --               86,311         --
UTS - Lvl 3..........      --              --               23,829         --
UTS - Lvl 4..........      (1,125)         --              125,061         --
UTS - Lvl 5..........        (675)         --              144,204         --
UTS - Lvl 6..........         (30)         --               23,830         --
GSS - Lvl 2..........        (311)         --               30,960         --
GSS - Lvl 4..........        (161)         --               18,410         --
GSS - Lvl 5..........         (94)         --               28,193         --
GSS - Lvl 6..........      --              --                1,703         --
TRS - Lvl 2..........        (386)         --               29,963         --
TRS - Lvl 4..........        (163)         --               27,987         --
TRS - Lvl 5..........        (720)         --               58,375         --
TRS - Lvl 6..........         (26)         --                4,270         --
MIT - Lvl 2..........      (1,507)         --               72,001         --
MIT - Lvl 4..........        (526)         --               75,067         --
MIT - Lvl 5..........        (710)         --              146,370         --
MIT - Lvl 6..........        (235)         --               68,760         --
NWD - Lvl 1..........      (9,725)         --                3,013         --
NWD - Lvl 2..........        (758)         --              108,572         --
NWD - Lvl 3..........      --              --               74,514         --
NWD - Lvl 4..........        (630)         --              119,748         --
NWD - Lvl 5..........        (951)         --              178,251         --
NWD - Lvl 6..........         (87)         --              113,259         --
MIS - Lvl 1..........      --              --                2,827         --
MIS - Lvl 2..........        (312)         --              129,303         --
MIS - Lvl 3..........      --              --               41,225         --
MIS - Lvl 4..........      (1,192)         --              161,937         --
MIS - Lvl 5..........        (922)         --              309,307         --
MIS - Lvl 6..........        (392)         --              181,314         --

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY III CONTRACTS (A) -- CONTINUED:
SCA 1 - Lvl 2........      --              --              128,885         --               28,600         --
SCA 1 - Lvl 4........      --              --               56,083         --              (27,940)        --
SCA 1 - Lvl 5........      --              --              160,781         --              (15,424)        --
SCA 1 - Lvl 6........      --              --                9,028         --                6,688         --
SCA 2 - Lvl 2........      --              --               15,565         --                9,844         --
SCA 2 - Lvl 4........      --              --               56,256         --               18,793         --
SCA 2 - Lvl 5........      --              --               74,221         --                  772         --
SCA 2 - Lvl 6........      --              --               14,972         --                3,324         --
SCA 3 - Lvl 2........      --              --               57,484         --                1,667         --
SCA 3 - Lvl 4........      --              --               15,791         --               30,947         --
SCA 3 - Lvl 5........      --              --               32,142         --                8,722         --
SCA 3 - Lvl 6........      --              --                5,368         --                1,457         --
SCA4 - Lvl 2.........      --              --               24,392         --               12,571         --
SCA4 - Lvl 4.........      --              --               20,425         --               20,100         --
SCA4 - Lvl 5.........      --              --              106,029         --               21,355         --
SCA4 - Lvl 6.........      --              --               16,738         --                 (113)        --
SCA5 - Lvl 1.........      --              --               17,879         --                2,643         --
SCA5 - Lvl 2.........      --              --              136,308         --               37,953         --
SCA5 - Lvl 3.........      --              --               31,687         --              --              --
SCA5 - Lvl 4.........      --              --              104,942         --               61,626         --
SCA5 - Lvl 5.........      --              --              164,682         --               39,314         --
SCA5 - Lvl 6.........      --              --               14,555         --               18,090         --
SCA6 - Lvl 2.........      --              --                  100         --                  358         --
SCA6 - Lvl 4.........      --              --               14,980         --                1,028         --
SCA6 - Lvl 5.........      --              --                8,564         --                2,712         --
SCA7 - Lvl 1.........      --              --               18,160         --              --              --
SCA7 - Lvl 2.........      --              --               73,734         --               27,938         --
SCA7 - Lvl 3.........      --              --              --              --               28,266         --
SCA7 - Lvl 4.........      --              --               59,644         --               27,230         --
SCA7 - Lvl 5.........      --              --              153,122         --               47,734         --
SCA7 - Lvl 6.........      --              --               67,229         --               20,378         --
SCA8 - Lvl 2.........      --              --                8,235         --                1,370         --
SCA8 - Lvl 4.........      --              --               43,652         --               (1,421)        --
SCA8 - Lvl 5.........      --              --                7,680         --                  694         --
SCA8 - Lvl 6.........      --              --                3,021         --                3,821         --
SCA9 - Lvl 2.........      --              --                2,711         --              --              --
SCA9 - Lvl 4.........      --              --                2,952         --                  148         --
SCA9 - Lvl 5.........      --              --                8,870         --              --              --
SCA9 - Lvl 6.........      --              --              --              --                   61         --
SCA - Lvl 2..........      --              --               47,874         --               12,459         --
SCA - Lvl 3..........      --              --               11,156         --              --              --
SCA - Lvl 4..........      --              --               22,843         --               24,820         --
SCA - Lvl 5..........      --              --               62,433         --               37,241         --
SCA - Lvl 6..........      --              --               22,863         --                5,415         --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY III CONTRACT
SCA 1 - Lvl 2........        (189)         --              157,296         --
SCA 1 - Lvl 4........        (154)         --               27,989         --
SCA 1 - Lvl 5........         (53)         --              145,304         --
SCA 1 - Lvl 6........        (397)         --               15,319         --
SCA 2 - Lvl 2........        (485)         --               24,924         --
SCA 2 - Lvl 4........        (964)         --               74,085         --
SCA 2 - Lvl 5........        (542)         --               74,451         --
SCA 2 - Lvl 6........         (37)         --               18,259         --
SCA 3 - Lvl 2........        (528)         --               58,623         --
SCA 3 - Lvl 4........        (394)         --               46,344         --
SCA 3 - Lvl 5........        (200)         --               40,664         --
SCA 3 - Lvl 6........      --              --                6,825         --
SCA4 - Lvl 2.........        (490)         --               36,473         --
SCA4 - Lvl 4.........        (682)         --               39,843         --
SCA4 - Lvl 5.........        (808)         --              126,576         --
SCA4 - Lvl 6.........          (3)         --               16,622         --
SCA5 - Lvl 1.........     (17,879)         --                2,643         --
SCA5 - Lvl 2.........      (1,244)         --              173,017         --
SCA5 - Lvl 3.........      --              --               31,687         --
SCA5 - Lvl 4.........      (1,066)         --              165,502         --
SCA5 - Lvl 5.........        (895)         --              203,101         --
SCA5 - Lvl 6.........        (334)         --               32,311         --
SCA6 - Lvl 2.........        (102)         --                  356         --
SCA6 - Lvl 4.........        (381)         --               15,627         --
SCA6 - Lvl 5.........        (128)         --               11,148         --
SCA7 - Lvl 1.........     (18,160)         --              --              --
SCA7 - Lvl 2.........        (624)         --              101,048         --
SCA7 - Lvl 3.........      --              --               28,266         --
SCA7 - Lvl 4.........        (722)         --               86,152         --
SCA7 - Lvl 5.........        (669)         --              200,187         --
SCA7 - Lvl 6.........         (55)         --               87,552         --
SCA8 - Lvl 2.........        (129)         --                9,476         --
SCA8 - Lvl 4.........        (659)         --               41,572         --
SCA8 - Lvl 5.........         (40)         --                8,334         --
SCA8 - Lvl 6.........         (15)         --                6,827         --
SCA9 - Lvl 2.........        (100)         --                2,611         --
SCA9 - Lvl 4.........         (13)         --                3,087         --
SCA9 - Lvl 5.........      --              --                8,870         --
SCA9 - Lvl 6.........      --              --                   61         --
SCA - Lvl 2..........        (672)         --               59,661         --
SCA - Lvl 3..........      --              --               11,156         --
SCA - Lvl 4..........        (450)         --               47,213         --
SCA - Lvl 5..........        (632)         --               99,042         --
SCA - Lvl 6..........          (3)         --               28,275         --

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY III CONTRACTS (A) -- CONTINUED:
SCB - Lvl 2..........      --              --              25,248          --                2,416         --
SCB - Lvl 3..........      --              --               9,948          --              --              --
SCB - Lvl 4..........      --              --               9,298          --               21,760         --
SCB - Lvl 5..........      --              --              24,830          --                6,078         --
SCB - Lvl 6..........      --              --               5,415          --                1,812         --
SCC - Lvl 2..........      --              --               2,304          --                  958         --
SCC - Lvl 4..........      --              --                 246          --                  466         --
SCC - Lvl 5..........      --              --               3,796          --              --              --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY III CONTRACT
SCB - Lvl 2..........        (328)         --              27,336          --
SCB - Lvl 3..........      --              --               9,948          --
SCB - Lvl 4..........        (478)         --              30,580          --
SCB - Lvl 5..........        (178)         --              30,730          --
SCB - Lvl 6..........         (22)         --               7,205          --
SCC - Lvl 2..........        (111)         --               3,151          --
SCC - Lvl 4..........      --              --                 712          --
SCC - Lvl 5..........      --              --               3,796          --

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY SELECT FOUR CONTRACTS (A):
AIM1 - Lvl 3.........      --              --               1,548          --              --              --
AIM1 - Lvl 4.........      --              --               1,497          --                (998)         --
AIM1 - Lvl 5.........      --              --              --              --               2,794          --
AIM2 - Lvl 4.........      --              --               1,561          --              --              --
AIM2 - Lvl 5.........      --              --               5,276          --              --              --
AIM4 - Lvl 3.........      --              --                  60          --                   2          --
AIM4 - Lvl 4.........      --              --               1,415          --              --              --
AIM4 - Lvl 5.........      --              --                 969          --               1,265          --
AL1 - Lvl 4..........      --              --               1,463          --              --              --
AL1 - Lvl 5..........      --              --               4,725          --               1,943          --
AL2 - Lvl 4..........      --              --               3,035          --              (1,152)         --
AL2 - Lvl 5..........      --              --               7,161          --              --              --
GS3 - Lvl 4..........      --              --                 610          --                  15          --
JP1 - Lvl 4..........      --              --                 606          --                  17          --
LA1 - Lvl 3..........      --              --               1,199          --              --              --
LA1 - Lvl 4..........      --              --               1,125          --              --              --
LA1 - Lvl 5..........      --              --                 577          --              --              --
CAS - Lvl 4..........      --              --                 718          --                (420)         --
CAS - Lvl 5..........      --              --               3,830          --              --              --
EGS - Lvl 3..........      --              --               2,200          --                   2          --
EGS - Lvl 4..........      --              --               1,716          --                (191)         --
EGS - Lvl 5..........      --              --               1,663          --              --              --
HYS - Lvl 3..........      --              --                  20          --                  10          --
UTS - Lvl 3..........      --              --                   5          --              --              --
UTS - Lvl 4..........      --              --               1,226          --              --              --
GSS - Lvl 3..........      --              --                  20          --                  (1)         --
TRS - Lvl 3..........      --              --               1,238          --              --              --
TRS - Lvl 4..........      --              --               1,162          --              --              --
TRS - Lvl 5..........      --              --               1,327          --              --              --
MIT - Lvl 3..........      --              --               2,638          --              --              --
MIT - Lvl 4..........      --              --               1,239          --              --              --
NWD - Lvl 3..........      --              --                  15          --                   2          --
NWD - Lvl 4..........      --              --               1,068          --                (681)         --
NWD - Lvl 5..........      --              --               1,558          --               1,345          --
MIS - Lvl 3..........      --              --               2,859          --              --              --
MIS - Lvl 4..........      --              --                 700          --                (408)         --
MIS - Lvl 5..........      --              --               1,634          --               2,585          --
SCA1 - Lvl 3.........      --              --                  15          --                 (10)         --
SCA1 - Lvl 4.........      --              --              --              --               3,906          --
SCA2 - Lvl 3.........      --              --                  55          --                  (8)         --
SCA3 - Lvl 3.........      --              --                  20          --                  (2)         --
SCA3 - Lvl 5.........      --              --                 557          --              --              --
SCA4 - Lvl 3.........      --              --                  45          --                   1          --
SCA5 - Lvl 3.........      --              --                  30          --                   7          --
SCA5 - Lvl 4.........      --              --               1,055          --                (675)         --
SCA5 - Lvl 5.........      --              --              --              --               2,580          --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY SELECT FOUR
AIM1 - Lvl 3.........      --              --               1,548          --
AIM1 - Lvl 4.........      --              --                 499          --
AIM1 - Lvl 5.........      --              --               2,794          --
AIM2 - Lvl 4.........      --              --               1,561          --
AIM2 - Lvl 5.........      --              --               5,276          --
AIM4 - Lvl 3.........      --              --                  62          --
AIM4 - Lvl 4.........      --              --               1,415          --
AIM4 - Lvl 5.........      --              --               2,234          --
AL1 - Lvl 4..........      --              --               1,463          --
AL1 - Lvl 5..........      --              --               6,668          --
AL2 - Lvl 4..........      --              --               1,883          --
AL2 - Lvl 5..........      --              --               7,161      --
GS3 - Lvl 4..........           (4)        --                 621          --
JP1 - Lvl 4..........           (4)        --                 619          --
LA1 - Lvl 3..........      --              --               1,199          --
LA1 - Lvl 4..........      --              --               1,125          --
LA1 - Lvl 5..........      --              --                 577          --
CAS - Lvl 4..........      --              --                 298          --
CAS - Lvl 5..........      --              --               3,830          --
EGS - Lvl 3..........      --              --               2,202          --
EGS - Lvl 4..........           (8)        --               1,517          --
EGS - Lvl 5..........      --              --               1,663          --
HYS - Lvl 3..........      --              --                  30          --
UTS - Lvl 3..........      --              --                   5          --
UTS - Lvl 4..........      --              --               1,226          --
GSS - Lvl 3..........      --              --                  19          --
TRS - Lvl 3..........      --              --               1,238          --
TRS - Lvl 4..........      --              --               1,162          --
TRS - Lvl 5..........      --              --               1,327          --
MIT - Lvl 3..........      --              --               2,638          --
MIT - Lvl 4..........      --              --               1,239          --
NWD - Lvl 3..........      --              --                  17          --
NWD - Lvl 4..........      --              --                 387          --
NWD - Lvl 5..........      --              --               2,903          --
MIS - Lvl 3..........      --              --               2,859          --
MIS - Lvl 4..........      --              --                 292          --
MIS - Lvl 5..........      --              --               4,219          --
SCA1 - Lvl 3.........      --              --                   5          --
SCA1 - Lvl 4.........      --              --               3,906          --
SCA2 - Lvl 3.........      --              --                  47          --
SCA3 - Lvl 3.........      --              --                  18          --
SCA3 - Lvl 5.........      --              --                 557          --
SCA4 - Lvl 3.........      --              --                  46          --
SCA5 - Lvl 3.........      --              --                  37          --
SCA5 - Lvl 4.........      --              --                 380          --
SCA5 - Lvl 5.........      --              --               2,580          --

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred Between
                             Units Outstanding                                            Sub-Accounts and Fixed
                             Beginning of Year                Units Purchased              Accumulation Account
                       -----------------------------   -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999            2000            1999
                       -------------   -------------   -------------   -------------   -------------   -------------
FUTURITY SELECT FOUR CONTRACTS (A) -- CONTINUED:
SCA7 - Lvl 3.........      --              --                  50          --              --              --
SCA8 - Lvl 3.........      --              --               1,915          --              --              --
SCA9 - Lvl 5.........      --              --                 585          --              --              --
SCA - Lvl 3..........      --              --                  30          --              --              --
SCA - Lvl 5..........      --              --                 918          --              --              --
SCB - Lvl 3..........      --              --                  15          --                  (1)         --
SCB - Lvl 5..........      --              --                 574          --              --              --
SCC - Lvl 5..........      --              --                 874          --              --              --


                             Units Withdrawn,                Units Outstanding
                        Surrendered, and Annuitized             End of Year
                       -----------------------------   -----------------------------
                        Year Ended      Year Ended      Year Ended      Year Ended
                       December 31,    December 31,    December 31,    December 31,
                           2000            1999            2000            1999
                       -------------   -------------   -------------   -------------
FUTURITY SELECT FOUR
SCA7 - Lvl 3.........      --              --                  50          --
SCA8 - Lvl 3.........      --              --               1,915          --
SCA9 - Lvl 5.........      --              --                 585          --
SCA - Lvl 3..........      --              --                  30          --
SCA - Lvl 5..........      --              --                 918          --
SCB - Lvl 3..........      --              --                  14          --
SCB - Lvl 5..........      --              --                 574          --
SCC - Lvl 5..........      --              --                 874          --

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(6) INVESTMENT PURCHASES AND SALES
The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2000:

                                                                Purchases        Sales
                                                              -------------   -----------
AIM Variable Insurance Fund, Inc.
  V.I. Capital Appreciation Fund............................  $ 46,879,880    $ 2,740,411
  V.I. Growth Fund..........................................    60,260,416      9,146,355
  V.I. Growth and Income Fund...............................    52,663,068      7,639,832
  V.I. International Equity Fund............................    66,249,930     11,961,416
The Alger American Fund
  Growth Portfolio..........................................    76,789,545      8,816,209
  Income and Growth Portfolio...............................    48,074,516      6,256,427
  Small Capitalization Portfolio............................    22,684,010      2,938,665
Goldman Sachs Variable Insurance Trust
  VITSM CORE Large Cap Growth Fund..........................    21,471,868      2,540,473
  VITSM CORE Small Cap Equity Fund..........................     4,903,689        560,959
  VITSM CORE US Equity Fund.................................    14,672,940      8,605,510
  Growth and Income Fund....................................     4,105,409      1,152,029
  International Equity Fund.................................    11,035,984      1,370,816
J.P. Morgan Series Trust II
  Equity Portfolio..........................................    12,620,695      3,430,106
  International Opportunities Portfolio.....................     8,671,601      1,749,550
  Small Company Portfolio...................................     9,529,631      4,039,562
Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio...............................    29,699,664      6,886,921
MFS/Sun Life Series Trust
  Capital Appreciation Series...............................    30,333,392      2,631,504
  Emerging Growth Series....................................    94,820,633     25,395,793
  High Yield Series.........................................    24,062,493      7,422,306
  Money Market..............................................     9,275,547     10,336,262
  Utilities Series..........................................    37,338,599      4,217,961
  Government Securities Series..............................    18,057,323      9,726,136
  Total Return Series.......................................    12,484,214        918,959
  Massachusetts Investors Trust Series......................    26,573,140      1,762,089
  New Discovery Series......................................    32,360,492      4,929,890
  Massachusetts Investors Growth Stock Series...............    48,656,265      2,716,073
OCC Accumulation Trust
  Equity Portfolio..........................................    18,036,839      7,961,799
  Mid Cap Portfolio.........................................    13,814,310      3,671,584
  Small Cap Portfolio.......................................     9,261,891      3,865,395
  Managed Portfolio.........................................     1,962,964        741,755
Salomon Brothers Variable Series Funds, Inc.
  Variable Capital Fund.....................................       136,417         52,758
  Variable Investors Fund...................................       147,107        226,796
  Variable Strategic Bond Fund..............................     1,004,159      3,113,784
  Variable Total Return Fund................................       815,171      3,016,338

FUTURITY, FUTURITY II, FUTURITY FOCUS, FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY III AND FUTURITY SELECT FOUR SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(6) INVESTMENT PURCHASES AND SALES -- continued

                                                                Purchases        Sales
                                                              -------------   -----------
Sun Capital Advisers Trust
  Sun Capital Money Market Fund.............................  $ 82,822,500    $55,950,788
  Sun Capital Investment Grade Bond Fund....................    27,056,032      6,800,294
  Sun Capital Real Estate Fund..............................     9,983,659      1,330,761
  Sun Capital Select Equity Fund............................    12,329,426        517,975
  Sun Capital Blue Chip Mid Cap Fund........................    35,099,675      4,174,930
  Sun Capital Investors Foundation Fund.....................     2,721,009        465,030
  Sun Capital Davis Venture Value Fund......................    10,969,680        447,503
  Sun Capital Davis Financial Fund..........................     2,413,084        123,128
  Sun Capital Value Equity Fund.............................       302,045          7,366
  Sun Capital Value Mid Cap Fund............................     6,339,969        463,008
  Sun Capital Value Small Cap Fund..........................     3,261,318        126,758
  Sun Capital Value Managed Fund............................       117,714          6,339
Credit Suisse Institutional
  Emerging Markets Portolio.................................     5,153,649      3,682,016
  International Equity Portfolio............................     2,115,069      1,009,421
  Post-Venture Capital Portfolio............................     1,973,639      1,373,515
  Small Company Growth Portfolio............................     6,184,434      4,417,966

INDEPENDENT AUDITORS' REPORT

To the Participants in Futurity, Futurity II, Futurity Focus, Futurity Accolade,
  Futurity Focus II, Futurity III and Futurity Select Four and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, the Alger American Growth Sub-Account, the Alger American Income and Growth Sub-Account, the Alger American Small Capitalization Sub-Account, Goldman Sachs VIT(SM) CORE Large Cap Growth Sub-Account, Goldman Sachs VIT(SM) CORE Small Cap Equity Sub-Account, Goldman Sachs VIT(SM) CORE U.S. Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, J.P. Morgan U.S. Disciplined Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account, OCC Accumulation Small Cap Sub-Account, OCC Accumulation Managed Sub-Account, Salomon Brothers Variable Capital Sub-Account, Salomon Brothers Variable Investors Sub-Account, Salomon Brothers Variable Strategic Bond Sub-Account, Salomon Brothers Variable Total Return Sub-Account, Sun Capital Advisers Trust Money Market Sub-Account, Sun Capital Advisers Trust Investment Grade Bond Sub-Account, Sun Capital Advisers Trust Real Estate Sub-Account, Sun Capital Advisers Trust Select Equity Sub-Account, Sun Capital Advisers Trust Blue Chip Mid Cap Sub-Account, Sun Capital Advisers Trust Investors Foundation Sub-Account, Sun Capital Advisers Trust Davis Venture Value Fund Sub-Account, Sun Capital Advisers Trust Davis Financial Sub-Account, Sun Capital Advisers Trust Value Equity Sub-Account, Sun Capital Advisers Trust Value Mid Cap Sub-Account, Sun Capital Advisers Trust Value Small Cap Sub-Account, Sun Capital Advisers Trust Value Managed Sub-Account, Credit Suisse Institutional Emerging Markets Sub-Account, Credit Suisse Institutional International Equity Sub-Account, Credit Suisse Institutional Post-Venture Capital Sub-Account and Credit Suisse Institutional Small Company Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

                                 Annual Report

                               December 31, 2000

                                     [LOGO]

A professionally managed annuity issued by Sun Life Assurance Company of Canada
                                     (U.S.)

            DIRECTORS AND OFFICERS OF SUN LIFE                      SUN LIFE ASSURANCE
            ASSURANCE COMPANY OF CANADA (U.S.)                      COMPANY OF CANADA (U.S.)
            ---------------------------------------------           ---------------------------------------
            DONALD A. STEWART, Chairman and Director                ANNUITY SERVICE MAILING ADDRESS
            C. JAMES PRIEUR, Vice Chairman and Director             Sun Life of Canada (U.S.)
            JAMES A. McNULTY, III, President and Director           P.O. Box 9133
            S. CAESAR RABOY, Director                               Boston, MA 02103-9986
            JAMES C. BAILLE, Director                               GENERAL DISTRIBUTOR
            DAVID D. HORN, Director                                 Clarendon Insurance Agency, Inc.
            ANGUS A. MacNAUGHTON, Director                          One Sun Life Executive Park
            WILLIAM W. STINSON, Director                            Wellesley Hills, MA 02481
            PETER F. DEMUTH, Vice President and                     AUDITORS
                Chief Counsel and Assistant Secretary               Deloitte & Touche LLP
            DAVEY S. SCOON, Vice President,                         200 Berkeley Street
                Finance and Treasurer                               Boston, MA 02116
            RONALD J. FERNANDES, Vice President,                    This report is prepared for the general information
                Retirement Products and Services                    of contract owners and participants. It is
            ROBIN L. CAMARA, Vice President, Human                  authorized for distribution to prospective
                Resources and Administrative Services               purchasers only when preceded or accompanied by an
            MARK W. DE TORA, Vice President,                        effective prospectus.
                Individual Insurance
            JAMES M.A. ANDERSON, Vice President,
                Investments
            ROBERT P. VROLYK, Vice President and
                Actuary
            ELLEN B. KING, Senior Counsel
                and Secretary
            JAMES R. SMITH, Vice President and
                Chief Information Officer

     ACCOUNT INFORMATION : For account information, please call toll-free:
     1-888-717-4387 anytime from a touch-tone telephone. To speak to a customer service representative, please call toll-free: 1-888-786-2435 on any business day from 8 a.m. to 6 p.m. Eastern Standard time.
                                                                FUTUS-3 3/01 16M